Registration Nos. 033-52154
811-07168

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
______________________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]

Pre-Effective Amendmet No.	[ ]

Post-Effective Amendment No. 38	[x]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]

Amendment No. 39 [x] (Check appropriate box or boxes.) ___________________________________

HENNESSY FUNDS TRUST (Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd.
Suite 200
Novato, California	94945
(Address of Principal Executive Offices)	(ZIP Code)

(800) 966-4354 (Registrant’s Telephone Number, including Area Code)

Neil J. Hennessy	Copy to:
Hennessy Advisors, Inc.	Peter D. Fetzer
7250 Redwood Blvd.	Foley & Lardner LLP
Suite 200	777 East Wisconsin Avenue
Novato, California 94945	Milwaukee, Wisconsin 53202-5306
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☐            immediately upon filing pursuant to paragraph (b)
☐           on ( dated ) pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (dated) pursuant to paragraph (a)(1)
☒           75 days after filing pursuant to paragraph (a)(2)
☐           on (dated) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS & OVERVIEW
FEBRUARY 28, 2014

DOMESTIC EQUITY	Investor	Institutional
Hennessy Cornerstone Growth Fund	HFCGX	HICGX
Hennessy Focus Fund	HFCSX	HFCIX
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	HIMDX
Hennessy Cornerstone Large Growth Fund	HFLGX	HILGX
Hennessy Cornerstone Value Fund	HFCVX	HICVX
Hennessy Large Value Fund	HLVFX	HLVIX
Hennessy Total Return Fund	HDOGX

BALANCED & FIXED INCOME
Hennessy Equity and Income Fund	HEIFX	HEIIX
Hennessy Balanced Fund	HBFBX
Hennessy Core Bond Fund	HCBFX	HCBIX

SECTOR & SPECIALTY
Hennessy Gas Utility Index Fund	GASFX
Hennessy Small Cap Financial Fund	HSFNX	HISFX
Hennessy Large Cap Financial Fund	HLFNX
Hennessy Technology Fund	HTECX	HTCIX
Hennessy Japan Fund	HJPNX	HJPIX
Hennessy Japan Small Cap Fund	HJPSX

Investing, Uncompromised

hennessyfunds.com | 1-800-966-4354

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds or determined if this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

(This Page Intentionally Left Blank.)

CONTENTS

Contents

Summary Information:
Domestic Equity
Hennessy Cornerstone Growth Fund	2
Hennessy Focus Fund	5
Hennessy Cornerstone Mid Cap 30 Fund	8
Hennessy Cornerstone Large Growth Fund	11
Hennessy Cornerstone Value Fund	14
Hennessy Large Value Fund	17
Hennessy Total Return Fund	20
Balanced & Fixed Income
Hennessy Equity and Income Fund	23
Hennessy Balanced Fund	27
Hennessy Core Bond Fund	30
Sector & Specialty
Hennessy Gas Utility Index Fund	33
Hennessy Small Cap Financial Fund	36
Hennessy Large Cap Financial Fund	39
Hennessy Technology Fund	42
Hennessy Japan Fund	45
Hennessy Japan Small Cap Fund	48
Important Additional Fund Information	51
Additional Investment Information	52
Historical Performance	53
Management of the Funds	55
Shareholder Information
Pricing of Fund Shares	59
Classes of Shares	59
Account Minimum Investments	59
Market Timing Policy	60
Telephone Privileges	60
How to Purchase Shares	60
Automatic Investment Plan	62
Retirement Plans	62
How to Sell Shares	62
How to Exchange Shares	64
Systematic Cash Withdrawal Program	65
Dividends and Distributions	65
Tax Information	65
Index Descriptions	66
Householding	67
Electronic Delivery	67
Financial Highlights	69

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCGX
Institutional: HICGX

HENNESSY CORNERSTONE GROWTH FUND

Investment Objective

The Hennessy Cornerstone Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.55%		0.37%
Shareholder Servicing	0.10%		None
All Remaining
Other Expenses	0.45%		0.37%
Total Annual Fund
Operating Expenses		1.29%		1.11%
Expense Reimbursement		N/A		(0.13)%1
Net Expenses		1.29%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Trustees terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$131	$409	$708	$1,556
Institutional	$100	$340	$599	$1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Cornerstone Growth Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Growth Fund”), had a portfolio turnover rate of 105% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in growth-oriented common stocks by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Growth Strategy® (the “Growth Strategy”). The stocks in which the Fund may invest are both domestic and foreign companies whose securities are listed on a U.S. national securities exchange and American Depositary Receipts, which are foreign securities traded on U.S. exchanges. Generally, a majority of the companies selected by the Growth Strategy are small cap companies (companies with a market capitalization under $1 billion), but the Growth Strategy may also select medium cap companies (companies with a market capitalization of $1 billion to $8 billion) and large cap companies (companies with a market capitalization in excess of $8 billion). As of January 31, 2014, the average and median market capitalization of the stocks held by the Fund is $8.7 billion and $3.5 billion, respectively. From a universe of stocks with market capitalization exceeding $175 million, the Growth Strategy selects the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criterion helps to uncover relative bargains. The Growth Strategy uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE GROWTH FUND

2)	Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

3)	Positive stock price appreciation, or relative strength, over the past three and six-month periods
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 50 stocks as dictated by the Growth Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Growth Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small- and Medium-Sized Companies Risk: The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: The Fund invests in American Depositary Receipts, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Growth Style Risk:  A growth style of investing may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth.  Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery.  There is the risk that the growth investment style may be out of favor for a period of time.  At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

Performance Information

The Fund is the successor to the Predecessor Growth Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Growth Fund. The Predecessor Growth Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of

HENNESSY FUNDS	1-800-966-4354

Investor: HFCGX
Institutional: HICGX

broad measures of market performance, the Russell 2000® Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORNERSTONE GROWTH FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.23% for the quarter ended March 31, 2012 and the lowest quarterly return was -29.48% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Growth Fund – Investor

Return before taxes	35.89%	14.21%	4.43%

Return after taxes
on distributions	35.89%	14.21%	3.53%

Return after taxes
on distributions and
sale of Fund shares	20.31%	11.44%	3.74%

Hennessy Cornerstone
Growth Fund – Institutional

Return before taxes	36.43%	14.61%	4.64%

Russell 2000® Index
(reflects no deduction for
fees, expenses or taxes)	38.82%	20.08%	9.07%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery serves as Co-Portfolio Manager of the Fund, a capacity in which he has served since February 2011, and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY FOCUS FUND

HENNESSY FOCUS FUND

Investment Objective

The Hennessy Focus Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses1	0.29%	0.24%
Total Annual Fund Operating Expenses	1.44%	1.14%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$147	$456	$787	$1,724
Institutional	$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.

The Portfolio Managers implement the Fund’s strategy by focusing on companies whose valuations in the market are modest, that earn higher than average economic returns, are well managed and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate

HENNESSY FUNDS	1-800-966-4354

Investor: HFCSX
Institutional: HFCIX

due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small- and Medium-Sized Companies Risk:  The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Non-Diversification Risk:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is the successor to the FBR Focus Fund (the “Predecessor Focus Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012. The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Focus Fund. The Predecessor Focus Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the Russell 3000® Index and the Russell MidCap® Growth Index.  For additional information on this index, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY FOCUS FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 19.82% for the quarter ended June 30, 2009 and the lowest quarterly return was -16.38% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY FOCUS FUND

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Focus
Fund – Investor

Return before taxes	35.33%	22.39%	12.31%

Return after taxes
on distributions	34.80%	21.49%	11.54%

Return after taxes
on distributions and
sale of Fund shares	20.41%	18.55%	10.25%

Hennessy Focus
Fund – Institutional

Return before taxes	35.70%	22.82%	12.51%

Russell 3000® Index
(reflects no deduction for
fees, expenses or taxes)	33.55%	18.71%	7.88%

Russell MidCap®
Growth Index
(reflects no deduction for
fees, expenses or taxes)	35.74%	23.37%	9.77%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class is May 30, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

The Fund’s primary index has changed.  Previously, the Fund used the Russell 2000® Index, which is a small-capitalization index, as its primary index.  The Fund is now compared to the Russell 3000® Index, which is a broader market index than the Russell 2000® Index, because it better reflects both the underlying holdings of the Fund and the investible stock universe for the Fund.  The Russell 3000® Index is a combination of the Russell 2000® Index and the Russell 1000® Index, which is a small-capitalization index and a large-capitalization index, respectively.  The average annual total returns of the Russell 2000® Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 38.82%, 20.08%, and 9.07%, respectively.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor to the Fund is Broad Run Investment Management, LLC.

Portfolio Managers

David S. Rainey, CFA, Brian E. Macauley, CFA, and Ira M. Rothberg, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Messrs. Rainey, Macauley and Rothberg each serve as a Co-Portfolio Manager of the Fund and have served in this capacity since August 2009.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HFMDX
Institutional: HIMDX

HENNESSY CORNERSTONE MID CAP 30 FUND

Investment Objective

The Hennessy Cornerstone Mid Cap 30 Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.57%		0.37%
Shareholder Servicing	0.10%		None
All Remaining
Other Expenses	0.47%		0.37%
Total Annual Fund
Operating Expenses		1.31%		1.11%
Expense Reimbursement		N/A		(0.13)%1
Net Expenses		1.31%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Trustees terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$133	$415	$718	$1,579
Institutional	$100	$340	$599	$1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Cornerstone Mid Cap 30 Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Mid Cap 30 Fund”), had a portfolio turnover rate of 212% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in medium cap growth-oriented stocks (medium cap companies are companies with a market capitalization of $1 billion to $10 billion) by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Mid Cap 30 Formula® (the “Formula”). The Formula selects companies which have between $1 billion and $10 billion in market value, and excludes American Depositary Receipts, or “ADRs”. The Formula selects the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criterion helps to uncover relative bargains. The Formula uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Formula considers improved earnings to be a key indicator of a company’s financial strength.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE MID CAP 30 FUND

3)	Positive stock price appreciation, or relative strength, over the past three and six-month periods.
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 30 stocks as dictated by the Formula, weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium-Sized Companies Risk: The Fund invests in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Growth Style Risk:  A growth style of investing may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth.  Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery.  There is the risk that the growth investment style may be out of favor for a period of time.  At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

Performance Information

The Fund is the successor to the Predecessor Mid Cap 30 Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Mid Cap 30 Fund. The Predecessor Mid Cap 30 Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare with those of  broad measures of market performance, the Russell Midcap® Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY FUNDS	1-800-966-4354

Investor: HFMDX
Institutional: HIMDX

HENNESSY CORNERSTONE MID CAP 30 FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 17.97% for the quarter ended March 31, 2006 and the lowest quarterly return was -22.59% for the quarter ended September 30, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Mid Cap 30 Fund – Investor

Return before taxes	29.63%	19.55%	11.44%

Return after taxes
on distributions	27.40%	19.09%	10.74%

Return after taxes on
distributions and sale
of Fund shares	18.56%	15.98%	9.53%

Hennessy Cornerstone
Mid Cap 30 Fund – Institutional

Return before taxes	30.06%	20.00%	11.68%

Russell Midcap® Index
(reflects no deduction for
fees, expenses or taxes)	34.76%	22.36%	10.22%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

The Fund’s primary index has changed.  Previously, the Fund used the S&P Midcap 400 Index as its primary index.  The Fund is now compared to the Russell Midcap® Index so that the fund complex is consistently benchmarking against the appropriate Russell index when benchmarking against discrete asset classes.  The average annual total returns of the S&P Midcap 400 Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 33.50%, 21.89%, and 10.36%, respectively.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery serves as Co-Portfolio Manager of the Fund, a capacity in which he has served since February 2011, and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE LARGE GROWTH FUND

HENNESSY CORNERSTONE LARGE GROWTH FUND

Investment Objective

The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.45%		0.36%
Shareholder Servicing Fee	0.10%		None
All Remaining
Other Expenses	0.35%		0.36%
Total Annual Fund
Operating Expenses		1.19%		1.10%
Expense Reimbursement		N/A		(0.12	)%1
Net Expenses		1.19%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Trustees terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$121	$378	$654	$1,443
Institutional	$100	$338	$595	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). The Large Growth Formula excludes American Depositary Receipts, or ADRs. The Large Growth Formula selects the 50 common stocks that meet the following criteria, in order:

1)	Market capitalization that exceeds the average of the Database

2)	Price-to-cash flow ratio less than the median of the Database
This value criterion helps to uncover relative bargains among large companies.

3)	Positive total capital

4)	Highest one-year return on total capital
Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold.  Holdings of all stocks in the Fund that continue to

HENNESSY FUNDS	1-800-966-4354

Investor: HFLGX
Institutional: HILGX

meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Large Growth Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium-Sized Company Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance, the Russell 1000® Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORNERSTONE LARGE GROWTH FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 21.26% for the quarter ended June 30, 2009 and the lowest quarterly return was -15.98% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

		Since
		Inception
	One Year	(3/20/09)

Hennessy Cornerstone Large
Growth Fund – Investor

Return before taxes	33.79%	23.59%

Return after taxes
on distributions	31.91%	22.34%

Return after taxes on
distributions and sale
of Fund shares	20.60%	19.56%

Hennessy Cornerstone Large
Growth Fund – Institutional

Return before taxes	34.08%	23.95%

Russell 1000® Index
(reflects no deduction for
fees, expenses or taxes)	33.11%	23.28%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	22.73%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE LARGE GROWTH FUND

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery serves as Co-Portfolio Manager of the Fund, a capacity in which he has served since February 2011, and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCVX
Institutional: HICVX

HENNESSY CORNERSTONE VALUE FUND

Investment Objective

The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.48%		0.36%
Shareholder Servicing	0.10%		None
All Remaining
Other Expenses	0.38%		0.36%
Total Annual Fund
Operating Expenses		1.22%		1.10%
Expense Reimbursement		N/A		(0.12)%
Net Expenses		1.22%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Trustees terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$124	$387	$670	$1,477
Institutional	$100	$338	$595	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Cornerstone Value Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Value Fund”), had a portfolio turnover rate of 41% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in larger, dividend-paying companies (companies with market capitalization that exceeds the average of the Database) by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Value Strategy® (the “Value Strategy”). The stocks in which the Fund may invest are both domestic and foreign companies whose securities are listed on a U.S. national securities exchange and American Depositary Receipts, which are foreign securities traded on U.S. exchanges. The Value Strategy involves the identification of a universe of larger, widely-held companies with strong sales and cash flow known as the Market Leaders Universe™ (“Market Leaders”). As of January 31, 2014, the average market capitalization of the stocks held by the Fund is $98.6 billion. From the universe of Market Leaders, the Value Strategy selects the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

1)	Market capitalization that exceeds the average of the Database

2)	Number of shares outstanding that exceeds the average of the Database

3)	Twelve-month sales that are 50% greater than the average of the Database

4)	Cash flow that exceeds the average of the Database

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE VALUE FUND

The Fund purchases 50 stocks as dictated by the Value Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Value Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium-Sized Companies Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Value Investing Risk:  The value approach to investing involves the risk that value stocks may remain undervalued.  Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on growth stocks.

Foreign Securities Risk: The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information

The Fund is the successor to the Predecessor Value Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Value Fund. The Predecessor Value Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the S&P 500 Index and the Russell 1000® Value Index. For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORNERSTONE VALUE FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 28.59% for the quarter ended September 30, 2009 and the lowest quarterly return was -22.40% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCVX
Institutional: HICVX

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)
	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Value Fund – Investor

Return before taxes	26.40%	19.64%	6.74%

Return after taxes
on distributions	25.66%	19.12%	6.25%

Return after taxes
on distributions and
sale of Fund shares	15.55%	16.11%	5.47%

Hennessy Cornerstone
Value Fund – Institutional

Return before taxes	26.74%	19.99%	6.91%

Russell 1000® Value Index
(reflects no deduction for
fees, expenses or taxes)	32.53%	16.67%	7.58%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery serves as Co-Portfolio Manager of the Fund, a capacity in which he has served since February 2011, and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY LARGE VALUE FUND

HENNESSY LARGE VALUE FUND

Investment Objective

The Hennessy Large Value Fund seeks long-term growth of capital and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.85%		0.85%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.48%		0.29%
Shareholder Servicing Fee	0.10%		None
All Remaining
Other Expenses	0.38%		0.29%
Total Annual Fund
Operating Expenses		1.33%		1.14%
Expense Reimbursement		N/A		(0.16	)%1
Net Expenses		1.33%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Trustees terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$135	$421	$729	$1,601
Institutional	$100	$346	$612	$1,372

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets.  The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

•	stocks that the portfolio managers consider to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements; and
•	stocks thatthe portfolio managers believe have sound businesses with good future potential based on their fundamental characteristics.

The Fund normally invests for the long-term, but may sell a security at any time that the Fund’s portfolio managers consider it to be overvalued or otherwise unfavorable.  With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at time of purchase, and there is no maximum market capitalization.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

HENNESSY FUNDS	1-800-966-4354

Investor: HLVFX
Institutional: HLVIX

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Medium-Sized Companies Risk: The Fund may invest in medium-sized companies, that may have more limited liquidity and greater price volatility than larger, more established companies.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

Performance Information

The Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on March 20, 2009. The performance information provided for the periods from April 19, 2004 to March 20, 2009 is historical information for the Tamarack Value Fund’s Class S shares. The Tamarack Value Fund was managed by RBC Global Asset Management (U.S.) Inc. (formerly known as Voyageur Asset Management Inc.) and had the same investment objective and a similar investment strategy as the Fund. The performance information provided for periods prior to April 19, 2004 is historical information for the Babson Value Fund, the predecessor to the Tamarack Value Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the S&P 500 Index and the Russell 1000® Value Index. For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY LARGE VALUE FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 16.42% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.02% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY LARGE VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Large
Value Fund – Investor

Return before taxes	28.27%	14.70%	5.90%

Return after taxes
on distributions	28.04%	14.52%	4.62%

Return after taxes
on distributions and
sale of Fund shares	16.20%	11.87%	4.99%

Hennessy Large
Value Fund – Institutional

Return before taxes	28.73%	15.13%	6.09%

Russell 1000® Value Index
(reflects no deduction for
fees, expenses or taxes)	32.53%	16.67%	7.58%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

For periods prior to March 20, 2009, performance shown reflects the performance of the Tamarack Value Fund’s Class S shares and includes expenses that are not applicable to and are different than those of the Investor Class and Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor to the Fund is RBC Global Asset Management (U.S.) Inc.

Portfolio Managers

Stuart A. Lippe (lead manager), Barbara S. Browning, CFA, and Adam D. Scheiner, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment strategy.  Mr. Lippe, Ms. Browning, and Mr. Scheiner have each been with RBC Global Asset Management (U.S.) Inc. since 2007 in the role of Senior Portfolio Manager.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.
HENNESSY FUNDS	1-800-966-4354

HDOGX

HENNESSY TOTAL RETURN FUND

Investment Objective

The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses		0.62%
Shareholder Servicing	0.10%
Interest Expense	0.10%
All Remaining Other Expenses	0.42%
Total Annual Fund Operating Expenses		1.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$139	$434	$750	$1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Total Return Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Total Return Fund”), had a portfolio turnover rate of 31% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in the ten highest dividend-yielding Dow Jones Industrial Average (“DJIA”)* stocks (known as the “Dogs of the Dow”), and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the ten “Dogs of the Dow” stocks, in roughly equal dollar amounts, and approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy which allows the Fund’s performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the Dow stocks and 25% U.S. Treasury securities. The Fund typically will borrow money by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. The Fund also purchases from time to time an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

*
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY TOTAL RETURN FUND

The Fund holds its stock investments for one year, including stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally, it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks

Although a portion of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Borrowing Risk: The Fund borrows against its investments. Purchasing Treasury/Government securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund’s losses would be greater than if it had not. Also, the Fund will incur interest costs when it borrows money, which costs may exceed the investment returns it earns on the securities purchased with borrowed money. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Performance Information

The Fund is the successor to the Predecessor Total Return Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Total Return Fund. The Predecessor Total Return Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the DJIA and the 75/25 Blended DJIA/Treasury Index (which consists of 75% common stocks represented by the DJIA and 25% short-duration Treasury securities represented by the BofA Merrill Lynch 90-day Treasury Bill Index). For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY FUNDS	1-800-966-4354

HDOGX

CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 15.11% for the quarter ended September 30, 2009 and the lowest quarterly return was -18.41% for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)
	One	Five	Ten
	Year	Year	Year
Hennessy Total
Return Fund

Return before taxes	18.52%	13.34%	4.95%

Return after taxes
on distributions	18.19%	13.04%	4.64%

Return after taxes
on distributions and
sale of Fund shares	10.73%	10.73%	3.99%

75/25 Blended
DJIA/Treasury Index
(reflects no deduction for
fees, expenses or taxes)	21.67%	12.59%	6.16%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses or taxes)	29.65%	16.74%	7.44%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

The 75/25 Blended DJIA/Treasury Index consists of 75% common stocks represented by the Dow Jones Industrial Average and 25% short-duration Treasury securities represented by the BofA Merrill Lynch 90-day Treasury Bill Index.

The Fund’s indices have changed.  Previously, the Fund used the Dow Jones Industrial Average as its primary index and the S&P 500 Index as its secondary index.  The Fund will now use the 75/25 Blended DJIA/Treasury Index as its primary index and the Dow Jones Industrial Average as its secondary index.  The Fund changed its primary index to the 75/25 Blended DJIA/Treasury Index because the new index more closely reflects the investment strategy of the Fund.  The average annual total returns of the S&P 500 Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 32.39%, 17.94%, and 7.41%, respectively.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery serves as Co-Portfolio Manager of the Fund, a capacity in which he has served since February 2011, and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

BALANCED & FIXED INCOME – HENNESSY EQUITY AND INCOME FUND

HENNESSY EQUITY AND INCOME FUND

Investment Objective

The Hennessy Equity and Income Fund seeks long-term capital growth and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%		0.80%
Distribution and Service (12b-1) Fees	0.25%		None
Other Expenses	0.31%		0.26%
Acquired Fund Fees
and Expenses1	0.03%		0.03%
Total Annual Fund
Operating Expenses	1.39%		1.09%
Expense Reimbursement	(0.03	%)2	N/A
Net Expenses	1.36%		1.09%

1
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager (the "Manager") has contractually agreed to insure that total operating expenses (excluding certain expenses and such as acquired fund fees and expenses 12b-1 fees) do not exceed 1.08% of the average daily net assets of the Investor Class shares of the Fund.  The Manager has agreed to maintain this expense limitation through February 28, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$138	$437	$758	$1,666
Institutional	$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depository receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of the Portfolio Managers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on the Portfolio Managers’ view of economic conditions and underlying security values.  The Fund may invest in Initial Public Offerings (“IPOs”).  Under normal circumstances, the Manager will allocate approximately 40% of the Fund’s assets to a sub-advisor to be invested in fixed income securities and the remaining 60% of the Fund’s assets to a sub-advisor to be invested in equity securities.  Many of the Fund’s common stock investments are expected to pay dividends.

HENNESSY FUNDS	1-800-966-4354

Investor: HEIFX
Institutional: HEIIX

The London Company manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of the Fund’s portfolio.  The London Company utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk and continue to have solid long-term growth prospects.  In addition, The London Company further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI utilizes its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management, which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach, which combines economic momentum, inflationary expectations and technical factors, to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.  The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.  As of January 31, 2014, the dollar-weighted average maturity of the Fund’s portfolio is 6.24 years based on stated maturity.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments Risk:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges, and Yankee bonds, which are U.S. dollar denominated bonds issued by foreign companies.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments Risk:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments Risk:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

HENNESSYFUNDS.COM

BALANCED & FIXED INCOME – HENNESSY EQUITY AND INCOME FUND

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Performance Information

The Fund is a successor to the FBR Balanced Fund (the “Predecessor Balanced Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Balanced Fund. The Predecessor Balanced Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Balanced Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Balanced Fund was reorganized as the FBR Balanced Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Balanced Fund for periods prior to March 12, 2010.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the S&P 500 Index and the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).  For additional information on these indexes, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY EQUITY AND INCOME FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 10.89% for the quarter ended September 30, 2009 and the lowest quarterly return was -13.66% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Equity and
Income Fund – Investor

Returns before taxes	15.03%	12.79%	8.11%

Returns after taxes
on distributions	13.90%	12.07%	6.88%

Returns after taxes on
distributions and sale
of fund shares	9.41%	10.11%	6.27%

Hennessy Equity and
Income Fund – Institutional

Returns before taxes	15.40%	13.07%	8.37%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

Blended Balanced Index
(reflects no deduction for
fees, expenses or taxes)	18.10%	12.49%	6.35%

We use the Blended Balanced Index because that index compares the Fund's performance with the returns of an index of funds holding investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

HENNESSY FUNDS	1-800-966-4354

Investor: HEIFX
Institutional: HEIIX

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisors

The sub-advisors for the Fund are The London Company of Virginia, LLC (“The London Company”) and Financial Counselors, Inc. (“FCI”), with respect to the equity and fixed income sleeves of the Fund’s portfolio, respectively.

Portfolio Managers

The London Company investment team, which is comprised of Stephen M. Goddard, Lead Portfolio Manager and CFA (Managing Director and Founder), Jonathan T. Moody (Portfolio Manager), J. Brian Campbell, CFA (Portfolio Manager) and Mark E. DeVaul, CFA, CPA (Portfolio Manager), is primarily responsible for the day-to-day management of the equity sleeve of the portfolio of the Fund and for developing and executing the investment program for the equity sleeve of the Fund.  Messrs. Goddard, Moody, Campbell and DeVaul each serve as Portfolio Managers of the Fund and have served in this capacity since July 2007, July 2007, September 2010 and July 2011, respectively.

The FCI investment team, which is comprised of Gary B. Cloud, CFA, and Peter G. Greig, CFA, is primarily responsible for the day-to-day management of the fixed income sleeve of the Fund and for developing and executing the investment program for the fixed income sleeve of the Fund.  Messrs. Cloud and Greig are each Senior Vice Presidents and Portfolio Managers of FCI.  In addition, they each serve as a Portfolio Manager of the Fund and have served in this capacity since July 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

BALANCED & FIXED INCOME – HENNESSY BALANCED FUND

HENNESSY BALANCED FUND

Investment Objective

The Hennessy Balanced Fund seeks a combination of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses		1.00%
Shareholder Servicing	0.10%
All Remaining Other Expenses	0.90%
Total Annual Fund Operating Expenses		1.75%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$178	$551	$949	$2,062

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Balanced Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Balanced Fund”), had a portfolio turnover rate of 22% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests approximately 50% of its assets in roughly equal dollar amounts in the ten highest dividend-yielding Dow Jones Industrial Average (“DJIA”)* stocks (known as the “Dogs of the Dow”), but limits exposure to market risk and volatility by investing approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. The Fund also purchases from time to time an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

The Fund holds its stock investments for one year. This includes stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally it may sell a

*
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HBFBX

portion of the stocks which remain in the portfolio so that the rebalanced portion of the Fund’s portfolio will consist of approximately 50% U.S. Treasury securities and approximately 50% of the ten highest yielding stocks in the DJIA in approximately equal dollar amounts.

Principal Risks

Although approximately 50% of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the fund’s performance.

Performance Information

The Fund is the successor to the Predecessor Balanced Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Balanced Fund. The Predecessor Balanced Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the DJIA and the 50/50 Blended DJIA/Treasury Index (which consists of 50% common stocks represented by the DJIA and 50% short-duration Treasury securities represented by the BofA Merrill Lynch 1-Year Treasury Note Index).  For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 14.05% for the quarter ended September 30, 2009 and the lowest quarterly return was -12.52% for the quarter ended December 31, 2008.

HENNESSYFUNDS.COM

BALANCED & FIXED INCOME – HENNESSY BALANCED FUND

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)
	One	Five	Ten
	Year	Year	Year
Hennessy Balanced Fund

Return before taxes	11.73%	9.47%	3.56%

Return after taxes
on distributions	10.82%	9.22%	3.14%

Return after taxes
on distributions and
sale of Fund shares	7.38%	7.52%	2.83%

50/50 Blended
DJIA/Treasury Index
(reflects no deduction for
fees, expenses or taxes)	14.20%	8.65%	4.97%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses or taxes)	29.65%	16.74%	7.44%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

The 50/50 Blended DJIA/Treasury Index consists of 50% common stocks represented by the Dow Jones Industrial Average and 50% short-duration Treasury securities represented by the BofA Merrill Lynch 1-Year Treasury Note Index.

The Fund’s indices have changed.  Previously, the Fund used the Dow Jones Industrial Average as its primary index and the S&P 500 Index as its secondary index.  The Fund will now use the 50/50 Blended DJIA/Treasury Index as its primary index and the Dow Jones Industrial Average as its secondary index.  The Fund changed its primary index to the 50/50 Blended DJIA/Treasury Index because the new index more closely reflects the investment strategy of the Fund.  The average annual total returns of the S&P 500 Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 32.39%, 17.94%, and 7.41%, respectively.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery serves as Co-Portfolio Manager of the Fund, a capacity in which he has served since February 2011, and has been employed by the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HCBFX
Institutional: HCBIX

HENNESSY CORE BOND FUND

Investment Objective

The Hennessy Core Bond Fund seeks current income with capital growth as a secondary objective.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.21%	0.87%
Acquired Fund Fees
and Expenses1	0.11%	0.11%
Total Annual Fund
Operating Expenses	2.37%	1.78%
Expense Reimbursement2	(0.96)%	(0.62)%
Net Expenses	1.41%	1.16%

1
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager (the “Manager”) has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses and 12b-1 fees) do not exceed 1.05% of the Fund’s average daily net assets of both the Investor Class and Institutional Class shares of the Fund, respectively. The Manager has agreed to maintain this expense limitation through February 28, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$144	$648	$1,178	$2,633
Institutional	$118	$500	$907	$2,043

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds, mortgage-backed securities, asset-backed securities, and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).

The Fund is sub-advised by Financial Counselors, Inc. (“FCI”).  FCI will use its core fixed income philosophy to manage the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can

HENNESSYFUNDS.COM

BALANCED & FIXED INCOME – HENNESSY CORE BOND FUND

produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.  The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.  As of January 31, 2014, the dollar-weighted average maturity of the Fund’s portfolio was 5.67 years based on stated maturity.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments Risk:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges, and Yankee bonds, which are U.S. dollar denominated bonds issued by foreign companies.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments Risk:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments Risk:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to

HENNESSY FUNDS	1-800-966-4354

Investor: HCBFX
Institutional: HCBIX

adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Performance Information

The Fund is a successor to the FBR Core Bond Fund (the “Predecessor Core Bond Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Core Bond Fund. The Predecessor Core Bond Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Core Bond Fund was the investment successor to the AFBA 5Star Total Return Bond Fund (the “AFBA Predecessor Bond Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Bond Fund was reorganized as the FBR Core Bond Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Bond Fund for periods prior to March 12, 2010.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, the Barclays Capital Intermediate U.S. Government/Credit Index.  For additional information on this index, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORE BOND FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 5.35% for the quarter ended September 30, 2009 and the lowest quarterly return was -2.84% for the quarter ended March 31, 2005.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Core
Bond Fund – Investor

Returns before taxes	0.01%	5.68%	4.93%

Returns after taxes
on distributions	(5.87)%	3.29%	2.84%

Returns after taxes on
distributions and sale
of fund shares	3.79%	4.00%	3.37%

Hennessy Core
Bond Fund – Institutional
Returns before taxes	0.27%	5.94%	5.19%

Barclays Capital Intermediate
U.S. Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)	(0.86)%	3.96%	4.09%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is FCI.

Portfolio Managers

Gary B. Cloud, CFA, and Peter G. Greig, CFA, are primarily responsible for the day-to-day management of the Fund and for developing and executing the Fund’s investment program.  Messrs. Cloud and Greig are each Senior Vice Presidents and Portfolio Managers of FCI. In addition, they each serve as a Portfolio Manager of the Fund and have served in this capacity since July 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY GAS UTILITY INDEX FUND

Investment Objective

The Hennessy Gas Utility Index Fund seeks income and capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.40%
Total Annual Fund Operating Expenses	0.80%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$82	$255	$444	$990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategy

Designed as an index fund, the Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (the “Index”), an index maintained by the American Gas Association (“AGA”), a national trade association of natural gas companies.  The Index consists of approximately 63 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock).  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The stocks included in the Fund are chosen solely on the statistical basis of their weightings in the Index.

The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations.  No attempt is made to manage the Fund’s portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless the company is removed from the Index.  The percentage of the Fund’s assets to be invested in each company’s stock contained within the Index is approximately the same as the percentage the stock represents in the Index.  Each stock’s proportion of the Index is based on that stock’s market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock.  Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and

HENNESSY FUNDS	1-800-966-4354

GASFX

transmission revenue.  Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  If a deviation occurs, it may be the result of various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Industry Concentration Risk:  The Fund concentrates its investments within the natural gas distribution and transmission industry.  Because of its narrow industry focus, the Fund’s performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather.  The gas industry is also sensitive to increased interest rates because of the industry’s capital intensive nature.  In the event the Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the Index.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification Risk:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Index Tracking Risk:  While the Fund seeks to track the performance of the Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation with the return of the Index due to such factors as the various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses which are not incurred by the Index.  In addition, the Fund may not be fully invested at all times in the Index as a result of cash flows into the Fund or reserves of cash that are maintained in order to meet redemption requests and cover operating expenses.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY GAS UTILITY INDEX FUND

Performance Information

The Fund is a successor to the FBR Gas Utility Index Fund (the “Predecessor Gas Utility Index Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Gas Utility Index Fund.  The Predecessor Gas Utility Index Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and same investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the S&P 500 Index and the AGA Stock Index.  For additional information on these indexes, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 14.73% for the quarter ended June 30, 2009 and the lowest quarterly return was -16.40% for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Gas
Utility Index Fund

Returns before taxes	25.42%	18.63%	12.52%

Returns after taxes
on distributions	24.05%	17.78%	11.67%

Returns after taxes on
distributions and sale
of fund shares	15.41%	15.22%	10.46%

AGA Stock Index
(reflects no deduction for
fees, expenses or taxes)	26.41%	17.82%	11.60%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

We use the AGA Stock Index because that index compares the Fund's performance with the returns of an index of funds holding investments similar to those of the Fund. The AGA Stock Index is calculated by the American Gas Association. As calculated, the total return of the AGA Stock Index reflects the appreciation or depreciation of the stocks in the AGA Stock Index plus all dividends paid on such stocks, but does not assume that the dividends are reinvested and compounded.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

Winsor (Skip) H. Aylesworth and Ryan Kelley are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Aylesworth serves as Portfolio Manager to the Fund and has served in this capacity since 2001. Mr. Kelley serves as Co-Portfolio Manager of the Fund and has served in this capacity since March 2013.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.
HENNESSY FUNDS	1-800-966-4354

Investor: HSFNX
Institutional: HISFX

HENNESSY SMALL CAP FINANCIAL FUND

Investment Objective

The Hennessy Small Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.31%	0.25%
Acquired Fund Fees
and Expenses1	0.04%	0.04%
Total Annual Fund Operating Expenses	1.50%	1.19%

1
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$153	$474	$818	$1,791
Institutional	$121	$378	$654	$1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY SMALL CAP FINANCIAL FUND

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Sized Companies Risk: The Fund invests in small-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Real Estate-Related Risk:  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration Risk:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification Risk:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

Performance Information

The Fund is a successor to the FBR Small Cap Financial Fund (the “Predecessor Small Cap Financial Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Small Cap Financial Fund. The Predecessor Small Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the Russell 2000® Index and the Russell 2000® Financial Services Index.  For additional information on this index, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY FUNDS	1-800-966-4354

Investor: HSFNX
Institutional: HISFX

HENNESSY SMALL CAP FINANCIAL FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.57% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.72% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Small Cap
Financial Fund – Investor

Returns before taxes	36.59%	14.58%	6.01%

Returns after taxes
on distributions	34.52%	14.11%	4.67%

Returns after taxes
on distributions
and sale of fund shares	22.30%	11.74%	4.88%

Hennessy Small Cap
Financial Fund – Institutional

Returns before taxes	36.96%	14.73%	6.15%

Russell 2000®
Financial Services Index
(reflects no deduction for
fees, expenses or taxes)	31.37%	13.22%	5.66%

Russell 2000® Index
(reflects no deduction for
fees, expenses or taxes)	38.82%	20.08%	9.07%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is May 30, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

The Fund’s indices have changed.  Previously, the Fund used the Russell 2000® Index as its primary index and the NASDAQ Bank Index as its secondary index.  The Fund will now use the Russell 2000® Financial Services Index as its primary index and the Russell 2000® Index as its secondary index.  The Fund changed its primary index to the Russell 2000® Financial Services Index because it more closely reflects the types of companies held in the Fund’s portfolio.  The average annual total returns of the NASDAQ Bank Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 41.72%, 7.54%, and 1.34%, respectively.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

David H. Ellison and Ryan Kelley are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Ellison serves as Portfolio Manager to the Fund and has served in this capacity since inception. Mr. Kelley serves as Co-Portfolio Manager of the Fund and has served in this capacity since March 2013.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY LARGE CAP FINANCIAL FUND

HENNESSY LARGE CAP FINANCIAL FUND

Investment Objective

The Hennessy Large Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$160	$496	$855	$1,867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization (“large-cap”) companies “principally engaged” in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses.  The Fund’s policy of investing at least 80% of its net assets in large-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. The Fund may invest up to 20% of its net assets in companies with smaller market capitalizations or companies outside of the financial group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

HENNESSY FUNDS	1-800-966-4354

HLFNX

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Large-Sized Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Sized Companies Risk:  The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification Risk:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is a successor to the FBR Large Cap Financial Fund (the “Predecessor Large Cap Financial Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Large Cap Financial Fund.  The Predecessor Large Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, Russell 1000® Index and the Russell 1000® Financial Services Index. For additional information on these indexes, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY LARGE CAP FINANCIAL FUND

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 27.66% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.49% for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Large Cap
Financial Fund

Returns before taxes	42.03%	16.22%	5.33%

Returns after taxes
on distributions	41.06%	16.05%	4.24%

Returns after taxes on
distributions and sale
of fund shares	24.54%	13.13%	4.31%

Russell 1000®
Financial Services Index
(reflects no deduction for
fees, expenses or taxes)	34.80%	14.91%	1.68%

Russell 1000® Index
(reflects no deduction for
fees, expenses or taxes)	33.11%	18.59%	7.78%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Fund’s indices have changed.  Previously, the Fund used the KBW Bank Index as its primary index and the S&P 500 Index as its secondary index.  The Fund will now use the Russell 1000® Financial Services Index as its primary index and the Russell 1000® Index as its secondary index.  The Fund changed its primary index to the Russell 1000® Financial Services Index because it more closely reflects the types of companies held in the Fund’s portfolio, and the Fund changed its secondary index to the Russell 1000® Index because it more closely reflects the asset size of the holdings of the Fund’s portfolio.  The average annual total returns of the KBW Bank Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 37.75%, 11.25%, and (0.72)%, respectively.  The average annual total returns of the S&P 500 Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 32.39%, 17.94%, and 7.41%, respectively.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

David H. Ellison and Ryan Kelley are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Ellison serves as Portfolio Manager to the Fund and has served in this capacity since inception. Mr. Kelley serves as Co-Portfolio Manager of the Fund and has served in this capacity since March 2013.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.
HENNESSY FUNDS	1-800-966-4354

Investor: HTECX
Institutional: HTCIX

HENNESSY TECHNOLOGY FUND

Investment Objective

The Hennessy Technology Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.89%	1.86%
Acquired Fund Fees
and Expenses1	0.04%	0.04%
Total Annual Fund
Operating Expenses	3.08%	2.80%
Expense Reimbursement2	(1.09)%	(1.06)%
Net Expenses	1.99%	1.74%

1
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager (the “Manager”) has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses and, from and after November 1, 2014, 12b-1 fees) do not exceed 1.95% of the average daily net assets of the Investor Class shares of the Fund and 1.70% of the average daily net assets of the Institutional Class shares of the Fund. The Manager has agreed to maintain this expense limitation through February 28, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$202	$849	$1,521	$3,316
Institutional	$177	$768	$1,385	$3,051

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.  Potential investments would include, but not be limited to, the following industries:  computer software and hardware, semiconductors, scientific instru-

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY TECHNOLOGY FUND

mentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.

The Portfolio Managers make investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Portfolio Managers assess the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small- and Medium-Sized Companies Risk:  The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk:  The Fund concentrates its investments within the technology industry.  Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments Risk:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification Risk:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

HENNESSY FUNDS	1-800-966-4354

Investor: HTECX
Institutional: HTCIX

Performance Information

The Fund is a successor to the FBR Technology Fund (the “Predecessor Technology Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Technology Fund. The Predecessor Technology Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance, the NASDAQ Composite Index and the S&P 500 Index.  For additional information on these indexes, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY TECHNOLOGY FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 18.58% for the quarter ended June 30, 2009 and the lowest quarterly return was -22.74% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)

	One	Five	Ten
	Year	Year	Year
Hennessy Technology
Fund – Investor

Returns before taxes	29.75%	17.05%	5.99%

Returns after taxes
on distributions	29.75%	17.05%	5.13%

Returns after taxes on
distributions and sale
of fund shares	16.84%	13.84%	4.55%

Hennessy Technology
Fund – Institutional

Returns before taxes	30.12%	17.24%	6.08%

NASDAQ Composite Index
(reflects no deduction for
fees, expenses or taxes)	39.36%	22.73%	8.54%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	32.39%	17.94%	7.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is March 12, 2010.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

David H. Ellison and Winsor (Skip) H. Aylesworth are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Messrs. Ellison and Aylesworth serve as Co-Portfolio Managers of the Fund and have served in this capacity since inception.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN FUND

HENNESSY JAPAN FUND

Investment Objective

The Hennessy Japan Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%		1.00%
Distribution and Service (12b-1) Fees		None		None
Other Expenses1		0.91%		0.67%
Shareholder Servicing Fee	0.10%		None
All Remaining
Other Expenses	0.81%		0.67%
Total Annual Fund
Operating Expenses		1.91%		1.67%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$194	$600	$1,032	$2,233
Institutional	$170	$526	$907	$1,976

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Japan Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Fund”), had a portfolio turnover rate of 6% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of Japanese companies.  The Fund’s equity investments may include common stocks (including stocks purchased in initial public offerings (IPOs)), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund’s investments also may include investments in Japan real estate investment trusts or funds (so-called “J-REITs”) and pooled investment vehicles such as exchange-traded funds that invest in equity securities of Japanese companies.  The Fund invests in companies regardless of market capitalization. As of January 31, 2014, the average market capitalization of the stocks held by the Fund is $22.5 billion.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund’s portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

HENNESSY FUNDS	1-800-966-4354

Investor: HJPNX
Institutional: HJPIX

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Small- and Medium-Sized Companies Risk:  The Fund may invest in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Japan Risk:  The Fund invests in the stock of companies operating in Japan.  Because Japan’s economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries.  Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years.  Should political tension increase, it could adversely affect the economy and destabilize the region as a whole.  Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.  Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.  Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan’s economy, and may continue to do so.

IPO Risk:  The prices of securities purchased in initial public offerings (IPOs) can be very volatile.  The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the Fund’s performance.  As the Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.  IPO securities will typically be sold when the Fund’s portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that IPOs that are consistent with the Fund’s portfolio managers’ intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk:  In addition to the currency and political risks associated with foreign securities (see above), the Fund’s investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar.  The Fund may, but is not obliged to, engage in currency hedging transactions.  Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another (typically the U.S. dollar vs. another currency).  Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called “exchanged-traded funds,” which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle’s manager (rather than the Fund’s portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN FUND

Performance Information

The Fund is the successor to the Predecessor Japan Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Japan Fund. The Predecessor Japan Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare with those of broad measures of market performance, the Russell/Nomura Total Market™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY JAPAN FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 25.14% for the quarter ended March 31, 2004 and the lowest quarterly return was -18.79% for the quarter ended September 30, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)
	One	Five	Ten
	Year	Year	Year
Hennessy Japan Fund - Investor

Returns before taxes	26.16%	13.35%	7.55%

Returns after taxes
on distributions	26.16%	13.38%	7.26%

Returns after taxes on
distributions and sale
of fund shares	14.80%	10.76%	6.05%

Hennessy Japan
Fund - Institutional

Returns before taxes	26.38%	13.57%	7.71%

Russell/Nomura
Total Market Index
(reflects no deduction for
fees, expenses or taxes)	26.57%	7.72%	4.36%

TOPIX
(reflects no deduction for
fees, expenses or taxes)	26.35%	7.64%	4.20%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

Masakazu Takeda and Yu Shimizu are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Messrs. Takeda and Shimizu each serve as a Portfolio Manager of the Fund and have served in this capacity since November 2006 and January 2012, respectively.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HJPSX

HENNESSY JAPAN SMALL CAP FUND

Investment Objective

The Hennessy Japan Small Cap Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.20%
Distribution and Service (12b-1) Fees		None
Other Expenses1		1.20%
Shareholder Servicing Fee	0.10%
All remaining Other Expenses	1.10%
Total Annual Fund Operating Expenses		2.40%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$243	$748	$1,280	$2,736

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Japan Small Cap Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Small Cap Fund”), had a portfolio turnover rate of 141% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of smaller Japanese companies, generally defined as those companies with market capitalizations in the bottom 15% of all Japanese companies.  As of December 31, 2013, the bottom 15% of Japanese companies had market capitalizations under approximately 151.4 billion Japanese yen, or the equivalent of $1.4 billion.  This market capitalization range will vary due to market conditions  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations.  The Fund’s investments may include common stocks (including stocks purchased in IPOs), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds.  The Fund’s investments also may include investments in Japan real estate investment trusts or funds (so-called “J-REITs”) and pooled investment vehicles such as exchange-traded funds that invest in equity securities of Japanese companies.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund’s portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or be-

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN SMALL CAP FUND

lieve that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Small- and Medium-Sized Companies Risk:  The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Japan Risk:  The Fund invests in the stock of companies operating in Japan.  Because Japan’s economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries.  Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years.  Should political tension increase, it could adversely affect the economy and destabilize the region as a whole.  Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.  Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.  Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan’s economy, and may continue to do so.

IPO Risk:  The prices of securities purchased in initial public offerings (IPOs) can be very volatile.  The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the Fund’s performance.  As the Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.  IPO securities will typically be sold when the Fund’s portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that IPOs that are consistent with the Fund’s portfolio managers’ intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk:  In addition to the currency and political risks associated with foreign securities (see above), the Fund’s investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar.  The Fund may, but is not obliged to, engage in currency hedging transactions.  Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another (typically the U.S. dollar vs. another currency).  Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk:  Investing in other pooled investment vehicles, including so-called “exchanged-traded funds,” which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles.  In addition, the value of the investment is dependent on the management skills of the investment vehicle’s

HENNESSY FUNDS	1-800-966-4354

HJPSX

manager (rather than the Fund’s portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

Performance Information

The Fund is the successor to the Predecessor Japan Small Cap Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Japan Small Cap Fund. The Predecessor Japan Small Cap Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare with those of broad measures of market performance, the Russell/Nomura Small Cap™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 33.58% for the quarter ended June 30, 2009 and the lowest quarterly return was -19.87% for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)
			Since
	One	Five	Inception
	Year	Year	(8/31/07)
Hennessy Japan
Small Cap Fund

Returns before taxes	33.17%	15.23%	7.96%

Returns after taxes
on distributions	23.20%	12.63%	5.99%

Returns after taxes on
distributions and sale
of fund shares	20.90%	11.92%	6.05%

Russell/Nomura
Small Cap Index
(reflects no deduction for
fees, expenses or taxes)	25.28%	10.31%	3.85%
TOPIX

(reflects no deduction for
fees, expenses or taxes)	26.35%	7.64%	0.27%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

Tadahiro Fujimura and Hidehiro Moriya are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Messrs. Fujimura and Moriya each serve as a Portfolio Manager of the Fund and have served in this capacity since the inception of the Fund and June 2012, respectively.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSYFUNDS.COM

IMPORTANT ADDITIONAL FUND INFORMATION

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in the Funds or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with a Fund.

To purchase shares of the Funds, you may contact your broker-dealer or other financial intermediary. To purchase shares directly with Hennessy Funds, or for assistance with completing your application, you should call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time.  You may buy shares of the Funds each day the New York Stock Exchange (NYSE) is open.

The minimum initial investment in Investor Class shares of a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of a Fund is $250,000.  For corporate sponsored retirement plans, there is no minimum initial investment.  There is no subsequent minimum investment requirement for the Funds.  A $100 minimum exists for each additional investment made through the Automatic Investment Plan for each Fund.  The Funds may waive the minimum investment requirements from time to time.  Investors purchasing the Funds through financial intermediaries’ asset based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.

You may redeem shares of the Funds each day the NYSE is open.  You may redeem Fund shares by mail (Hennessy Funds, c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by calling the Transfer Agent for the Funds at 1-800-261-6950 or 1-414-765-4124 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time.  Investors who wish to redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Funds may be placed.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

HENNESSY FUNDS	1-800-966-4354

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures respecting disclosure of their portfolio holdings.

If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the other fund pursuant to the acquisition (“acquired portfolio securities”) unless this violates the investment limitations of the Fund.  The Fund may sell acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations applicable to the Fund or to meet redemption requests.

The following statements apply to the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund and the Hennessy Cornerstone Value Fund:

•	Each Fund will only purchase stocks that have historical trading volume sufficient to allow for purchase of the required number of shares without materially affecting the share price.
•
Each Fund selects stocks from the universe of stocks in the Capital IQ Database (formerly known as the Standard & Poor’s Compustat® Database). The Capital IQ Database is a robust and comprehensive source of data on publicly traded companies, consisting of domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.1

•
Utilizing their Strategies and Formulas, the Funds offer a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing. The Fund’s investment manager, Hennessy Advisors, Inc. (the “Manager”), expects stocks held in each Fund’s portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy or the stock market generally. However, in the event that earnings or other information that formed the basis for selecting a stock are restated, and the resulting data would have precluded the stock from being selected for the portfolio, the Manager reserves the right to replace that stock with another stock meeting the criteria of the Fund’s Strategy or Formula. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in each Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

•
Over the course of the year, when each Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for each Fund using its Strategy or Formula as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow, each Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the criteria of the Fund’s Strategy or Formula.

In the event of extreme market volatility, the Manager reserves the right to forego the use of positive three-month and/or six-month positive price appreciation criteria in selecting stocks for the portfolios of the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Mid Cap 30 Fund.

1
Although Capital IQ, Inc. (“CIQ”) obtains information for inclusion in, or for use in, the Capital IQ Database from sources that it considers reliable, CIQ does not guarantee the accuracy or completeness of the information contained in the Capital IQ Database.  CIQ makes no warranty, express or implied, as to the results to be obtained by the Funds and the advisability of investing in the Funds, or any other persons or entity from the use of the Capital IQ Database. S&P Capital IQ makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Capital IQ Database. “Standard & Poor’s”, “S&P”, and “Capital IQ” are trademarks of The McGraw-Hill Companies, Inc. The Funds are not sponsored, endorsed, sold or promoted by CIQ or any of its affiliates or parent companies.

HENNESSYFUNDS.COM

ADDITIONAL INVESTMENT INFORMATION AND HISTORICAL PERFORMANCE

The following statements apply to both the Hennessy Total Return Fund and the Hennessy Balanced Fund:

•
In an effort to minimize transaction costs, each Fund may accumulate funds and make purchases in larger blocks to avoid odd lot transactions. However, neither Fund will take a temporary defensive position. Each Fund invests accumulated funds in money market instruments (such as U.S. Treasury securities, commercial paper, commercial paper master notes or repurchase agreements) or money market mutual funds.

•
When funding redemption requests, each Fund will first utilize any accumulated funds described above. If it is necessary for the Fund to sell portfolio securities to meet redemption requests, it will endeavor to maintain its asset allocation strategy. Again, each Fund may vary the percentage of each issue of common stock sold to avoid odd lot transactions thereby reducing total transaction costs.

HISTORICAL PERFORMANCE
of the Large Growth Formula

Because the Hennessy Cornerstone Large Growth Fund does not yet have ten years of actual performance, we have included the following charts and tables that compare the total return of the Large Growth Formula with the returns of the Fund's benchmark index and the returns of the S&P 500 Index for each of the last ten years. The performance shown is that of a hypothetical portfolio managed in accordance with the dictates of the Large Growth Formula for the historical periods indicated and the actual performance of the Investor Class shares of the Fund since its inception. For the historical periods, the Large Growth Formula employed by the Fund assumes a December 31 rebalance date.

The hypothetical returns have been developed and tested by the Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Manager or from statistical services, reports or other sources the Manager believes are reliable.

Actual performance of the Fund may differ from the performance of the hypothetical portfolio for the following reasons: the Fund may not be fully invested at all times; not all stocks in the Fund’s portfolio may be weighted equally at all times due to appreciation or depreciation in a stock’s value; purchases and sales of stocks for the Fund’s portfolio are likely to occur between annual rebalancing dates due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; the actual rebalancing dates vary slightly from year to year; in managing the Fund, the Manager may make limited modifications to the Large Growth Formula as necessary to comply with federal tax laws; and the returns of the portfolio do not reflect the fees, commission costs or expenses borne by the Fund. The performance of the hypothetical portfolio would have been lower if the fees, commission costs and expenses had been deducted. The actual performance shown (since inception) is net of fees and expenses.

For the hypothetical portfolio, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Manager’s decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstance that would cause deviation from the Large Growth Formula in managing the Fund. The returns set forth below reflect reinvestment of dividends and other earnings. All returns shown reflect reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which, if earned each year in a multiple year period, would produce the cumulative rate of return over that period.

HENNESSY FUNDS	1-800-966-4354

HENNESSY CORNERSTONE LARGE GROWTH FUND1 – INVESTOR CLASS SHARES

	2004 **	2005 **	2006 **	2007 **	2008 **	2009 **	2010 *	2011 *	2012 *	2013 *	Total
Cornerstone Large Growth	20.59%	14.44%	35.14%	24.40%	-41.41%	54.61%	18.85%	2.59%	10.44%	33.79%	173.44%
Russell 1000® Index	11.40%	6.27%	15.46%	5.77%	-37.60%	28.43%	16.10%	1.50%	16.42%	33.11%	96.86%
S&P 500	10.88%	4.91%	15.80%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	32.39%	92.10%

Standard Deviation measures an investment’s
volatility or “risk.” The greater the standard
deviation, the more variable the rate of return.

1	The hypothetical performance assumes a December 31 rebalance date.
*	Actualreturns of Fund, net of fees and expenses.
**	For the period January 1, 2004 through March 19, 2009, returns are hypothetical. For the period March 20, 2009 through December 31, 2009 returns are based on actual Fund performance.

HENNESSYFUNDS.COM

HISTORICAL PERFORMANCE AND MANAGEMENT OF THE FUNDS

MANAGEMENT OF THE FUNDS

Investment Manager

Hennessy Advisors, Inc. is the investment manager of each of the Hennessy Funds. The Manager’s address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

The Manager has been providing investment advisory services since 1989. The Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  As of January 31, 2014, the Manager managed approximately $4.5 billion of net assets on behalf of the Hennessy Funds.

Management Fees

For its services, each Fund pays the Manager a monthly management fee based upon its average daily net assets. For the most recent fiscal year, the Funds paid the Manager the following advisory fees (these advisory fees remain current as of the date of this Prospectus):

FUND	ADVISORY FEE
Hennessy Cornerstone Growth Fund	0.74%
Hennessy Focus Fund	0.90%
Hennessy Cornerstone Mid Cap 30 Fund	0.74%
Hennessy Cornerstone Large Growth Fund	0.74%
Hennessy Cornerstone Value Fund	0.74%
Hennessy Large Value Fund	0.85%
Hennessy Total Return Fund	0.60%
Hennessy Equity and Income Fund	0.80%
Hennessy Balanced Fund	0.60%
Hennessy Core Bond Fund	0.80%
Hennessy Gas Utility Index Fund	0.40%
Hennessy Small Cap Financial Fund	0.90%
Hennessy Large Cap Financial Fund	0.90%
Hennessy Technology Fund	0.90%
Hennessy Japan Fund	1.00%
Hennessy Japan Small Cap Fund	1.20%

The Manager has contractually agreed to ensure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund and the Hennessy Large Value Fund.

The Manager has contractually agreed to ensure that net expenses (excluding certain expenses such as acquired fund fees and expenses and, from and after November 1, 2014, 12b-1 fees) do not exceed 1.95% of the average daily net assets of the Investor Class shares of the Hennessy Focus Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund, 1.30% of the average daily net assets of the Investor Class shares of the Hennessy Cornerstone Large Growth Fund and the Hennessy Large Value Fund and 0.85% of the average daily net assets of the Hennessy Gas Utility Index Fund.

The Manager has contractually agreed to ensure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 1.70% of the average daily net assets of the Institutional Class shares of the Hennessy Focus Fund, the Hennessy Small Cap Financial Fund and the Hennessy Technology Fund.

The Manager has contractually agreed to ensure that net expenses (excluding certain expenses such as acquired fund fees and expenses and 12b-1 fees) do not exceed 1.08% and 1.05% of the average daily net assets of both the Investor Class and Institutional Class shares of the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund, respectively.

Portfolio Managers Employed by the Investment Manager

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.

Neil J. Hennessy serves as Portfolio Manager to the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, and the Hennessy Balanced Fund. Mr. Hennessy has been the President, Chief Executive Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989.

Brian E. Peery serves as Co-Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund and the Hennessy Balanced Fund, capacities in which he has served since February 2011, and has been employed by the Manager since 2002.

Winsor (Skip) H. Aylesworth serves as Portfolio Manager of the Hennessy Gas Utility Index Fund and Co-Portfolio Manager of the Hennessy Technology Fund, and has served in such capacities since 2001 and since inception, respectively.  Prior to October 26, 2012, Mr. Aylesworth was employed by FBR Fund Advisers, Inc.

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David H. Ellison serves as Portfolio Manager of the Hennessy Small Cap Financial Fund and the Hennessy Large Cap Financial Fund and as Co-Portfolio Manager of the Hennessy Technology Fund, and has served in these capacities since the inception of each such Fund.  Prior to October 26, 2012, Mr. Ellison was employed by FBR Fund Advisers, Inc.

Ryan Kelley serves as Co-Portfolio Manager of the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund and the Hennessy Large Cap Financial Fund, capacities in which he has served since March 2013, and has been employed by the Manager since October 26, 2012. Prior to October 26, 2012, Mr. Kelley was employed by FBR Fund Advisers, Inc.

Sub-Advisors

The Manager has delegated the day-to-day management of the Hennessy Focus Fund to Broad Run Investment Management, LLC (“Broad Run”), located at 1530 Wilson Blvd., Suite 1020, Arlington, VA  22209.  Broad Run has been registered with the Securities and Exchange Commission (“SEC”) as an investment adviser since 2012.

The Manager has delegated the day-to-day management of the Hennessy Large Value Fund to RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), a wholly-owned subsidiary of RBC USA Holdco Corporation, which is an indirect wholly-owned subsidiary of Royal Bank of Canada.  RBC GAM (U.S.) has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986.  RBC GAM (US) maintains offices at 100 South Fifth St., Suite 2300, Minneapolis, MN 55402.

The Manager has delegated the day-to-day management of the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund to SPARX Asset Management Co., Ltd. (“SPARX”).  SPARX is a wholly-owned subsidiary of SPARX Group Co., Ltd. (“SPARX Group”), a publicly-listed company traded on JASDAQ.  Shuhei Abe founded SPARX Group in 1989, and is SPARX Group’s Chief Investment Officer. In this capacity, he is responsible for setting policy on general market trends, the investment research process, and the overall investment direction of SPARX’s Japan-focused asset management.  SPARX is registered with the Securities and Exchange Commission as an investment adviser.  In addition, SPARX Asset Management Co., Ltd. is registered with the Japanese authority to conduct the investment management business, the investment advisory and agency business, the first financial instruments business and the second financial instruments business.  SPARX maintains offices at Tennoz First Tower 16F, 2-2-4 Higashi Shinagawa, Shinagawa-ku, Tokyo 140-0002, Japan.

The Manager has delegated the day-to-day management of the equity sleeve and fixed income sleeve of the Hennessy Equity and Income Fund to The London Company of Virginia, LLC (“The London Company”) and Financial Counselors, Inc. (“FCI”), respectively.  The Manager has delegated the day-to-day management of the Hennessy Core Bond Fund to FCI.

The London Company is registered with the SEC as an investment adviser and has been providing investment advisory services since 1994.  The London Company maintains offices at 1801 Bayberry Court, Suite 301, Richmond, VA 23226.

FCI is registered with the SEC as an investment adviser and has been providing investment advisory services since 1966.  FCI maintains offices at 442 West 97th Street, Kansas City, MO 64110.

Portfolio Managers Employed by Sub-Advisors

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.

HENNESSY FOCUS FUND – BROAD RUN INVESTMENT MANAGEMENT, LLC

David S. Rainey, CFA, has served as Co-Portfolio Manager of the Fund since August 2009.  Prior to October 26, 2012, Mr. Rainey was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in May 1998.

Ira M. Rothberg, CFA, has served as Co-Portfolio Manager of the Fund since August 2009.  Prior to October 26, 2012, Mr. Rothberg was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in November 2004.

Brian E. Macauley, CFA, has served as Co-Portfolio Manager of the Fund since August 2009.  Prior to October 26, 2012, Mr. Macauley was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in January 2003.

HENNESSY LARGE VALUE FUND – RBC GLOBAL ASSET MANAGEMENT (U.S.) INC.

The Fund employs a team of seasoned portfolio managers who are equally responsible for the day-to-day management of the portfolio of the Fund, and each of whom have responsibility for providing expertise in a focused number of industry sectors.

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MANAGEMENT OF THE FUNDS

Stuart A. Lippe, the Lead Portfolio Manager of the Fund, has been a Senior Portfolio Manager at RBC GAM (US) since 2007, was Senior Large Cap Value Portfolio Manager at Freedom Capital Management from 2000 to 2007 and began his career in the investment advisory business in 1978. He currently has responsibilities for the Health Care, Energy, Materials, Consumer Staples and Utilities sectors.

Barbara S. Browning, CFA, has been a Senior Portfolio Manager at RBC GAM (US) since 2007, was Portfolio Manager and Research Analyst on Freedom Capital Management’s Value team and began her career in the investment advisory business in 1991. She currently has responsibilities for the Consumer Discretionary, Technology and Telecommunications sectors.

Adam D. Scheiner, CFA, has been a Senior Portfolio Manager at RBC GAM (US) since 2007, was Portfolio Manager and Research Analyst on Credit Suisse Asset Management’s large cap value team and began his career in the investment advisory business in 1989. He currently has responsibilities for the Industrials and Financials sectors.

HENNESSY JAPAN FUND AND HENNESSY JAPAN SMALL CAP FUND – SPARX ASSET MANAGEMENT CO., LTD.

The Hennessy Japan Fund and the Hennessy Japan Small Cap Fund are co-managed by some of the largest and most experienced Asia-based asset management specialists. The Hennessy Japan Fund’s Co-Portfolio Managers are Masakazu Takeda and Yu Shimizu. The Hennessy Japan Small Cap Fund’s Co-Portfolio Managers are Tadahiro Fujimura and Hidehiro Moriya.

The reference below to the title “CMA” designates that individual as a Chartered Member of the Security Analysts Association of Japan.

Masakazu Takeda, CMA, has been a Co-Portfolio Manager of the Predecessor Japan Fund since November 2006, and has primary responsibility for the day-to-day management of the Fund’s portfolio. He has been an analyst and fund manager with SPARX since 1999. Prior to joining SPARX, Mr. Takeda was employed by the Long Term Credit Bank of Japan (currently Shinsei Bank) and LTCB Warburg (now UBS Securities).

Yu Shimizu, CMA, has been a Co-Portfolio Manager of the Predecessor Japan Fund since January 2012.  He joined SPARX in 2005.  Prior to joining SPARX, Mr. Shimizu worked as an analyst at UFJ Partners Asset Management Co., Ltd. (currently Mitsubishi UFJ Asset Management Co., Ltd.) and as an analyst at Yasuda Capital Management Co., Ltd. (currently Yasuda Asset Management Co., Ltd.).

Tadahiro Fujimura, CFA and CMA, has been a Co-Portfolio Manager of the Predecessor Japan Small Cap Fund since its inception, and has primary responsibility for the day-to-day management of the Fund’s portfolio. He acts as head of the Investment & Research Division at SPARX and is responsible for overseeing Japanese Mid and Small Cap Strategies. Prior to joining SPARX, Mr. Fujimura was chief portfolio manager of the small cap investment team at Nikko Investment Trust & Management (currently Nikko Asset Management).

Hidehiro Moriya has been a Co-Portfolio Manager of the Predecessor Japan Small Cap Fund since June 2012. He joined SPARX in May 2006, as a research analyst. Prior to joining SPARX, he worked in the investment banking division of Morgan Stanley Japan Limited, where he handled large equity offerings and mergers and acquisitions.

HENNESSY EQUITY AND INCOME FUND – EQUITY SLEEVE – THE LONDON COMPANY OF VIRGINIA, LLC

Stephen M. Goddard, CFA, the lead Portfolio Manager of the Fund, is Managing Director and Founder of The London Company, and he heads The London Company’s investment committee. Mr. Goddard has managed the equity sleeve of the Fund since July 2007.

J. Brian Campbell, CFA, is a Portfolio Manager, and a member of The London Company’s investment committee. Mr. Campbell has helped manage the equity sleeve of the Fund since joining The London Company in September 2010. Before joining The London Company, Mr. Campbell spent six years as a portfolio manager and the Director of Research at Hilliard Lyons Capital Management.

Mark E. DeVaul, CFA, CPA, is a Portfolio Manager and a member of The London Company’s investment committee.  Mr. DeVaul has helped manage the equity sleeve of the Fund since joining The London Company in July 2011.  Before joining The London Company, Mr. DeVaul spent over eight years with Nuveen Investments.

Jonathan T. Moody, CFA, is a principal, Portfolio Manager, and a member of The London Company’s investment committee. Mr. Moody has helped manage the equity sleeve of the Fund since July 2007. Prior to joining The London Company, he founded Primary Research Group.

HENNESSY EQUITY AND INCOME FUND – FIXED INCOME SLEEVE – AND HENNESSY CORE BOND FUND – FINANCIAL COUNSELORS, INC.

Gary B. Cloud, CFA, is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income sleeve of the Hennessy Equity and Income Fund and the assets in the Hennessy Core Bond Fund since July 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee.

HENNESSY FUNDS	1-800-966-4354

Peter G. Greig, CFA, is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income sleeve of the Hennessy Equity and Income Fund and the assets in the Hennessy Core Bond Fund since July 2007.  He joined FCI in 1989 as a Trader and Fixed Income Analyst.  He chairs FCI’s Fixed Income Investment Committee.

Sub-Advisory Fee

For the most recent fiscal year, the Manager (not the Funds) paid a sub-advisory fee, based upon the daily net assets of each Fund or Predecessor Fund, as applicable, that is subadvised, at the rate of 0.29% for the Hennessy Focus Fund, 0.35% for the Hennessy Large Value Fund, 0.33% for the equity sleeve of the Hennessy Equity and Income Fund, 0.27% for the fixed income sleeve of the Hennessy Equity and Income Fund, 0.27% for the Hennessy Core Bond Fund, 0.35% for the Predecessor Japan Fund and 0.20% for the Predecessor Japan Small Cap Fund.  For the fiscal year ending October 31, 2014, FCI voluntarily agreed to reduce its sub-advisory fee with respect to the Hennessy Core Bond Fund to 0.15% of the Fund’s average daily net assets.  The Manager pays sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund.

Additional Manager and Sub-Advisor Information

A discussion regarding the basis for the Board of Directors approving the investment advisory agreements with the Manager and the sub-advisory agreements with the sub-advisors is available in the semi-annual report of the Hennessy Funds to shareholders for the period ended April 30, 2013 and in the annual report of the Hennessy Funds to shareholders for the period ended October 31, 2013.

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds that they manage.

Distribution Fees

Each of the Hennessy Focus Fund, the Hennessy Total Return Fund, the Hennessy Equity and Income Fund, the Hennessy Balanced Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, which allows the Fund to use up to 0.25% of the average daily net assets of its Investor Class shares to pay sales, distribution and other fees for the sale and distribution of its shares and for services provided to investors.  Currently, the Board of Trustees has approved the payment of up to 0.15% of the average daily net assets of each of the Hennessy Total Return Fund and the Hennessy Balanced Fund as a Rule 12b-1 fee.  The Board of Trustees has not authorized the payment of Rule 12b-1 fees for the Hennessy Gas Utility Index Fund, and, subject to any applicable shareholder or additional board approval, will not authorize any such payments prior to October 26, 2014.

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Agreement

Each of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Large Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund has entered into a Shareholder Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to such Funds consisting of:

•	maintaining an “800” number that current shareholders may call to ask questions about the Funds or their accounts with such Funds;
•	assisting shareholders in processing exchange and redemption requests for such Funds;
•	assisting shareholders in changing dividend options, account designations and addresses for such Funds;
•	responding generally to questions of shareholders about such Funds; and
•	providing such other similar services as such Funds may request.

For such services, each such Fund pays an annual service fee to the Manager equal to 0.10% of the average daily net assets of its Investor Class shares. Institutional Class shares are not subject to this servicing fee.

HENNESSYFUNDS.COM

MANAGEMENT OF THE FUNDS AND SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). This is calculated by dividing a Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of a Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost.

If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Funds’ corporate address, instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received in the offices of the Transfer Agent.

FOR QUESTIONS PLEASE CALL

The Hennessy Funds
1-800-966-4354 or
1-415-899-1555
10 A.M. - 7 P.M. ET, M-Th; 5 P.M. F
7 A.M. - 4 P.M. PT, M-Th; 2 P.M. F

US Bank, Transfer Agent for the Funds
1-800-261-6950 or
1-414-765-4124
9 A.M. - 8 P.M. ET, M-F
6 A.M. - 5 P.M. PT, M-F

Classes of Shares

The following Funds offer Institutional Class shares:

Hennessy Cornerstone Growth Fund
Hennessy Focus Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Large Value Fund
Hennessy Equity and Income Fund
Hennessy Core Bond Fund
Hennessy Small Cap Financial Fund
Hennessy Technology Fund
Hennessy Japan Fund

Institutional Class shares are available only to institutional investors or to shareholders who invest directly in a Fund or who invest through certain broker-dealers and financial institutions that have entered into appropriate arrangements with a Fund. There is also a higher minimum initial investment requirement for Institutional Class shares, as described below. If you qualify as a purchaser of Institutional Class shares, but your account is invested in Investor Class shares, you may convert your Investor Class shares to Institutional Class shares based on the relative net asset values of the two Classes on the conversion date.

Account Minimum Investments –
Investor Class

The minimum initial investment in Investor Class shares is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRA”). For corporate sponsored retirement plans, there is no minimum initial investment. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for a Fund. Each Fund may waive the minimum investment requirements from time to time.

Investors purchasing a Fund through financial intermediaries’ asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

Account Minimum Investments –
Institutional Class

The minimum initial investment in Institutional Class shares of a Fund is $250,000. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan.

Each Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of a Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund.  In this regard, pursuant to Rule 22c-2 of the Investment Company Act, the Funds enter into shareholder information agreements with financial intermediaries that purchase shares of the Funds for omnibus accounts.  These agreements require the financial intermediary to provide the Funds access, upon request, to information about underlying shareholder transaction activity in the omnibus account.  Any non-public personal information provided to the Funds is subject to the Funds’ privacy policy.

In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Funds.  If frequent trading or market timing is detected, a Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges

Each Fund offers the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

How To Purchase Shares

Shares of the Funds have not been registered for sale outside of the United States. The Funds do not sell shares to non-United States citizens. United States citizens living abroad may purchase shares of the Funds only if they have a social security number and a physical address (not a P.O. box) within the United States.  The only exception is for United States military with an APO or FPO address.

You may purchase shares of the Funds by check, wire or Automated Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the Funds cannot accept post-dated checks, post-dated online bill pay checks, or any conditional order or payment.

The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares. The Funds reserve the right to reject any purchase in whole or in part.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. As requested on the application, you should

HENNESSYFUNDS.COM

SHAREHOLDER INFORMATION

supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day’s pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

All wires should specify the name of the Fund and Class of shares, the name(s) in which the account is registered, the account number and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to a Fund.

To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

CAN I PURCHASE SHARES THROUGH BROKER-DEALERS?

You may buy, sell and exchange shares of a Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker’s (or its agent’s) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the applicable Fund’s prospectus.

If you decide to purchase shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.  The broker (or its agent) is responsible for ensuring that you receive copies of the applicable Fund’s prospectus, annual report, semi-annual report, and other Fund disclosure documents.

To inquire about an agreement, broker-dealers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

HENNESSY FUNDS	1-800-966-4354

TELEPHONE PURCHASE

You may purchase additional shares of a Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan

For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Fund account on a systematic schedule (e.g., monthly, quarterly, semi-annually and annually) that the shareholder selects. After your initial investment in a Fund, you may authorize the Fund to withdraw amounts of $100 or more.

If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. A Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five calendar days prior to the effective date.

Retirement Plans

You may invest in the Funds under the following retirement plans:

•	Coverdell Education Savings Account
•	Traditional IRA
•	Roth IRA
•	SEP-IRA for sole proprietors, partnerships and corporations
•	SIMPLE-IRA

The Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in a Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

How To Sell Shares

You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly through the Funds or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day.  Requests received after that time will be processed as of the close of business on the next business day.  Redemption requests for an IRA, Coverdell Education Plan or other retirement or qualified plan must be made in writing and cannot be made via telephone.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in “good order,” a Fund will redeem your shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Investor Class or Institutional Class shares of the Fund or the dollar value of Investor Class or Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding.  To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section “When are signature guarantees required?”

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or

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SHAREHOLDER INFORMATION

1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be sent by check to the address of record unless you elected to have proceeds transferred to the bank account designated on your Account Application.

Before acting on instructions received by telephone, a Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. A Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect a Fund and its shareholders, a signature guarantee is required in the following situations:

•	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 calendar days;
•	The redemption proceeds are to be payable or sent to any person, address or bank account not on record;
•	IRA transfer;
•	Account ownership is being changed; and
•	The redemption request is over $100,000 (Investor Class shares only).

In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.

A Fund reserves the right, at its sole discretion, to waive the signature guarantee requirement for a specific redemption request.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven calendar days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, a Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your check has cleared, whichever occurs first. In addition, a Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for two to three business days.

A Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY INVESTOR CLASS ACCOUNT BE INVOLUNTARILY REDEEMED?

A Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 60 calendar days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

CAN MY INSTITUTIONAL CLASS ACCOUNT BE INVOLUNTARILY CONVERTED?

If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 calendar days to make additional investments so that your account balance is $250,000 or more. If you do not, a Fund may convert your Institutional Class shares into Investor Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Investor Class shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares. This right of involuntary redemption does not apply to former Investor Class shareholders of the FBR Large Cap Fund, the FBR Mid Cap Fund or the FBR Small Cap Fund who became Institutional Class shareholders of the Hennessy Fund into which their FBR Fund was reorganized.

How To Exchange Shares

You may exchange shares of any Fund for shares of any other Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Fund, you should obtain and carefully read that Fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 ($250 for IRA’s) for Investor Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.

You may also exchange shares of any Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Funds, the Manager or the sub-advisors. The exchange privilege does not constitute an offering or recommendation on the part of the Funds, the Manager or the sub-advisors of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account for regular (non-IRA) accounts. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

Each Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses.  Each Fund reserves the right to reject any exchange order.  Each Fund may modify or terminate the exchange privilege upon written notice to shareholders.  Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders.  Such temporary suspension can be without prior notification to shareholders.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other Fund into which the exchange is being

HENNESSYFUNDS.COM

SHAREHOLDER INFORMATION

made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed above under “How Do I Sell Shares by Telephone?”.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

Systematic Cash Withdrawal Program

As another convenience, you may redeem your Investor Class shares of each Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If you elect this method of redemption, a Fund will send you a check, or you may have the proceeds sent directly to your designated bank account via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. You may choose to receive monthly, quarterly or annual payments. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by a Fund. You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent at least five calendar days prior to the next payment.

A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Dividends and Distributions

Capital Gains.  Each of the Funds pays capital gains, if any, once annually, usually in November or December.

Dividends.  The following Funds declare and pay dividends, if any, once annually, usually in December:

Hennessy Cornerstone Growth Fund
Hennessy Focus Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Large Value Fund
Hennessy Small Cap Financial Fund
Hennessy Large Cap Financial Fund
Hennessy Technology Fund
Hennessy Japan Fund
Hennessy Japan Small Cap Fund

The following Funds declare and pay dividends quarterly:

Hennessy Total Return Fund
Hennessy Equity and Income Fund
Hennessy Balanced Fund
Hennessy Gas Utility Index Fund

The Hennessy Core Bond Fund declares and pays dividends monthly.

The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code.

You have four distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.
•	Split Cash Reinvest Options:
o	Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or
o	Your dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.
•	All Cash Option – Both dividends and capital gains distributions will be paid in cash.

If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at the current NAV of the Fund, and to reinvest all subsequent distributions.

You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124. Any changes should be submitted at least five calendar days prior to the record date of the distribution.

Tax Information

Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

HENNESSY FUNDS	1-800-966-4354

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  You may choose a method other than the Fund’s standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

Index Descriptions

The Russell 3000® Index is comprised of the 3,000 largest U.S. companies, as determined by market capitalization.  This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The Russell 2000® Index is comprised of the smallest 2,000 companies in the Russell 3000® Index, representing approximately 8% of the Russell 3000® total market capitalization.

The Russell 2000® Financial Services Index is a subset of the Russell 2000® Index that measures the performance of the securities classified in the financial services sector of the small-capitalization U.S. equity market.

The Russell 1000® Index is comprised of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization.

The Russell 1000® Value Index is comprised of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth value.

The Russell 1000® Financial Services Index is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large-capitalization U.S. equity market.

The Russell Midcap® Index is comprised of approximately 800 of the smallest securities of the Russell 1000® Index based on a combination of their market capitalization and current index membership.

The Russell Midcap® Growth Index is comprised of approximately 40% of the total market capitalization of the Russell 1000® Index and includes companies with higher price-to-book ratios and higher forecasted growth values.

The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange or The NASDAQ Stock Market.

The S&P 500 Index is a capitalization-weighted index of 500 stocks that is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

The 75/25 Blended DJIA/Treasury Index consists of 75% common stocks represented by the Dow Jones Industrial Average and 25% short-duration Treasury securities represented by the BofA Merrill Lynch 90-day Treasury Bill Index.

The 50/50 Blended DJIA/Treasury Index consists of 50% common stocks represented by the Dow Jones Industrial Average and 50% short-duration Treasury securities represented by the BofA Merrill Lynch 1-Year Treasury Note Index

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and small capitalization stocks.

The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of publicly traded member companies of the American Gas Association. As calculated by the American Gas Association, the total return of the AGA Stock Index reflects the appreciation or depreciation of the stocks in the AGA Stock Index plus all dividends paid on such stocks, but does not assume that the dividends are reinvested and compounded.

The Blended Balanced Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index.

The Barclays Capital Intermediate U.S. Government/Credit Index measures performance of U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year and less than ten years. Securities have $250 million or more of outstanding face value and must be fixed rate and non-convertible.

The Tokyo Stock Price Index (TOPIX) is an unmanaged, capitalization weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange.

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SHAREHOLDER INFORMATION

The Russell/Nomura Total Market™ Index contains the top 98% of all stocks listed on Japan’s stock exchanges and registered on Japan’s OTC market, in terms of market capitalization.

The Russell/Nomura Small Cap™ Index contains the bottom 15% of the Russell/Nomura Total Market™ Index, which contains the top 98% of all stocks listed on Japan’s stock exchange and registered on Japan’s OTC market, in terms of market capitalization.

Householding

To help keep each Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 calendar days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms and reports online. To sign up for eDelivery, please visit hennessyfunds.com.  You may change your delivery preference at any time by visiting our website or contacting the Funds at 1-800-261-6950.

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HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the financial performance of the shares of the Funds or the predecessor funds to the Funds, as applicable, for the periods shown below. Certain information reflects financial results for a single Fund share. The “Total Return” figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  For the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Large Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund, this information has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm. For the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund, this information has been derived from financial statements audited by Tait, Weller & Baker LLP, an independent registered public accounting firm (except the information related to the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund for the periods prior to March 31, 2010, which was audited by a different public accounting firm). KPMG LLP’s report, Tait, Weller & Baker LLP’s report and the Funds’ financial statements are included in the Annual Report of the Hennessy Funds, which is available upon request.

On March 20, 2009, the Tamarack Large Growth Fund, Class A, Class I, Class C, Class R and Class S shares (the “Predecessor Large Growth Fund”), a portfolio of Tamarack Funds Trust, was reorganized into the Hennessy Cornerstone Large Growth Fund, Investor Class shares, a series of Hennessy Funds Trust.  Prior to the reorganization, the Fund had no investment operations.  The Hennessy Cornerstone Large Growth Fund is the successor to the Predecessor Large Growth Fund.  The information presented for the periods prior to March 20, 2009 incorporates the operations of the Tamarack Large Growth Fund’s Class S shares (this Class was the largest share Class and the share Class most similar to the Investor Class shares in terms of fees and expenses), which, as a result of the reorganization, are the Hennessy Cornerstone Large Growth Fund’s operations.  However, the total returns of the Tamarack Large Growth Fund are not relevant to investors in the Hennessy Cornerstone Large Growth Fund because the Tamarack Large Growth Fund did not utilize the Large Growth Formula.

On March 20, 2009, the Tamarack Value Fund, Class A, Class C, Class R and Class S shares (the “Predecessor Value Fund”), a portfolio of Tamarack Funds Trust, was reorganized into the Hennessy Large Value Fund, Investor Class shares, a series of Hennessy Funds Trust. Prior to the reorganization, the Fund had no investment operations. The Hennessy Large Value Fund is the successor to the Predecessor Value Fund. The information presented for periods prior to March 20, 2009 incorporates the operations of the Tamarack Value Fund’s Class S shares (this Class was the largest share Class and the share Class most similar to the Investor Class shares in terms of fees and expenses), which, as a result of the reorganization, are the Hennessy Large Value Fund’s operations.

On September 17, 2009, Hennessy Advisors, Inc. became the investment manager to the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund. Each Fund’s investment objectives, principal investment strategies and sub-advisor have remained the same under the Manager.

Each of the following Funds is a successor to a series of The FBR Funds pursuant to a reorganization that took place after the close of business on October 26, 2012 (each a “Predecessor FBR Fund” and, collectively, the “Predecessor FBR Funds”): the Hennessy Focus Fund is the successor to the FBR Focus Fund; the Hennessy Equity and Income Fund is the successor to the FBR Balanced Fund; the Hennessy Core Bond Fund is the successor to the FBR Core Bond Fund; the Hennessy Gas Utility Index Fund is the successor to the FBR Gas Utility Index Fund; the Hennessy Small Cap Financial Fund is the successor to the FBR Small Cap Financial Fund; the Hennessy Large Cap Financial Fund is the successor to the FBR Large Cap Financial Fund; and the Hennessy Technology Fund is the successor to the FBR Technology Fund.  Prior to that date, each of the above Funds had no investment operations.  As a result of the reorganization, holders of the Investor Class shares of the Predecessor FBR Funds received Investor Class shares of the above Funds (the Investor Class shares of each above Fund is the successor to the accounting and performance information of the corresponding Predecessor FBR Fund), and holders of the Institutional Class shares of the Predecessor FBR Funds received Institutional Class shares of the above Funds (the Institutional Class shares of each above Fund is the successor to the accounting and performance information of the corresponding Predecessor FBR Fund).

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Financial Highlights
Hennessy Cornerstone Growth Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$12.38	$9.97	$10.28	$8.81	$8.80

Income from investment operations:
Net investment loss	(0.11)	(0.07)	(0.08)	(0.10)	(0.04)
Net realized and unrealized gains (losses) on securities	3.38	2.48	(0.23)	1.57	0.05
Total from investment operations	3.27	2.41	(0.31)	1.47	0.01

Less Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of year	$15.65	$12.38	$9.97	$10.28	$8.81

TOTAL RETURN	26.41%	24.17%	(3.02)%	16.69%	0.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$220.83	$265.60	$184.40	$207.11	$228.96
Ratio of expenses to average net assets	1.29%	1.34%	1.33%	1.34%	1.36%
Ratio of net investment loss to average net assets	(0.26)%	(0.66)%	(0.78)%	(0.89)%	(0.42)%
Portfolio turnover rate(1)	105%	90%	106%	103%	108%

(1) Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Cornerstone Growth Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$12.57	$10.09	$10.37	$8.86	$8.82

Income from investment operations:
Net investment income (loss)	0.01	(0.04)	(0.05)	(0.07)	—
Net realized and unrealized gains (losses) on securities	3.36	2.52	(0.23)	1.58	0.04
Total from investment operations	3.37	2.48	(0.28)	1.51	0.04

Less Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of year	$15.94	$12.57	$10.09	$10.37	$8.86

TOTAL RETURN	26.81%	24.58%	(2.70)%	17.04%	0.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$26.23	$37.11	$2.53	$3.12	$4.68
Ratio of expenses to average net assets
Before expense reimbursement	1.11%	1.11%	1.09%	1.09%	1.11%
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	(0.01)%	(0.51)%	(0.55)%	(0.64)%	(0.17)%
After expense reimbursement	0.12%	(0.38)%	(0.44)%	(0.53)%	(0.04)%
Portfolio turnover rate(1)	105%	90%	106%	103%	108%

(1) Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Focus Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$51.78	$49.80	$47.57		$37.56	$37.40

Income from investment operations:
Net investment income (loss)	(0.32)	(0.39)	(0.50	)(1)	(0.64)	(0.42)
Net realized and unrealized gains (losses) on securities	16.44	7.61	4.44		10.65	5.76
Total from investment operations	16.12	7.22	3.94		10.01	5.34

Less Distributions:
Dividends from net investment income	—	—	—		—	—
Dividends from net realized gains	(4.32)	(5.24)	(1.72)		—	(5.19)
Total distributions	(4.32)	(5.24)	(1.72)		—	(5.19)
Paid-in capital from redemption fees	0.00 (2)	0.00 (2)	0.01		0.00 (2)	0.01
Net asset value, end of year	$63.58	$51.78	$49.80		$47.57	$37.56

TOTAL RETURN	33.54%	16.17%	8.35%		26.65%	17.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	1,139.85	$707.61	$611.34		$670.84	$759.77
Ratio of expenses to average net assets	1.43%	1.41%	1.44%		1.51%	1.43%
Ratio of net investment loss to average net assets	(0.85)%	(0.79)%	(1.01)%		(1.31)%	(1.16)%
Portfolio turnover rate(3)	4%	13%	13%		5%	5%

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Focus Fund

For an Institutional Class share outstanding throughout each year*

	Year Ended October 31,
	2013	2012	2011		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$52.19	$50.02	$47.64		$37.84	$130.93

Income from investment operations:
Net investment income (loss)	(0.13)	(0.22)	(0.37	)(1)	(0.41)	(0.25)
Net realized and unrealized gains (losses) on securities	16.58	7.63	4.47		10.58	0.59
Total from investment operations	16.45	7.41	4.10		10.17	0.34

Less Distributions:
Dividends from net investment income	—	—	—		(0.37)	—
Dividends from net realized gains	(4.32)	(5.24)	(1.72)		—	(93.45)
Total distributions	(4.32)	(5.24)	(1.72)		(0.37)	(93.45)
Paid-in capital from redemption fees	—	0.00 (2)	0.00	(2)	0.00 (2)	0.02
Net asset value, end of year	$64.32	$52.19	$50.02		$47.64	$37.84

TOTAL RETURN	33.94%	16.51%	8.53%		27.32%	18.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$179.89	$77.28	$49.01		$36.81	$34.23
Ratio of expenses to average net assets	1.13%	1.12%	1.15%		1.26%	1.15%
Ratio of net investment income (loss) to average net assets	(0.52)%	(0.52)%	(0.76)%		(1.06)%	(0.88)%
Portfolio turnover rate(3)	4%	13%	13%		5%	5%

*	Per share amounts have been restated on a retroactive basis to reflect a 1:18 reverse stock split effective December 10, 2010.
(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Cornerstone Mid Cap 30 Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$14.06	$12.15	$11.18	$8.73	$8.02

Income from investment operations:
Net investment income (loss)	0.09	0.08	(0.09)	(0.03)	(0.02)
Net realized and unrealized gains (losses) on investments	3.35	1.83	1.06	2.48	0.73
Total from investment operations	3.44	1.91	0.97	2.45	0.71

Less Distributions:
Dividends from net investment income	(0.18)	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.18)	—	—	—	—
Net asset value, end of year	$17.32	$14.06	$12.15	$11.18	$8.73

TOTAL RETURN	24.78%	15.72%	8.68%	28.06%	8.85%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$159.45	$145.85	$146.23	$123.20	$128.36
Ratio of expenses to average net assets	1.31%	1.37%	1.36%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets	0.51%	0.59%	(0.79)%	(0.26)%	(0.20)%
Portfolio turnover rate(1)	212%	25%	107%	87%	90%

(1)  Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Cornerstone Mid Cap 30 Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$14.31	$12.32	$11.29	$8.78	$8.04

Income from investment operations:
Net investment income (loss)	0.14	0.09	(0.05)	0.02	0.02
Net realized and unrealized gains (losses) on investments	3.41	1.90	1.08	2.49	0.72
Total from investment operations	3.55	1.99	1.03	2.51	0.74

Less Distributions:
Dividends from net investment income	(0.24)	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.24)	—	—	—	—
Net asset value, end of year	$17.62	$14.31	$12.32	$11.29	$8.78

TOTAL RETURN	25.15%	16.15%	9.12%	28.59%	9.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$51.19	$41.62	$24.06	$21.38	$27.44
Ratio of expenses to average net assets
Before expense reimbursement	1.11%	1.16%	1.14%	1.16%	1.15%
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	0.71%	0.90%	(0.41)%	(0.03)%	0.04%
After expense reimbursement	0.84%	1.08%	(0.57)%	0.15%	0.21%
Portfolio turnover rate(1)	212%	25%	107%	87%	90%

(1)  Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Cornerstone Large Growth Fund

For an Investor Class share outstanding throughout each year

					One Month
					Ended		Year Ended
	Year Ended October 31,				October 31,		September 30,
	2013	2012	2011	2010	2009(1)		2009(2)
PER SHARE DATA:
Net asset value, beginning of year	$10.77	$12.37	$11.70	$9.49	$9.60		$10.09

Income from investment operations:
Net investment income (loss)	0.14	0.13	0.09	0.09	—	(3)	0.05
Net realized and unrealized gains (losses) on securities	2.77	0.80	0.69	2.17	(0.11)		(0.54)
Total from investment operations	2.91	0.93	0.78	2.26	(0.11)		(0.49)

Less Distributions:
Dividends from net investment income	(0.10)	(0.07)	(0.09)	(0.05)	—		—
Dividends from net realized gains	(0.02)	(2.46)	(0.02)	—	—		—
Total distributions	(0.12)	(2.53)	(0.11)	(0.05)	—		—
Net asset value, end of year	$13.56	$10.77	$12.37	$11.70	$9.49		$9.60

TOTAL RETURN	27.32%	9.14%	6.70%	23.88%	(1.15	)%(4)	(4.86)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$88.77	$75.83	$77.88	$78.83	$69.41		$70.61
Ratio of expenses to average net assets
Before expense reimbursement/recoupment	1.19%	1.27%	1.26%	1.30%	1.26	%(5)	1.40%
After expense reimbursement/recoupment	1.19%	1.27%	1.30%	1.30%	1.30	%(5)	1.17%
Ratio of net investment income to average net assets
Before expense reimbursement/recoupment	1.10%	1.35%	0.72%	0.84%	(0.01	)%(5)	0.36%
After expense reimbursement/recoupment	1.10%	1.35%	0.68%	0.84%	(0.05	)%(5)	0.59%
Portfolio turnover rate(6)	73%	0%	70%	83%	0	%(4)	116%

(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31 from September 30.
(2)
The financial highlights set forth for periods prior to March 20, 2009 represent the historical financial highlights of the Tamarack Large Cap Growth Fund, Class S shares.  The assets of the Tamarack Large Cap Growth Fund were acquired by the Hennessy Cornerstone Large Growth Fund on March 20, 2009.  At the time, RBC Global Asset Management (U.S.), Inc. (formerly known as Voyageur Asset Management Inc.) ceased to be investment advisor and Hennessy Advisors, Inc. became investment advisor.  The return of the Tamarack Large Cap Growth Fund, Class S shares during the period October 1, 2008 through March 20, 2009 was (33.30)%.  The return of the Hennessy Cornerstone Large Growth Fund, Original Class shares during the period March 20, 2009 through September 30, 2009 was 42.64%.

(3)	Amount is less than $0.01 or ($0.01) per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Cornerstone Large Growth Fund

For an Institutional Class share outstanding throughout each year

					One Month
					Ended		Period Ended
	Year Ended October 31,				October 31,		September 30,
	2013	2012	2011	2010	2009(1)		2009(2)
PER SHARE DATA:
Net asset value, beginning of year	$10.85	$12.44	$11.76	$9.51	$9.61		$6.73

Income from investment operations:
Net investment income	0.09	0.07	0.08	0.10	—	(3)	0.03
Net realized and unrealized gains (losses) on securities	2.88	0.89	0.74	2.20	(0.10)		2.85
Total from investment operations	2.97	0.96	0.82	2.30	(0.10)		2.88

Less Distributions:
Dividends from net investment income	(0.12)	(0.09)	(0.12)	(0.05)	—		—
Dividends from net realized gains	(0.02)	(2.46)	(0.02)	—	—		—
Total distributions	(0.14)	(2.55)	(0.14)	(0.05)	—		—
Net asset value, end of year	$13.68	$10.85	$12.44	$11.76	$9.51		$9.61

TOTAL RETURN	27.63%	9.43%	6.99%	24.26%	(1.04	)%(4)	42.79	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$16.19	$33.94	$0.14	$0.07	$0.04		$0.04
Ratio of expenses to average net assets
Before expense reimbursement	1.10%	1.41%	1.14%	1.16%	1.14	%(5)	16.51	%(5)
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98	%(5)	0.98	%(5)
Ratio of net investment income to average net assets
Before expense reimbursement	1.38%	6.44%	0.81%	0.90%	0.12	%(5)	(14.54	)%(5)
After expense reimbursement	1.50%	6.87%	0.97%	1.08%	0.28	%(5)	0.99	%(5)
Portfolio turnover rate(6)	73%	0%	70%	83%	0	%(4)	116	%(4)

(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31 from September 30.
(2)	Institutional Class shares commenced operations on March 20, 2009.
(3)	Amount is less than $0.01 or ($0.01) per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Cornerstone Value Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$14.02	$12.84	$12.53	$10.63	$9.05

Income from investment operations:
Net investment income	0.42	0.37	0.45	0.29	0.24
Net realized and unrealized gains (losses) on investments	2.84	1.23	0.23	1.81	1.87
Total from investment operations	3.26	1.60	0.68	2.10	2.11

Less Distributions:
Dividends from net investment income	(0.38)	(0.42)	(0.37)	(0.20)	(0.53)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.38)	(0.42)	(0.37)	(0.20)	(0.53)
Net asset value, end of year	$16.90	$14.02	$12.84	$12.53	$10.63

TOTAL RETURN	23.84%	12.79%	5.58%	19.98%	25.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$138.94	$124.99	$116.41	$155.87	$145.91
Ratio of expenses to average net assets	1.22%	1.26%	1.31%	1.29%	1.27%
Ratio of net investment income to average net assets	2.60%	2.67%	2.94%	2.33%	3.19%
Portfolio turnover rate(1)	41%	47%	40%	91%	59%

(1)  Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Cornerstone Value Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$14.04	$12.86	$12.54	$10.63	$9.06

Income from investment operations:
Net investment income	0.50	0.45	0.36	0.30	0.30
Net realized and unrealized gains (losses) on investments	2.80	1.19	0.37	1.83	1.83
Total from investment operations	3.30	1.64	0.73	2.13	2.13

Less Distributions:
Dividends from net investment income	(0.42)	(0.46)	(0.41)	(0.22)	(0.56)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.42)	(0.46)	(0.41)	(0.22)	(0.56)
Net asset value, end of year	$16.92	$14.04	$12.86	$12.54	$10.63

TOTAL RETURN	24.13%	13.13%	6.00%	20.31%	25.87%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$4.09	$2.53	$1.17	$1.35	$1.11
Ratio of expenses to average net assets
Before expense reimbursement	1.10%	1.20%	1.14%	1.10%	1.13%
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets
Before expense reimbursement	2.64%	2.72%	3.04%	2.52%	3.33%
After expense reimbursement	2.76%	2.94%	3.20%	2.64%	3.48%
Portfolio turnover rate(1)	41%	47%	40%	91%	59%

(1)  Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Large Value Fund

For an Investor Class share outstanding throughout each year

							One Month
					Ended		Year Ended
	Year Ended October 31,				October 31,		September 30,
	2013	2012	2011	2010	2009(1)		2009(2)
PER SHARE DATA:
Net asset value, beginning of year	$24.71	$21.47	$20.57	$18.88	$19.49		$21.80

Income from investment operations:
Net investment income (loss)	0.28	0.28	0.22	0.14	0.01		0.31
Net realized and unrealized gains (losses) on securities	6.00	3.14	0.89	1.78	(0.62)		(2.21)
Total from investment operations	6.28	3.42	1.11	1.92	(0.61)		(1.90)

Less Distributions:
Dividends from net investment income	(0.29)	(0.18)	(0.21)	(0.23)	—		(0.41)
Dividends from net realized gains	—	—	—	—	—		—
Total distributions	(0.29)	(0.18)	(0.21)	(0.23)	—		(0.41)
Net asset value, end of year	$30.70	$24.71	$21.47	$20.57	$18.88		$19.49

TOTAL RETURN	25.64%	16.07%	5.36%	10.22%	(3.13	)%(3)	(8.43)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$143.48	$125.00	$123.97	$131.54	$132.77		$138.34
Ratio of expenses to average net assets
Before expense reimbursement	1.33%	1.40%	1.38%	1.41%	1.37	%(5)	1.42%
After expense reimbursement	1.33%	1.40%	1.38%	1.38%	1.30	%(5)	1.17%
Ratio of net investment income to average net assets
Before expense reimbursement	0.98%	1.16%	0.97%	0.64%	0.28	%(5)	1.46%
After expense reimbursement	0.98%	1.16%	0.97%	0.67%	0.35	%(5)	1.71%
Portfolio turnover rate(4)	91%	111%	149%	146%	10	%(4)	142%
(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31 from September 30.
(2)
The financial highlights set forth for periods prior to March 20, 2009 represent the historical financial highlights of the Tamarack Value Fund, Class S shares.  The assets of the Tamarack Value Fund were acquired by the Hennessy Large Value Fund (formerly known as Hennessy Select Large Value Fund) on March 20, 2009.  Prior to the reorganization, Tamarack Value Fund also offered Class A, Class C and R shares. At that time, RBC Global Asset Management (U.S.), Inc., (formerly known as Voyageur Asset Management Inc.) ceased to be investment advisor and Hennessy Advisors, Inc. became investment advisor.  The return of the Tamarack Value Fund, Class S shares during the period October 1, 2008 through March 20, 2009 was (33.09)%.  The return of the Hennessy Select Large Value Fund, Original Class shares during the period March 20, 2009 through September 30, 2009 was 36.84%.

(3)	Not annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.
(5)	Annualized.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Large Value Fund

For an Institutional Class share outstanding throughout each year

					One Month
					Ended		Period Ended
	Year Ended October 31,				October 31,		September 30,
	2013	2012	2011	2010	2009(1)		2009(2)
PER SHARE DATA:
Net asset value, beginning of year	$24.83	$21.56	$20.65	$18.92	$19.53		$14.25

Income from investment operations:
Net investment income (loss)	0.49	0.39	0.27	0.21	—	(3)	0.08
Net realized and unrealized gains (losses) on securities	5.90	3.15	0.92	1.80	(0.61)		5.20
Total from investment operations	6.39	3.54	1.19	2.01	(0.61)		5.28

Less Distributions:
Dividends from net investment income	(0.39)	(0.27)	(0.28)	(0.28)	—		—
Dividends from net realized gains	—	—	—	—	—		—
Total distributions	(0.39)	(0.27)	(0.28)	(0.28)	—		—
Net asset value, end of year	$30.83	$24.83	$21.56	$20.65	$18.92		$19.53

TOTAL RETURN	26.08%	16.58%	5.76%	10.65%	(3.12	)%(4)	37.05	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$0.34	$0.06	$0.04	$0.04	$0.03		$0.03
Ratio of expenses to average net assets
Before expense reimbursement	1.14%	1.22%	1.21%	1.22%	1.20	%(5)	26.18	%(5)
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98	%(5)	0.98	%(5)
Ratio of net investment income to average net assets
Before expense reimbursement	1.07%	1.29%	1.13%	0.80%	0.44	%(5)	(24.06	)%(5)
After expense reimbursement	1.23%	1.53%	1.36%	1.04%	0.66	%(5)	1.14	%(5)
Portfolio turnover rate(6)	91%	111%	149%	146%	10	%(4)	142	%(4)

(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31 from September 30.
(2)	Institutional Class shares commenced operations on March 20, 2009.
(3)	Amount is less than $0.01 or $(0.01).
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

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HENNESSYFUNDS.COM

Financial Highlights
Hennessy Total Return Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$12.64	$11.47	$10.57	$9.10	$9.22

Income from investment operations:
Net investment income	0.16	0.18	0.18	0.16	0.18
Net realized and unrealized gains (losses) on securities	1.66	1.17	0.89	1.48	(0.14)
Total from investment operations	1.82	1.35	1.07	1.64	0.04

Less Distributions:
Dividends from net investment income	(0.16)	(0.18)	(0.17)	(0.17)	(0.16)
Dividends from realized capital gains	—	—	—	—	—
Total distributions	(0.16)	(0.18)	(0.17)	(0.17)	(0.16)
Net asset value, end of year	$14.30	$12.64	$11.47	$10.57	$9.10

TOTAL RETURN	14.49%	11.78%	10.22%	18.09%	0.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$90.24	$77.67	$64.13	$69.08	$52.38
Gross ratio of expenses, including interest expense, to average net assets	1.37%	1.37%	1.34%	1.33%	1.56%
Ratio of interest expense to average net assets	0.10%	0.08%	0.10%	0.08%	0.29%
Net ratio of expenses, excluding interest expense, to average net assets	1.27%	1.29%	1.24%	1.25%	1.27%
Ratio of net investment income to average net assets	1.16%	1.44%	1.56%	1.62%	2.12%
Portfolio turnover rate	31%	22%	21%	41%	41%

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Equity and Income Fund

For an Investor Class share outstanding throughout each year

				For the
				Period
				April 1,
				2010 to
	Year Ended October 31,			October 31,		Year Ended March 31,
	2013	2012	2011	2010(1)		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$13.96	$12.99	$11.93	$11.52		$8.92	$12.27

Income from investment operations:
Net investment income	0.23	0.18	0.29 (2)	0.17	(2)	0.29 (2)	0.32 (2)
Net realized and unrealized gains (losses) on securities	1.81	0.99	1.04	0.40		2.61	(3.23)
Total from investment operations	2.04	1.17	1.33	0.57		2.90	(2.91)

Less Distributions:
Dividends from net investment income	(0.23)	(0.20)	(0.27)	(0.16)		(0.30)	(0.25)
Dividends from realized capital gains	—	0.00	—	—		—	(0.17)
Return of capital	—	—	—	—		—	(0.03)
Total distributions	(0.23)	(0.20)	(0.27)	(0.16)		(0.30)	(0.45)
Paid-in capital from redemption fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.01
Net asset value, end of year	$15.77	$13.96	$12.99	$11.93		$11.52	$8.92

TOTAL RETURN	14.72%	9.01%	11.30%	5.04	%(4)	32.76%	(24.28)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$233.25	$196.92	$56.75	$41.50		$46.81	$18.86
Ratio of expenses to average net assets
Before expense reimbursement	1.36%	1.33%	1.54%	1.60	%(5)	1.69%	1.84%
After expense reimbursement	1.33%	1.24%	1.24%	1.24	%(5)	1.25%	1.32%
Ratio of net investment income to average net assets
Before expense reimbursement	1.51%	1.37%	2.03%	2.21	%(5)	2.26%	2.50%
After expense reimbursement	1.54%	1.46%	2.33%	2.56	%(5)	2.70%	3.03%
Portfolio turnover rate(6)	52%	34%	35%	27	%(4)	26%	32%

(1)	For the seven-month period ended October 31, 2010. Effective October 31, 2010, the Fund changed its fiscal year end from March 31 to October 31.
(2)	Calculated based on average shares outstanding method.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Equity and Income Fund

For an Institutional Class share outstanding throughout each year

				For the
				Period
				April 1,
				2010 to
	Year Ended October 31,			October 31,		Year Ended March 31,
	2013	2012	2011	2010(1)		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$13.29	$12.38	$11.38	$10.99		$8.52	$11.75

Income from investment operations:
Net investment income (loss)	0.25	0.22	0.32 (2)	0.18	(2)	0.30 (2)	0.33 (2)
Net realized and unrealized gains (losses) on investments	1.72	0.92	0.99	0.38		2.50	(3.10)
Total from investment operations	1.97	1.14	1.31	0.56		2.80	(2.77)

Less Distributions:
Dividends from net investment income	(0.29)	(0.23)	(0.31)	(0.17)		(0.33)	(0.26)
Dividends from net realized gains	—	—	—	—		—	(0.17)
Return of Capital	—	—	—	—		—	(0.04)
Total distributions	(0.29)	(0.23)	(0.31)	(0.17)		(0.33)	(0.47)
Paid-in capital from redemption fees	0.00 (3)	— (3)	— (3)	0.00	(3)	0.00 (3)	0.01
Net asset value, end of year	$14.97	$13.29	$12.38	$11.38		$10.99	$8.52

TOTAL RETURN	14.99%	9.23%	11.62%	5.19	%(4)	33.10%	(24.13)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$85.12	$108.49	$55.28	$42.17		$39.40	$31.13
Ratio of expenses to average net assets
Before expense reimbursement	1.06%	1.06%	1.12%	1.20	%(5)	1.43%	1.58%
After expense reimbursement	1.06%	0.99%	0.99%	0.99	%(5)	0.99%	1.07%
Ratio of net investment income to average net assets
Before expense reimbursement	1.95%	1.68%	2.56%	2.60	%(5)	2.57%	2.73%
After expense reimbursement	1.95%	1.75%	2.69%	2.82	%(5)	3.01%	3.24%
Portfolio turnover rate(6)	52%	34%	35%	27	%(4)	26%	32%

(1)	For the seven-month period ended October 31, 2010. Effective October 31, 2010, the Fund changed its fiscal year end from March 31 to October 31.
(2)	Calculated based on average shares outstanding method.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

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HENNESSYFUNDS.COM

Financial Highlights
Hennessy Balanced Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$11.88	$11.13	$10.43	$9.48	$9.11

Income from investment operations:
Net investment income	0.02	0.04	0.05	0.05	0.10
Net realized and unrealized gains (losses) on securities	1.02	0.75	0.70	0.95	0.38
Total from investment operations	1.04	0.79	0.75	1.00	0.48

Less Distributions:
Dividends from net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.11)
Dividends from realized capital gains	—	—	—	—	—
Total distributions	(0.02)	(0.04)	(0.05)	(0.05)	(0.11)
Net asset value, end of year	$12.90	$11.88	$11.13	$10.43	$9.48

TOTAL RETURN	8.77%	7.13%	7.16%	10.53%	5.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$12.21	$25.17	$18.02	$12.50	$11.47
Ratio of net expenses to average net assets	1.75%	1.54%	1.61%	1.65%	1.73%
Ratio of net investment income to average net assets	0.14%	0.34%	0.42%	0.45%	1.17%
Portfolio turnover rate	22%	17%	39%	57%	46%

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Core Bond Fund

For an Investor Class share outstanding throughout each year

				For the
				Period April 1,
				2010 to
	Year Ended October 31,			October 31,		Year Ended March 31,
	2013	2012	2011	2010(1)		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$9.97	$9.56	$9.82	$9.39		$8.75	$9.16

Income from investment operations:
Net investment income (loss)	0.27	0.28	0.35 (2)	0.23	(2)	0.38 (2)	0.35 (2)
Net realized and unrealized gains (losses) on investments	(0.23)	0.41	(0.14)	0.42		0.69	(0.44)
Total from investment operations	0.04	0.69	0.21	0.65		1.07	(0.09)

Less Distributions:
Dividends from net investment income	(0.27)	(0.20)	(0.32)	(0.22)		(0.38)	(0.32)
Dividends from net realized gains	(0.18)	(0.08)	(0.15)	—		(0.05)	—
Total distributions	(0.45)	(0.28)	(0.47)	(0.22)		(0.43)	(0.32)
Paid-in capital from redemption fees	—	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)
Net asset value, end of year	$9.56	$9.97	$9.56	$9.82		$9.39	$8.75

TOTAL RETURN	0.41%	7.38%	2.35%	6.98	%(4)	12.33%	(0.93)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$3.02	$3.57	$4.05	$4.45		$4.62	$2.06
Ratio of expenses to average net assets
Before expense reimbursement	2.26%	2.12%	2.38%	2.10	%(5)	1.93%	2.14%
After expense reimbursement	1.30%	1.30%	1.30%	1.30	%(5)	1.31%	1.33%
Ratio of net investment income to average net assets
Before expense reimbursement	1.70%	2.01%	2.58%	3.37	%(5)	3.49%	3.21%
After expense reimbursement	2.66%	2.83%	3.66%	4.17	%(5)	4.11%	4.02%
Portfolio turnover rate(6)	74%	75%	57%	46	%(4)	28%	39%

(1)	For the seven-month period ended October 31, 2010. Effective October 31, 2010, the Fund changed its fiscal year end from March 31 to October 31.
(2)	Calculated based on average shares outstanding method.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Core Bond Fund

For an Institutional Class share outstanding throughout each year

				For the
				Period
				April 1,
				2010 to
	Year Ended October 31,			October 31,		Year Ended March 31,
	2013	2012	2011	2010(1)		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$9.06	$8.77	$9.05	$8.67		$8.11	$8.52

Income from investment operations:
Net investment income (loss)	0.19	0.27	0.34 (2)	0.23	(2)	0.37 (2)	0.35 (2)
Net realized and unrealized gains (losses) on investments	(0.13)	0.38	(0.12)	0.38		0.64	(0.42)
Total from investment operations	0.06	0.65	0.22	0.61		1.01	(0.07)

Less Distributions:
Dividends from net investment income	(0.29)	(0.28)	(0.35)	(0.23)		(0.40)	(0.34)
Dividends from net realized gains	(0.18)	(0.08)	(0.15)	—		(0.05)	—
Total distributions	(0.47)	(0.36)	(0.50)	(0.23)		(0.45)	(0.34)
Paid-in capital from redemption fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)
Net asset value, end of year	$8.65	$9.06	$8.77	$9.05		$8.67	$8.11

TOTAL RETURN	0.69%	7.63%	2.62%	7.15	%(4)	12.62%	(0.74)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$3.38	$33.34	$23.25	$24.25		$23.89	$22.05
Ratio of expenses to average net assets
Before expense reimbursement	1.67%	1.31%	1.43%	1.47	%(5)	1.69%	1.89%
After expense reimbursement	1.05%	1.05%	1.05%	1.05	%(5)	1.06%	1.08%
Ratio of net investment income to average net assets
Before expense reimbursement	2.28%	2.74%	3.54%	4.00	%(5)	3.74%	3.46%
After expense reimbursement	2.90%	3.00%	3.92%	4.41	%(5)	4.37%	4.27%
Portfolio turnover rate(6)	74%	75%	57%	46	%(4)	28%	39%

(1)	For the seven-month period ended October 31, 2010. Effective October 31, 2010, the Fund changed its fiscal year end from March 31 to October 31.
(2)	Calculated based on average shares outstanding method.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

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HENNESSYFUNDS.COM

Financial Highlights
Hennessy Gas Utility Index Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$23.05	$21.21	$17.83	$15.13	$15.26

Income from investment operations:
Net investment income	0.62	0.58	0.51 (1)	0.58	0.49
Net realized and unrealized gains (losses) on securities	4.18	1.99	3.59	2.72	0.60
Total from investment operations	4.80	2.57	4.10	3.30	1.09

Less Distributions:
Dividends from net investment income	(0.61)	(0.58)	(0.51)	(0.58)	(0.49)
Dividends from realized capital gains	(0.55)	(0.16)	(0.21)	(0.02)	(0.74)
Total distributions	(1.16)	(0.74)	(0.72)	(0.60)	(1.23)
Paid-in capital from redemption fees	0.00 (2)	0.01	0.00 (2)	0.00 (2)	0.01
Net asset value, end of year	$26.69	$23.05	$21.21	$17.83	$15.13

TOTAL RETURN	21.70%	12.41%	23.54%	22.25%	8.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$1,182.79	$746.82	$433.78	$244.04	$193.68
Ratio of expenses to average net assets
Before expense reimbursement	0.80%	0.69%	0.71%	0.77%	0.76%
After expense reimbursement	0.80%	0.69%	0.71%	0.76%	0.76%
Ratio of net investment income to average net assets
Before expense reimbursement	2.56%	2.72%	2.68%	3.50%	3.51%
After expense reimbursement	2.56%	2.72%	2.68%	3.51%	3.51%
Portfolio turnover rate	18%	16%	17%	16%	26%

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Small Cap Financial Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$19.54	$16.48	$18.11	$15.91	$15.22

Income from investment operations:
Net investment income (loss)	0.10	0.11	0.21 (1)	0.08	0.06
Net realized and unrealized gains (losses) on securities	5.88	3.24	(1.66)	2.17	0.81
Total from investment operations	5.98	3.35	(1.45)	2.25	0.87

Less Distributions:
Dividends from net investment income	(0.12)	(0.29)	(0.06)	(0.07)	(0.19)
Dividends from net realized gains	—	—	(0.13)	—	—
Total distributions	(0.12)	(0.29)	(0.19)	(0.07)	(0.19)
Paid-in capital from redemption fees	0.00 (2)	0.00 (2)	0.01	0.02	0.01
Net asset value, end of year	$25.40	$19.54	$16.48	$18.11	$15.91

TOTAL RETURN	30.80%	20.65%	(8.12)%	14.27%	5.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$243.42	$167.20	$154.21	$216.75	$187.56
Ratio of expenses to average net assets	1.46%	1.45%	1.52%	1.51%	1.51%
Ratio of net investment income to average net assets	0.48%	0.56%	0.81%	0.35%	0.50%
Portfolio turnover rate(3)	57%	43%	70%	89%	118%
(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Small Cap Financial Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$12.34	$10.55	$11.70	$10.34	$9.96

Income from investment operations:
Net investment income	0.14	0.16	0.19 (1)	0.09	0.19
Net realized and unrealized gains (losses) on securities	3.66	1.98	(1.09)	1.40	0.40
Total from investment operations	3.80	2.14	(0.90)	1.49	0.59

Less Distributions:
Dividends from net investment income	(0.18)	(0.35)	(0.12)	(0.13)	(0.21)
Dividends from net realized gains	—	—	(0.13)	—	—
Total distributions	(0.18)	(0.35)	(0.25)	(0.13)	(0.21)
Paid-in capital from redemption fees	—	0.00 (2)	—	0.00 (2)	—
Net asset value, end of year	$15.96	$12.34	$10.55	$11.70	$10.34

TOTAL RETURN	31.18%	20.95%	(8.00)%	14.52%	6.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$68.80	$43.79	$19.89	$25.01	$10.64
Ratio of expenses to average net assets	1.15%	1.25%	1.34%	1.23%	1.56%
Ratio of net investment income to average net assets	0.74%	0.72%	1.00%	0.61%	0.04%
Portfolio turnover rate(3)	57%	43%	70%	89%	118%

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

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HENNESSYFUNDS.COM

Financial Highlights
Hennessy Large Cap Financial Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$14.16	$11.91	$12.88		$12.61	$11.14

Income from investment operations:
Net investment income (loss)	(0.03)	0.01	(0.04	)(1)	(0.08)	0.00 (2)
Net realized and unrealized gains (losses) on investments	4.89	2.24	(0.93)		0.35	1.58
Total from investment operations	4.86	2.25	(0.97)		0.27	1.58

Less Distributions:
Dividends from net investment income	(0.01)	—	—		—	(0.10)
Distribution in excess of net investment income	—	—	—		—	(0.02)
Dividends from net realized gains	—	—	—		—	—
Total distributions	(0.01)	—	—		—	(0.12)
Paid-in capital from redemption fees	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.01
Net asset value, end of year	$19.01	$14.16	$11.91		$12.88	$12.61

TOTAL RETURN	34.37%	18.89%	(7.53)%		2.14%	14.52%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$88.30	$64.66	$55.68		$48.72	$37.20
Ratio of expenses to average net assets
Before expense reimbursement	1.57%	1.57%	1.61%		1.78%	1.81%
After expense reimbursement	1.57%	1.57%	1.61%		1.78%	1.81%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursement	(0.22)%	0.09%	(0.34)%		(0.73)%	(0.08)%
After expense reimbursement	(0.22)%	0.09%	(0.34)%		(0.73)%	(0.08)%
Portfolio turnover rate	75%	93%	97%		150%	220%

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Technology Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011		2010	2009
PER SHARE DATA:
Net asset value, beginning of year	$10.67	$10.86	$11.00		$9.05	$6.96

Income from investment operations:
Net investment income (loss)	(0.20)	(0.15)	(0.17	)(1)	(0.14)	(0.08)
Net realized and unrealized gains (losses) on investments	3.10	(0.04)	0.03		2.08	2.16
Total from investment operations	2.90	(0.19)	(0.14)		1.94	2.08

Less Distributions:
Dividends from net investment income	—	—	—		—	—
Dividends from net realized gains	—	—	—		—	—
Total distributions	—	—	—		—	—
Paid-in capital from redemption fees	—	0.00 (2)	0.00	(2)	0.01	0.01
Net asset value, end of year	$13.57	$10.67	$10.86		$11.00	$9.05

TOTAL RETURN	27.18%	(1.75)%	(1.27)%		21.55%	30.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$4.49	$4.44	$5.70		$8.21	$8.39
Ratio of expenses to average net assets
Before expense reimbursement	3.04%	3.20%	2.79%		2.50%	3.00%
After expense reimbursement	1.95%	1.95%	1.95%		1.95%	1.95%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursement	(2.36)%	(2.39)%	(2.38)%		(1.64)%	(2.10)%
After expense reimbursement	(1.27)%	(1.14)%	(1.54)%		(1.10)%	(1.05)%
Portfolio turnover rate(3)	164%	138%	141%		353%	211%

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Technology Fund

For an Institutional Class share outstanding throughout each year

					Period
					Ended
	Year Ended October 31,				October 31,
	2013	2012	2011		2010(1)
PER SHARE DATA:
Net asset value, beginning of year	$10.73	$10.89	$11.00		$10.46

Income from investment operations:
Net investment income (loss)	(0.12)	(0.11)	(0.14	)(2)	(0.07)
Net realized and unrealized gains (losses) on investments	3.07	(0.05)	0.03		0.61
Total from investment operations	2.95	(0.16)	(0.11)		0.54
Paid-in capital from redemption fees	—	0.00 (3)	0.00	(3)	0.00	(3)
Net asset value, end of year	$13.68	$10.73	$10.89		$11.00

TOTAL RETURN	27.49%	(1.47)%	(1.00)%		5.16	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$1.19	$0.93	$1.16		$4.61
Ratio of expenses to average net assets
Before expense reimbursement	2.76%	4.11%	3.45%		2.34	%(5)
After expense reimbursement	1.70%	1.70%	1.70%		1.70	%(5)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursement	(2.10)%	(3.31)%	(2.99)%		(1.41	)%(5)
After expense reimbursement	(1.04)%	(0.90)%	(1.24)%		(0.77	)%(5)
Portfolio turnover rate(6)	164%	138%	141%		353	%(4)

(1)	Institutional Class shares commenced operations on March 12, 2010.
(2)	Calculated based on average shares outstanding method.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Japan Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009(1)
PER SHARE DATA:
Net asset value, beginning of year	$15.40	$13.99	$12.58	$11.38	$9.73

Income from investment operations:
Net investment income (loss)	(0.04)	(0.02)	(0.10)	(0.04)	0.02
Net realized and unrealized gains (losses) on securities	4.33	1.43	1.51	1.25	1.66
Total from investment operations	4.29	1.41	1.41	1.21	1.68

Less Distributions:
Dividends from net investment income	—	—	—	(0.01)	(0.03)
Dividends from net realized gains	—	—	—	—	—
Return of capital	(0.01)	—	—	(0.01)	—
Total distributions	(0.01)	—	—	(0.02)	(0.03)
Paid-in capital from redemption fees	—	—	—	0.01	0.00 (2)
Net asset value, end of year	$19.68	$15.40	$13.99	$12.58	$11.38

TOTAL RETURN	27.87%	10.08%	11.21%	11.04%	17.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$31.32	$10.38	$14.81	$20.01	$28.29
Ratio of expenses to average net assets
Before expense reimbursement	1.90%	2.03%	1.86%	1.71%	1.75%
After expense reimbursement	1.90%	2.03%	1.86%	1.59%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	(0.35)%	(0.09)%	(0.54)%	(0.27)%	(0.34)%
After expense reimbursement	(0.35)%	(0.09)%	(0.54)%	(0.15)%	0.17%
Portfolio turnover rate(3)	6%	2%	166%	8%	17%

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Fund.  On September 17, 2009, Hennessy Advisors, Inc. became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Fund.  In addition, the Investor Class shares were redesignated Original Class shares. In October 2012, the Fund changed its name to Hennessy Japan Fund and redesignated the Original Class shares to Investor Class shares.

(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

Financial Highlights
Hennessy Japan Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009(1)
PER SHARE DATA:
Net asset value, beginning of year	$15.60	$14.14	$12.66	$11.44	$9.78

Income from investment operations:
Net investment income (loss)	(0.03)	0.02	0.03	0.01	0.03
Net realized and unrealized gains (losses) on securities	4.42	1.44	1.45	1.23	1.66
Total from investment operations	4.39	1.46	1.48	1.24	1.69

Less Distributions:
Dividends from net investment income	—	—	—	(0.01)	(0.03)
Dividends from net realized gains	—	—	—	—	—
Return of capital	(0.01)	—	—	(0.01)	—
Total distributions	(0.01)	—	—	(0.02)	(0.03)
Paid-in capital from redemption fees	—	—	—	—	0.00 (2)
Net asset value, end of year	$19.98	$15.60	$14.14	$12.66	$11.44

TOTAL RETURN	28.19%	10.33%	11.69%	11.07%	17.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$9.07	$8.94	$9.70	$23.57	$25.55
Ratio of expenses to average net assets
Before expense reimbursement	1.66%	1.85%	1.64%	1.45%	1.75%
After expense reimbursement	1.66%	1.85%	1.64%	1.40%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	(0.20)%	0.13%	0.19%	0.02%	(0.34)%
After expense reimbursement	(0.20)%	0.13%	0.19%	0.07%	0.17%
Portfolio turnover rate(3)	6%	2%	166%	8%	17%

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Fund.  On September 17, 2009 Hennessy Advisors, Inc. became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Fund. In October 2012, the Fund changed its name to Hennessy Japan Fund.

(2)	Amount is less than $0.01 or $(0.01).
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS                                                                                                         1-800-966-4354

Financial Highlights
Hennessy Japan Small Cap Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2013	2012	2011	2010	2009(1)
PER SHARE DATA:
Net asset value, beginning of year	$10.54	$10.09	$9.23	$9.74	$6.87

Income from investment operations:
Net investment income (loss)	0.06	(0.68)	0.06	— (2)	0.07
Net realized and unrealized gains (losses) on securities	3.44	1.17	0.80	(0.10)	2.80
Total from investment operations	3.50	0.49	0.86	(0.10)	2.87

Less Distributions:
Dividends from net investment income	—	(0.04)	—	(0.42)	—
Dividends from net realized gains	(2.34)	—	—	—	—
Total distributions	(2.34)	(0.04)	—	(0.42)	—
Paid-in capital from redemption fees	—	—	—	0.01	0.00 (2)
Net asset value, end of year	$11.70	$10.54	$10.09	$9.23	$9.74

TOTAL RETURN	40.59%	4.91%	9.32%	(0.72)%	41.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$14.82	$5.11	$24.08	$15.17	$16.20
Ratio of expenses to average net assets
Before expense reimbursement	2.39%	2.33%	2.10%	2.14%	3.10%
After expense reimbursement	2.39%	2.33%	2.10%	2.01%	1.60%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	(0.11)%	(0.66)%	0.17%	(0.14)%	(0.86)%
After expense reimbursement	(0.11)%	(0.66)%	0.17%	(0.01)%	0.64%
Portfolio turnover rate	141%	49%	61%	100%	138%

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Smaller Companies Fund. On September 17, 2009 Hennessy Advisors, Inc. became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Smaller Companies Fund.  In addition, the Original Class shares were redesignated Investor Class shares. In October 2012, the Fund changed its name to Hennessy Japan Small Cap Fund and redesignated the Original Class shares to Investor Class shares.

(2)	Amount is less than $0.01 or $(0.01).

HENNESSYFUNDS.COM

PRIVACY POLICY

We collect the following non-public personal information about you:

•
information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

and

•
information about your transactions with us, our affiliates or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

HENNESSY FUNDS

Not part of prospectus.

FUND SYMBOLS AND CUSIPS

The Investor Class shares of the Hennessy Funds have the following fund symbols and cusips:

Fund – Investor Class	Symbol	Cusip
Hennessy Cornerstone Growth Fund	HFCGX	425888104
Hennessy Focus Fund	HFCSX	42588P700
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	425888302
Hennessy Cornerstone Large Growth Fund	HFLGX	42588P205
Hennessy Cornerstone Value Fund	HFCVX	425888203
Hennessy Large Value Fund	HLVFX	42588P502
Hennessy Total Return Fund	HDOGX	425887205
Hennessy Equity and Income Fund	HEIFX	42588P825
Hennessy Balanced Fund	HBFBX	425887106
Hennessy Core Bond Fund	HCBFX	42588P791
Hennessy Gas Utility Index Fund	GASFX	42588P833
Hennessy Small Cap Financial Fund	HSFNX	42588P874
Hennessy Large Cap Financial Fund	HLFNX	42588P882
Hennessy Technology Fund	HTECX	42588P858
Hennessy Japan Fund	HJPNX	425894102
Hennessy Japan Small Cap Fund	HJPSX	425894300

The Institutional Class shares of the Hennessy Funds have the following fund symbols and cusips:

Fund – Institutional Class	Symbol	Cusip
Hennessy Cornerstone Growth Fund	HICGX	425888500
Hennessy Focus Fund	HFCIX	42588P809
Hennessy Cornerstone Mid Cap 30 Fund	HIMDX	425888609
Hennessy Cornerstone Large Growth Fund	HILGX	42588P403
Hennessy Cornerstone Value Fund	HICVX	425888401
Hennessy Large Value Fund	HLVIX	42588P601
Hennessy Equity and Income Fund	HEIIX	42588P817
Hennessy Core Bond Fund	HCBIX	42588P783
Hennessy Small Cap Financial Fund	HISFX	42588P866
Hennessy Technology Fund	HTCIX	42588P841
Hennessy Japan Fund	HJPIX	425894201

Not part of prospectus.

HENNESSYFUNDS.COM

To learn more about the Hennessy Funds you may want to read the Hennessy Funds’ Statement of Additional Information (or “SAI”), which contains additional information about the Funds. The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about the Hennessy Funds’ investments by reading the Hennessy Funds’ annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Funds also make available the SAI and the annual and semi-annual reports, free of charge, on their website (hennessyfunds.com).

Prospective investors and shareholders who have questions about the Funds may also call 1-800-966-4354 or write to the following address:

Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (please call 1-202-551-8090 for information on the operations of the Public Reference Room). Reports and other information about the Hennessy Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

When seeking information about the Funds, please refer to the Hennessy Funds Trust’s Investment Company Act File No. 811-07168.

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM

For information, questions or assistance, please call

The Hennessy Funds

1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR	COUNSEL
Hennessy Advisors, Inc.	Foley & Lardner LLP
7250 Redwood Blvd., Suite 200	777 East Wisconsin Avenue
Novato, California 94945	Milwaukee, Wisconsin 53202-5306

ADMINISTRATOR,	INDEPENDENT REGISTERED
TRANSFER AGENT,	PUBLIC ACCOUNTING FIRMS
DIVIDEND PAYING AGENT &	KPMG LLP
SHAREHOLDER SERVICING AGENT	777 East Wisconsin Avenue
U.S. Bancorp Fund Services, LLC	Milwaukee, Wisconsin 53202-5306
P.O. Box 701
Milwaukee, Wisconsin 53201-0701	Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
CUSTODIAN	Philadelphia, Pennsylvania 19103
U.S. Bank N.A.
Custody Operations	DISTRIBUTOR
1555 North River Center Dr., Suite 302	Quasar Distributors, LLC
Milwaukee, Wisconsin 53212	615 East Michigan Street
Milwaukee, Wisconsin 53202
DIRECTORS/TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

Investing, Uncompromised

hennessyfunds.com | 1-800-966-4354

STATEMENT OF ADDITIONAL INFORMATION	February 28, 2014
HENNESSY FUNDS TRUST
7250 Redwood Blvd.
Suite 200
Novato, California  94945
1-800-966-4354
1-415-899-1555

This Statement of Additional Information (“SAI”) relates to the Funds and Classes identified below (each a “Fund” or “Hennessy Fund,” and, collectively, the “Funds” or “Hennessy Funds”).  The SAI is not a prospectus and should be read in conjunction with the current Prospectus of the Funds (the “Fund Prospectus”), dated February 28, 2014.  A copy of the Fund Prospectus may be obtained by calling or writing to the Funds at the telephone number or address shown above.

DOMESTIC EQUITY	Investor	Institutional
Hennessy Cornerstone Growth Fund	HFCGX	HICGX
Hennessy Focus Fund	HFCSX	HFCIX
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	HIMDX
Hennessy Cornerstone Large Growth Fund	HFLGX	HILGX
Hennessy Cornerstone Value Fund	HFCVX	HICVX
Hennessy Large Value Fund	HLVFX	HLVIX
Hennessy Total Return Fund	HDOGX

BALANCED & FIXED INCOME
Hennessy Equity and Income Fund	HEIFX	HEIIX
Hennessy Balanced Fund	HBFBX
Hennessy Core Bond Fund	HCBFX	HCBIX

SECTOR & SPECIALTY
Hennessy Gas Utility Index Fund	GASFX
Hennessy Small Cap Financial Fund	HSFNX	HISFX
Hennessy Large Cap Financial Fund	HLFNX
Hennessy Technology Fund	HTECX	HTCIX
Hennessy Japan Fund	HJPNX	HJPIX
Hennessy Japan Small Cap Fund	HJPSX

Each of the Funds identified below is a successor to a series of Hennessy Mutual Funds, Inc., a Maryland corporation (“HMFI”), Hennessy SPARX Funds Trust, a Massachusetts business trust (“HSFT”), or The Hennessy Funds, Inc., a Maryland corporation (“HFI”), pursuant to a reorganization that took place after the close of business on February 28, 2014 (each a “Predecessor Fund” and, collectively, the “Predecessor Funds”):

●	The Hennessy Cornerstone Growth Fund, a series of Hennessy Funds Trust (“HFT”), is the successor to the Hennessy Cornerstone Growth Fund, a series of HMFI (the “Predecessor Growth Fund”);

●	The Hennessy Cornerstone Mid Cap 30 Fund, a series of HFT, is the successor to the Hennessy Cornerstone Mid Cap 30 Fund, a series of HMFI (the “Predecessor Mid Cap 30 Fund”);

●	The Hennessy Cornerstone Value Fund, a series of HFT, is the successor to the Hennessy Cornerstone Value Fund, a series of HMFI (the “Predecessor Value Fund”);

●	The Hennessy Total Return Fund, a series of HFT, is the successor to the Hennessy Total Return Fund, a series of HFI (the “Predecessor Total Return Fund”);

●	The Hennessy Balanced Fund, a series of HFT, is the successor to the Hennessy Balanced Fund, a series of HFI (the “Predecessor Balanced Fund”);

●	The Hennessy Japan Fund, a series of HFT, is the successor to the Hennessy Japan Fund, a series of HSFT (the “Predecessor Japan Fund”); and

●	The Hennessy Japan Small Cap Fund, a series of HFT, is the successor to the Hennessy Japan Small Cap Fund, a series of HSFT (the “Predecessor Japan Small Cap Fund”).

Prior to February 28, 2014, each of the Funds identified above had no investment operations.  As a result of the reorganization, holders of the Investor Class shares of the Predecessor Funds received Investor Class shares of the Funds identified above and holders of the Institutional Class shares of the Predecessor Funds received Institutional Class shares of the Funds identified above (each Fund identified above is the accounting and performance information successor of the corresponding Predecessor Fund).

The Funds’ (or the Predecessor Funds’, as applicable) financial statements, accompanying notes and report of independent registered public accounting firm contained in the Annual Reports, each dated October 31, 2013, of HMFI (File No. 811-07695), HFT (File No. 811-07168), HSFT (File No. 811-21419) and HFI (File No. 811-07493), as filed with the Securities and Exchange Commission on January 9, 2014, are incorporated by reference into this SAI.  The Funds’ (or the Predecessor Funds’, as applicable) Annual Reports are available without charge by calling the Funds at the toll-free telephone number shown above or by visiting the Funds’ website at www.hennessyfunds.com or on the Securities and Exchange Commission’s website at www.sec.gov.

TABLE OF CONTENTS

FUND HISTORY AND CLASSIFICATION	1

INVESTMENT RESTRICTIONS	2

INVESTMENT CONSIDERATIONS	11

TRUSTEES AND OFFICERS	54

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS	71

MANAGEMENT OF THE FUNDS	85

PORTFOLIO TRANSACTIONS	109

DISCLOSURE OF PORTFOLIO HOLDINGS	115

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	117

ABANDONED PROPERTY	118

VALUATION OF SHARES	118

ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES	119

DESCRIPTION OF SECURITIES RATINGS	125

ANTI-MONEY LAUNDERING PROGRAM	130

OTHER INFORMATION	131

i

FUND HISTORY AND CLASSIFICATION

Each of the following Funds is a separate investment portfolio or series of Hennessy Funds Trust (“HFT”), a Delaware statutory trust that was organized on September 17, 1992: the Hennessy Cornerstone Growth Fund (the “Cornerstone Growth Fund”), the Hennessy Focus Fund (the “Focus Fund”), the Hennessy Cornerstone Mid Cap 30 Fund (the “Cornerstone Mid Cap 30 Fund”), the Hennessy Cornerstone Large Growth Fund (the “Cornerstone Large Growth Fund”), the Hennessy Cornerstone Value Fund (the “Cornerstone Value Fund”), the Hennessy Large Value Fund (the “Large Value Fund”), the Hennessy Total Return Fund (the “Total Return Fund”), the Hennessy Equity and Income Fund (the “Equity and Income Fund”), the Hennessy Balanced Fund (the “Balanced Fund”), the Hennessy Core Bond Fund (the “Core Bond Fund”), the Hennessy Gas Utility Index Fund (the “Gas Utility Index Fund”), the Hennessy Small Cap Financial Fund (the “Small Cap Financial Fund”), the Hennessy Large Cap Financial Fund (the “Large Cap Financial Fund”), the Hennessy Technology Fund (the “Technology Fund”), the Hennessy Japan Fund (the “Japan Fund”), and the Hennessy Japan Small Cap Fund (the “Japan Small Cap Fund”).  HFT is an open-end, management investment company registered under the Investment Company Act of 1940 (“1940 Act”).  The Funds are advised by Hennessy Advisors, Inc. (the “Manager”).

The Cornerstone Large Growth Fund is the successor to the Tamarack Large Cap Growth Fund pursuant to a reorganization that took place on March 20, 2009.  Prior to that date, the Cornerstone Large Growth Fund had no investment operations.  The Tamarack Large Cap Growth Fund was managed by RBC Global Asset Management (U.S.) Inc. (formerly known as Voyageur Asset Management Inc.) (“RBC GAM (US)”).  The performance of the Tamarack Large Cap Growth Fund is not relevant to investors because the Tamarack Large Cap Growth Fund did not utilize the investment formula utilized by the Cornerstone Large Growth Fund during that time period.  As a result of the reorganization, holders of the Class A, Class C, Class I, Class R and Class S shares of the Tamarack Large Cap Growth Fund received Investor Class shares of the Cornerstone Large Growth Fund.

The Large Value Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on March 20, 2009.  Prior to that date, the Large Value Fund had no investment operations.  The Tamarack Value Fund was managed by RBC GAM (US) and had the same investment objectives and similar strategies as the Large Value Fund.  As a result of the reorganization, holders of the Class A, Class C, Class R and Class S shares of the Tamarack Value Fund received Investor Class shares of the Large Value Fund.

The Focus Fund, the Equity and Income Fund, the Core Bond Fund, the Gas Utility Index Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, and the Technology Fund are the successors to the FBR Focus Fund, the FBR Balanced Fund, the FBR Core Bond Fund, the FBR Gas Utility Index Fund, the FBR Small Cap Financial Fund, the FBR Large Cap Financial Fund, and the FBR Technology Fund (each, a “Predecessor FBR Fund”), respectively, pursuant to a reorganization that took place on October 25, 2012.  Prior to that date, none of the successor funds had any investment operations.  Each Predecessor FBR Fund was managed by FBR Fund Advisers, Inc. (the “Prior FBR Adviser”) and had the same investment objectives and substantially the same strategies as the applicable successor Fund.  As a result of the reorganization, holders of the Investor Class shares of each Predecessor FBR Fund received Investor Class Shares of the applicable successor Fund, and holders of the Institutional Class shares of each Predecessor FBR Fund received Institutional Class Shares of the applicable successor Fund.  The Manager has retained the following entities as sub-advisors to the following funds: (i) Broad Run Investment Management, LLC serves as sub-advisor to the Focus Fund, (ii) Financial Counselors, Inc. serves as sub-advisor to the Equity and Income Fund (fixed income sleeve) and the Core Bond Fund, and (iii) The London Company of Virginia, LLC serves as sub-advisor to the Equity and Income Fund (equity sleeve).

On September 17, 2009, the Manager completed the acquisition of the assets of SPARX Investment & Research, USA, Inc. (“SPARX USA”) related to the management of the Japan Fund and the Japan Small Cap Fund.  Pursuant to the transaction, the Manager became the investment manager to the Japan Fund and the Japan Small Cap Fund.  The Manager has retained SPARX Asset Management Co., Ltd. (“SPARX Japan”), located in Tokyo, as the sub-advisor to manage the portfolios of the Japan Fund and the Japan Small Cap Fund.

Each of the following Funds is a diversified portfolio: the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Large Value Fund, the Equity and Income Fund, and the Core Bond Fund.  Each of the following Funds is a non-diversified portfolio: the Focus Fund, the Total Return Fund, the Balanced Fund, and the Gas Utility Index Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, and the Technology Fund.  The Japan Fund and the Japan Small

Cap Fund are considered diversified portfolios, but may employ relatively focused investment strategies and may hold securities of fewer issuers than other diversified funds.

Each of the following Funds offer both Investor Class Shares and Institutional Class Shares (each, a “Class”): the Cornerstone Growth Fund, the Focus Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Large Value Fund, the Equity and Income Fund, the Core Bond Fund, the Small Cap Financial Fund, the Technology Fund and the Japan Fund.

The Investor Class Shares and Institutional Class Shares represent an interest in the same assets of a Fund, have the same rights and are identical in all material respects except that (1) Investor Class Shares may bear distribution and shareholder servicing fees and Institutional Class Shares are not subject to such fees, (2) Institutional Class Shares are available only to shareholders who invest directly in a Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Fund or the Manager, and (3) the Board of Trustees may elect to have certain expenses specific to the Investor Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the net asset value (sometimes referred to as “NAV”) of that Class in relation to the NAV of the applicable Fund.  The Board of Trustees may classify and reclassify the Shares of the Funds into additional classes of Shares at a future date.

INVESTMENT RESTRICTIONS

CORNERSTONE GROWTH FUND, CORNERSTONE MID CAP 30 FUND, CORNERSTONE VALUE FUND, CORNERSTONE LARGE GROWTH FUND, TOTAL RETURN FUND AND BALANCED FUND

FUNDAMENTAL POLICIES.  The investment restrictions set forth below are fundamental policies of each Fund, which cannot be changed with respect to a Fund without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time an investment is made.  A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

(1)           No Fund will make an investment in any one industry if the investment would cause the aggregate value of the Fund’s investment in such industry to equal or exceed 25% of the Fund’s net assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”), certificates of deposit and bankers’ acceptances.

(2)           No Fund will purchase securities of any one issuer (except U.S. Government Securities), if as a result at the time of purchase more than 5% of the Fund’s total assets would be invested in such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, except that 25% of the total assets of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund and 50% of the total assets of the Total Return Fund and the Balanced Fund may be invested without regard to this restriction.

(3)           No Fund will purchase securities on margin (except for short-term credit necessary for clearance of Fund transactions), or write put or call options, except that each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts.

(4)           Neither the Total Return Fund nor the Balanced Fund will purchase or sell commodities or commodity contracts.  None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will purchase commodities or commodity contracts, except to the extent described in the Fund Prospectus and this SAI with respect to futures and related options.

(5)           No Fund will underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933, as amended (“1933 Act”), in selling portfolio securities.

(6)           None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will purchase or sell real estate, except that, to the extent permitted by applicable law, each of these Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.  Neither the Total Return Fund nor the Balanced Fund will purchase or sell real estate or real estate mortgage loans or will invest in real estate limited partnerships.

(7)           Except as otherwise set forth below, no Fund will make loans, provided that for purposes of this restriction, the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, short-term commercial paper and commercial paper master notes, certificates of deposit, bankers’ acceptances and other fixed income securities as described in the Fund Prospectus and this SAI shall not be deemed to be the making of a loan.  The Funds may enter into repurchase agreements and each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may make loans of Fund securities, provided that entering into repurchase agreements and lending of Fund securities may be made only in accordance with applicable law, the Fund Prospectus and this SAI, as they may be amended from time to time.

(8)           None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund and the Balanced Fund will borrow money or issue senior securities, except that each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund and the Cornerstone Value Fund may borrow an amount up to 33-1/3% of its total assets and the Balanced Fund may borrow an amount up to 10% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing.  Neither the Total Return Fund nor the Balanced Fund will pledge or hypothecate its assets, except to secure permitted borrowings.  None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may pledge its assets other than to secure such borrowings or, to the extent permitted by the Funds’ investment policies as set forth in the Fund Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short-sales, when-issued and forward commitment transactions and similar investment strategies.  For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of the Funds. The Balanced Fund will not purchase any portfolio securities so long as any borrowed amounts remain outstanding.  The Total Return Fund may borrow money or issue senior securities to the extent permitted by the 1940 Act and the regulations, rules, and guidance issued by the SEC and its staff thereunder.

(9)           Neither the Total Return Fund nor the Balanced Fund will make investments for the purpose of exercising control or management of any company.

(10)           Neither the Total Return Fund nor the Balanced Fund will make short sales of securities or maintain a short position.

(11)           Neither the Total Return Fund nor the Balanced Fund will purchase or sell any interest in any oil, gas or other mineral exploration or development program, including any oil, gas or mineral leases.

OTHER INVESTMENT RESTRICTIONS.  The following investment restrictions (or operating policies) may be changed with respect to a Fund by the Board of Trustees without shareholder approval.

(1)           No Fund will invest in illiquid securities if at the time of acquisition more than 15% of its net assets would be invested in such securities.  “Illiquid securities” are securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, that do not mature within seven days, or that the Manager (as defined in “MANAGEMENT OF THE FUNDS,” below), in accordance with guidelines approved by the Board of Trustees, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days.  Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

(2)           In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of each of the Cornerstone Large Growth Fund and the Cornerstone Mid Cap 30 Fund to normally invest at least 80% of the value of its net assets in the particular type of investment suggested by the Fund’s name.  If the Trust’s Board of Trustees determines to change this non-fundamental policy for either of the Cornerstone Large Growth Fund or the Cornerstone Mid Cap 30 Fund, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy.  Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type:  “Important Notice Regarding Change in Investment Policy.”  If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

(3)           No Fund will purchase the securities of other investment companies except to the extent such purchases are permitted by applicable law.

(4)           No Fund will acquire or retain any security issued by a company, an officer or director of which is an officer or Trustee of the Funds or an officer, director or other affiliated person of the Manager.

(5)           None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund or the Cornerstone Value Fund will make investments for the purpose of exercising control or management of any company.

(6)           None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund or the Cornerstone Value Fund will make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

(7)           None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund or Cornerstone Value Fund will write, purchase or sell puts, call straddles, spreads or combinations thereof, except to the extent permitted in the Fund Prospectus and this SAI, as they may be amended from time to time.

(8)           Neither the Total Return Fund nor the Balanced Fund will invest in securities of any issuer that has a record of less than three years of continuous operation, including the operation of any predecessor business of a company that came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

(9)           The Cornerstone Growth Fund will not (a) purchase any securities that are restricted from sale to the public without registration under the 1933 Act, (b) use options or futures strategies, (c) purchase securities secured by real estate or issued by companies that invest in real estate, (d) lend its portfolio securities, (e) purchase securities while it has outstanding borrowings, or (f) purchase any interest in any oil, gas or any other mineral exploration or development program.

LARGE VALUE FUND

FUNDAMENTAL POLICIES.  The investment restrictions set forth below are fundamental policies of the Large Value Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to the Large Value Fund on an individual basis, and apply only at the time an investment is made.  A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

(1)           The Large Value Fund has elected to be classified as a diversified series of an open-end management investment company and will invest its assets only in a manner consistent with this classification under applicable law.

(2)           The Large Value Fund will not make an investment in any one industry if the investment would cause the aggregate value of the Fund’s investment in such industry to equal or exceed 25% of the Fund’s net assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and bankers’ acceptances.

(3)           The Large Value Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and the regulations, rules, and guidance issued by the SEC and its staff thereunder.

(4)           The Large Value Fund will not underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

(5)           The Large Value Fund will not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(6)           The Large Value Fund will not make loans, except as permitted under, or to the extent not prohibited by, the 1940 Act and the regulations, rules, and guidance issued by the SEC and its staff thereunder.

(7)           The Large Value Fund will not borrow money or issue senior securities, except as permitted under the 1940 Act and the regulations, rules, and guidance issued by the SEC and its staff thereunder.

OTHER INVESTMENT RESTRICTIONS.  The following investment restrictions (or operating policies) may be changed with respect to the Large Value Fund by the Board of Trustees without shareholder approval.

(1)           The Large Value Fund will not invest in illiquid securities if at the time of acquisition more than 15% of its net assets would be invested in such securities.  “Illiquid securities” are securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, that do not mature within seven days, or that the Manager, in accordance with guidelines approved by the Board of Trustees, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days.  Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

(2)           The Large Value Fund will not purchase the securities of other investment companies except to the extent such purchases are permitted by applicable law.

(3)           The Large Value Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or trustee/director of the Funds (as defined in “TRUSTEES AND OFFICERS” below) or an officer, director or other affiliated person of the Manager.

(4)           The Large Value Fund will not make investments for the purpose of exercising control or management of any company.

JAPAN FUND AND JAPAN SMALL CAP FUND

FUNDAMENTAL POLICIES.  The investment restrictions set forth below are fundamental policies of each of the Japan Fund and the Japan Small Cap Fund, which cannot be changed with respect to a Fund without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to each of the Japan Fund and the Japan Small Cap Fund on an individual basis, and apply only at the time an investment is made.  A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

(1)           Neither the Japan Fund nor the Japan Small Cap Fund will invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of a Fund’s total assets may be invested without regard to any such limitation and that this policy does not apply to U.S. Government Securities.

(2)           The Japan Fund will not invest more than 25% of its net assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of U.S. Government Securities.

(3)           The Japan Small Cap Fund will not purchase the securities of issuers in the same industry (other than U.S. Government Securities) if immediately after such purchase more than 25% of the value of the Fund’s net assets are invested in the securities of issuers in any single industry.

(4)           Neither the Japan Fund nor the Japan Small Cap Fund will invest in commodities or commodities contracts, except that a Fund may enter into forward contracts, options, futures contracts, options on futures contracts, swap agreements and other derivatives.

(5)           Neither the Japan Fund nor the Japan Small Cap Fund will purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts (including mortgage-related securities).

(6)           Neither the Japan Fund nor the Japan Small Cap Fund will borrow money or issue senior securities, except to the extent permitted under the 1940 Act, and provided that the entry into forward contracts, options, futures contracts, options on futures contracts, swap agreements and other derivatives and effecting short sales shall not constitute borrowing or the issuance of senior securities.

(7)           Neither the Japan Fund nor the Japan Small Cap Fund will lend securities or make loans to others, except to the extent permitted under the 1940 Act and the regulations, rules, and guidance issued by the SEC and its staff thereunder, and provided that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements.

(8)           Neither the Japan Fund nor the Japan Small Cap Fund will act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities.

(9)           Neither the Japan Fund nor the Japan Small Cap Fund will purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but a Fund may make margin deposits in connection with transactions in forward contracts, options, futures contracts, and options on futures contracts, and provided that effecting short sales will be deemed not to constitute a margin purchase.

The percentage of assets invested in an industry will be determined by reference to the 33 industry groups of the Securities Identification Code Committee, which are adopted by the various stock exchanges in Japan, including the Tokyo Stock Exchange as well as the JASDAQ Securities Exchange.

OTHER INVESTMENT RESTRICTIONS.  The following investment restrictions (or operating policies) may be changed with respect to the Japan Fund or the Japan Small Cap Fund without shareholder approval.

(1)           Neither the Japan Fund nor the Japan Small Cap Fund will invest in the securities of a company for the purpose of exercising management or control.

(2)           Neither the Japan Fund nor the Japan Small Cap Fund will purchase securities of other investment companies, except to the extent permitted under the 1940 Act and the regulations, rules, and guidance issued by the SEC and its staff thereunder.

(3)           Neither the Japan Fund nor the Japan Small Cap Fund will pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a forward commitment, when-issued or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

(4)           Neither the Japan Fund nor the Japan Small Cap Fund will purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities.

Under normal circumstances, each of the Japan Fund and the Japan Small Cap Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, (1) for the Japan Fund, in equity securities of Japanese companies, and (2) for the Japan Small Cap Fund, in equity securities of smaller capitalization Japanese companies (as defined in the Fund Prospectus).  If the Board of Trustees determines to change this non-fundamental policy for the Japan Fund or the Japan Small Cap Fund, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy.  Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type:  “Important Notice Regarding Change in Investment Policy.”  If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

FOCUS FUND, LARGE CAP FINANCIAL FUND, SMALL CAP FINANCIAL FUND, TECHNOLOGY FUND, EQUITY AND INCOME FUND AND CORE BOND FUND

The investment restrictions set forth below are fundamental policies of each of the Funds other than the Gas Utility Index Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to a Fund on an individual basis.

The Funds (other than the Gas Utility Index Fund) may not:

1.           Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2.           Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).  Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3.           Issue any senior security as defined in the 1940 Act, except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order, (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act, (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act.  (As of the date of this SAI, the 1940 Act permits a Fund to borrow money from banks provided that it maintains continuous asset coverage of at least 300% of all amounts borrowed.  For purposes of this investment restriction, entry into the following transactions shall not constitute senior securities to the extent the Fund covers the transaction or maintains sufficient liquid assets in accordance with applicable requirements: when-issued securities transactions, forward roll transactions, short sales, forward commitments, futures contracts and reverse repurchase agreements. In addition, hedging transactions in which the Fund may engage and similar investment strategies are not treated as senior securities for purposes of this investment restriction.)

4.           Borrow money, except that as a temporary measure a Fund may borrow money to facilitate redemptions.  Such a borrowing may be in an amount not to exceed 33 1/3% of the value of the Fund’s total assets at the time of borrowing.

5.           Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6.           Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities.

7.           With respect to 50% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the United States government (“U.S. Government”) or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

8.           Purchase the securities of any issuer if, as a result, more than 25% of the net assets would be invested in the securities of one or more conducting their principal business activities in the same industry, except that (a) with respect to the Large Cap Financial Fund and the Hennessy Small Cap Financial Fund, purchase the securities of any issuer if, as a result, less than 25% of a Fund’s net assets would be invested in the securities of issuers principally engaged in the financial services group of industries; and (b) with respect to the Technology Fund, purchase the securities of any issuer if, as a result, less than 25% of the Fund’s net assets would be invested in the securities of issuers principally engaged in the technology group of  industries.

These limitations do not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

GAS UTILITY INDEX FUND

The investment restrictions set forth below are fundamental policies of the Gas Utility Index Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to the Fund on an individual basis.

The Fund may not:

1.           Issue senior securities.

2.           Make short sales of securities or purchase securities on margin.

3.           Borrow money except as a temporary measure to facilitate redemptions.  Such borrowing may not exceed 30% of the Fund’s total assets, taken at current value, before such borrowing.  The Fund may not purchase securities if a borrowing by the Fund is outstanding.

4.           Underwrite securities of any other issuer, nor purchase or sell restricted securities.

5.           Purchase or sell real estate or real estate mortgage loans.

6.           Buy or sell commodities or futures contracts.

7.           Purchase the securities of any issuer if, as a result, more than 25% of the total assets would be invested in oil, gas or other mineral leases.

8.           Make loans except through repurchase agreements provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security, and marked to market daily.

9.           Purchase securities of any issuer if, as a result of such a purchase, such securities would account for more than 5% of the Fund’s assets.

10.           Purchase the securities of any issuer if, as a result, less than 25% of the Fund’s net assets would be invested in the securities of issuers principally engaged in the utilities industry.

These limitations do not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

FOCUS FUND, GAS UTILITY INDEX FUND, LARGE CAP FINANCIAL FUND, SMALL CAP FINANCIAL FUND, TECHNOLOGY FUND, EQUITY AND INCOME FUND AND CORE BOND FUND

The following investment restrictions (or operating policies) may be changed with respect to the Funds by the Board of Trustees without shareholder approval:

1.           No Fund will invest more than 15% of its net assets in illiquid securities.  Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Fund has valued them.  Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days.  Securities that may be resold under Rule 144A promulgated under the 1933 Act, securities offered pursuant to Section 4(2) of the 1933 Act, or securities otherwise subject to restrictions on resale under the 1933 Act (“Restricted Securities”), shall not be deemed illiquid solely by reason of being unregistered.  The Manager determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

2.           No Fund will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

3.           The Gas Utility Index Fund may not invest in warrants.

GENERAL

The policies and limitations listed above supplement those set forth in the Fund Prospectus.  Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act).  Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.  If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT CONSIDERATIONS

The Funds’ Prospectus describes the principal investment strategies and risks of the Funds.  This section expands upon that discussion and also describes non-principal investment strategies and risks of the Funds.

CORNERSTONE GROWTH FUND, CORNERSTONE MID CAP 30 FUND, CORNERSTONE VALUE FUND, CORNERSTONE LARGE GROWTH FUND, LARGE VALUE FUND, TOTAL RETURN FUND AND BALANCED FUND

DOW JONES INDUSTRIAL AVERAGE (Total Return Fund and Balanced Fund).  The Funds invest in stocks in the Dow Jones Industrial Average (the “DJIA”).  The DJIA consists of the following 30 common stocks:

Company	Exchange	Symbol	Industry
3M Company	NYSE	MMM	Conglomerate
American Express Company	NYSE	AXP	Consumer finance
AT&T, Inc.	NYSE	T	Telecommunication
Boeing Company	NYSE	BA	Aerospace and defense
Caterpillar Inc.	NYSE	CAT	Construction and mining equipment
Chevron Corporation	NYSE	CVX	Oil & gas
Cisco Systems, Inc.	NASDAQ	CSCO	Computer networking
Coca-Cola Company	NYSE	KO	Beverages
E. I. du Pont de Nemours and Co	NYSE	DD	Chemical industry
Exxon Mobil Corporation	NYSE	XOM	Oil & gas
General Electric Company	NYSE	GE	Conglomerate
Goldman Sachs Group, Inc.	NYSE	GS	Banking, Financial Services
Home Depot, Inc.	NYSE	HD	Home improvement retailer
Intel Corporation	NASDAQ	INTC	Semiconductors
International Business Machines Corporation	NYSE	IBM	Computers and technology
Johnson & Johnson	NYSE	JNJ	Pharmaceuticals
JPMorgan Chase & Co.	NYSE	JPM	Banking
McDonald’s Corp.	NYSE	MCD	Fast food
Merck & Co. Inc.	NYSE	MRK	Pharmaceuticals
Microsoft Corporation	NASDAQ	MSFT	Software
Nike, Inc.	NYSE	NKE	Apparel
Pfizer Inc.	NYSE	PFE	Pharmaceuticals
Procter & Gamble Company	NYSE	PG	Consumer goods
Travelers Companies, Inc.	NYSE	TRV	Insurance
UnitedHealth Group Incorporated	NYSE	UNH	Managed health care
United Technologies Corp.	NYSE	UTX	Conglomerate
Verizon Communications Inc.	NYSE	VZ	Telecommunication
Visa Inc.	NYSE	V	Consumer banking
Wal-Mart Stores Inc.	NYSE	WMT	Retail
Walt Disney Company	NYSE	DIS	Broadcasting and entertainment

The DJIA is the property of Dow Jones & Company, Inc.  Dow Jones & Company, Inc. is not affiliated with either Fund or the Funds’ investment adviser.  Dow Jones & Company, Inc. has not participated in any way in the creation of the Funds or in the selection of stocks included in the Funds and has not approved any information included herein related thereto.

The first DJIA, consisting of 12 stocks, was published in The Wall Street Journal in 1896.  The list grew to 20 stocks in 1916 and to 30 stocks on October 1, 1928.  Dow Jones & Company, Inc. from time to time changes the stocks comprising the DJIA, although such changes are infrequent.

The investment strategies of each of the Total Return Fund and Balanced Fund are unlikely to be affected by the requirement that it not concentrate its investments since currently no more than three companies in the DJIA are engaged primarily in any one industry.  Similarly, each of these Fund’s investment strategies is unlikely to be materially affected by the requirement that it meet the diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”) since each of these Funds will have approximately 50% of its assets invested in U.S. Treasury securities and the remainder of its assets divided among at least ten stocks.  However, the diversification requirement for each of the Total Return Fund and Balanced Fund may preclude it from effecting a purchase otherwise dictated by its investment strategy.  Finally, because of the requirements of the 1940 Act, each of these Funds will not invest more than 5% of its total assets in the common stock of any issuer that derives more than 15% of its revenues from securities-related activities.  From time to time, this requirement may preclude each of the Total Return Fund and Balanced Fund from effecting a purchase otherwise dictated by its investment strategy.

SPECIAL CONSIDERATION RELATING TO DEPOSITARY RECEIPTS.  As noted in the Fund Prospectus, the Cornerstone Growth Fund and Cornerstone Value Fund may each invest in the securities of foreign issuers, including American Depository Receipts (“ADRs”).  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the investment policies of the Cornerstone Growth Fund and Cornerstone Value Fund, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR evidencing ownership of common stock will be treated as common stock.

Such investments may involve risks that are in addition to the usual risks inherent in domestic investments.  The value of the foreign investments of the Cornerstone Growth Fund and Cornerstone Value Fund may be significantly affected by changes in currency exchange rates and these Funds may incur costs in converting securities denominated in foreign currencies to U.S. dollars.  Although these Funds intend to invest in securities of foreign issuers domiciled in nations that the Funds’ investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability that could affect investments in those nations.

Many of the foreign securities held in the form of ADRs by the Cornerstone Growth Fund and Cornerstone Value Fund are not registered with the Securities and Exchange Commission (“SEC”), nor are the issuers thereof subject to SEC reporting requirements.  Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Cornerstone Growth Fund and Cornerstone Value Fund than is available concerning U.S. companies.  Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities.  Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Cornerstone Growth Fund and Cornerstone Value Fund would be subject.

ILLIQUID SECURITIES.  Each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may invest up to 15% of its net assets in illiquid securities, although it is not expected that any of these Funds will invest in illiquid securities.

The Cornerstone Growth Fund will not purchase restricted securities.  Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act.  Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time such Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes.  These instruments are often restricted securities because the securities are sold in transactions not requiring registration.  Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment.  Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority.  An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities held by a Fund, however, could affect adversely the marketability of securities of such Fund and the Fund might be unable to dispose of such securities promptly or at favorable prices.

The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board.  The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security, (ii) the number of dealers that make quotes for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer).  The Manager monitors the liquidity of restricted securities in the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund and reports periodically on such decisions to the Board of Trustees.

REPURCHASE AGREEMENTS.  Each Fund may enter into repurchase agreements, a form of lending.  Under repurchase agreements, a Fund purchases and simultaneously contracts to resell securities at an agreed upon time and price.  This results in a fixed rate of return for the Fund insulated from market fluctuations during such period.  Repurchase agreements maturing in more than seven days are considered illiquid securities.  The aggregate value of all of a Fund’s repurchase agreements may not exceed 33 1/3% of the value of the Fund’s total assets.

Specifically, a Fund may enter into a repurchase agreement through which an investor (such as the Fund) repurchases a security (known as the “underlying security”) from a well-established securities dealer or bank that is a member of the Federal Reserve System.  Any such dealer or bank will be on the Fund’s approved list.  Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager to present minimum credit risks in accordance with guidelines established by the Fund’s Board of Trustees.  The Manager will review and monitor the creditworthiness of those institutions under the Board’s general supervision.

At the time of entering into the repurchase agreement, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest.  Repurchase agreements are generally for a short period of time, often less than a week.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  Each Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) that the Fund’s investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security will at all times be equal to at least 102% of the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund’s custodian or a bank acting as agent.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including (1) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (2) possible subnormal levels of income and lack of access to income during this period, and (3) expenses of enforcing its rights.

LENDING OF FUND SECURITIES.  In accordance with applicable law, each of the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund, to earn additional income, may lend portfolio securities (representing not more than 33-1/3% of its total assets) to banks, broker-dealers or financial institutions that the Manager deems qualified, but only when the borrower maintains with each of these Fund’s custodian bank collateral either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned, determined on a daily basis and adjusted accordingly.  There may be risks of delay in recovery of the securities and capital or even loss of rights in the collateral should the borrower of the securities default on its obligation to return borrowed securities because of insolvency or otherwise.  However, loans will only be made to borrowers deemed by the Manager to be of good standing and when, in the judgment of the Manager, the consideration that can be earned currently from such securities loans justifies the attendant risk.  All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.  During the period of the loan the Manager will monitor all relevant facts and circumstances, including the creditworthiness of the borrower.  Each of the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will retain authority to terminate any loan at any time.  Each of these Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker.  Each of the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned.  Each of these Funds will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund’s interest.

CASH AND SHORT-TERM SECURITIES.  Each Fund may temporarily invest a portion of its total assets in cash or liquid short-term securities pending investment of such assets in securities in accordance with the Fund’s investment strategy, or to pay expenses or meet redemption requests.  The Manager generally will not use investments in cash and short-term securities for temporary defensive purposes.

Short-term securities in which the Funds may invest include certificates of deposit, commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor’s Corporation (“Standard & Poor’s”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”), U.S. Government Securities, repurchase agreements involving such securities and shares of money market mutual funds.  Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

With respect to money market mutual funds, in addition to the advisory fees and other expenses the Funds bear directly in connection with their own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by that Fund’s shareholders.

The Manager does not expect assets invested in cash or liquid short-term securities to exceed 5% of any Fund’s total assets at any time except during rebalance periods or when shareholder and/or redemption activity is excessive.

BORROWING.  Each of the Funds, except the Total Return Fund, may borrow money from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing.  Each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may borrow for such purposes in an amount up to 33% of its total assets, while the Balanced Fund may borrow for such purposes in an amount up to 10% of its total assets.  The borrowing policy is a fundamental policy of each of these Funds, which cannot be changed with respect to a Fund without shareholder approval as described in “INVESTMENT RESTRICTIONS” above.

The Total Return Fund intends to borrow for investment purposes.  Borrowing for investment is known as leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique, which increases investment risk, but also increases investment opportunity.  Since approximately half of the Total Return Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Total Return Fund when it leverages its investments will increase more when the Total Return Fund’s portfolio assets increase in value and decrease more when the Total Return Fund’s portfolio assets decrease in value than would otherwise be the case.  Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, the Total Return Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales.  The Total Return Fund intends to use leverage whenever it is able to borrow on terms considered by its investment adviser to be reasonable.

As required by the 1940 Act, the Total Return Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of the Total Return Fund’s assets should fail to meet this 300% coverage test, the Total Return Fund, within three days (not including Sundays and holidays), will reduce the amount of the Total Return Fund’s borrowings to the extent necessary to meet this 300% coverage.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.  Borrowing from a bank as a temporary measure for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.

The Total Return Fund may enter into reverse repurchase agreements, which are considered to be borrowings under the 1940 Act.  Under a reverse repurchase agreement, the Total Return Fund sells portfolio securities and agrees to repurchase them at an agreed-upon future date and price.  When the Total Return Fund enters into a reverse repurchase agreement, it will maintain cash or liquid securities having a value equal to or greater than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of the securities sold by the Total Return Fund may decline below the price of the securities it is obligated to repurchase.

LARGE VALUE FUND

SPECIAL CONSIDERATION RELATING TO DEPOSITARY RECEIPTS.  As noted in the Fund Prospectus, the Large Value Fund may invest in the securities of foreign issuers, including American Depositary Receipts.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the investment policies of the Large Value Fund, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR evidencing ownership of common stock will be treated as common stock.

Such investments may involve risks that are in addition to the usual risks inherent in domestic investments.  The value of the foreign investments of the Large Value Fund may be significantly affected by changes in currency exchange rates and the Large Value Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars.  Although the Large Value Fund intends to invest in securities of foreign issuers domiciled in nations that the Fund’s investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability that could affect investments in those nations.

Many of the foreign securities held in the form of ADRs by the Large Value Fund are not registered with the SEC, nor are the issuers thereof subject to SEC reporting requirements.  Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Large Value Fund than is available concerning U.S. companies.  Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities.  Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Large Value Fund would be subject.

ILLIQUID SECURITIES.  The Large Value Fund may invest up to 15% of its net assets in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act.  Where registration is required, the Large Value Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, the Large Value Fund might obtain a less favorable price than prevailed when it decided to sell.

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes.  These instruments are often restricted securities because the securities are sold in transactions not requiring registration.  Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment.  Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulator Authority.  An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities held by the Large Value Fund, however, could affect adversely the marketability of securities of the Fund and the Fund might be unable to dispose of such securities promptly or at favorable prices.

The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board.  The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security, (ii) the number of dealers that make quotes for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (for example, the time needed to sell the security, how bids are solicited and the mechanics of transfer).  The Manager monitors the liquidity of restricted securities in the Large Value Fund and reports periodically on such decisions to the Board of Trustees.

REPURCHASE AGREEMENTS.  The Large Value Fund may enter into repurchase agreements, a form of lending.  Under repurchase agreements, the Fund purchases and simultaneously contracts to resell securities at an agreed upon time and price.  This results in a fixed rate of return for the Fund insulated from market fluctuations during such period.  Repurchase agreements maturing in more than seven days are considered illiquid securities.  The aggregate value of all of the Fund’s repurchase agreements may not exceed 33 1/3% of the value of the Fund’s total assets.

Specifically, the Large Value Fund may enter into a repurchase agreement through which an investor (such as the Fund) repurchases a security (known as the “underlying security”) from a well-established securities dealer or bank that is a member of the Federal Reserve System.  Any such dealer or bank will be on the Large Value Fund’s approved list.  The Large Value Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager to present minimum credit risks in accordance with guidelines established by the Fund’s Board of Trustees.  The Manager will review and monitor the creditworthiness of those institutions under the Board’s general supervision.

At the time of entering into the repurchase agreement, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest.  Repurchase agreements are generally for a short period of time, often less than a week.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  The Large Value Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) that the Fund’s investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security will at all times be equal to at least 102% of the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund’s custodian or a bank acting as agent.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Large Value Fund could experience both delays in liquidating the underlying security and losses, including (1) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (2) possible subnormal levels of income and lack of access to income during this period, and (3) expenses of enforcing its rights.

LENDING OF FUND SECURITIES.  In accordance with applicable law, the Large Value Fund, to earn additional income, may lend portfolio securities (representing not more than 33-1/3% of its total assets) to banks, broker-dealers or financial institutions that the Manager deems qualified, but only when the borrower maintains with the Fund’s custodian bank collateral either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned, determined on a daily basis and adjusted accordingly.  There may be risks of delay in recovery of the securities and capital or even loss of rights in the collateral should the borrower of the securities default on its obligation to return borrowed securities because of insolvency or otherwise.  However, loans will only be made to borrowers deemed by the Manager to be of good standing and when, in the judgment of the Manager, the consideration that can be earned currently from such securities loans justifies the attendant risk.  All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.  During the period of the loan the Manager will monitor all relevant facts and circumstances, including the creditworthiness of the borrower.  The Large Value Fund will retain authority to terminate any loan at any time.  The Large Value Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker.  The Large Value Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned.  The Large Value Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund’s interest.

CASH AND SHORT-TERM SECURITIES.  The Large Value Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily convertible into cash.  Such high quality, short-term obligations include: money market securities, money market mutual funds, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by U.S. Government Securities.  These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while the Large Value Fund looks for suitable investment opportunities.  There may also be times when the Large Value Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes.  During these times, the Large Value Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

In pursuing cash management strategies, the Large Value Fund will apply the following criteria to its investments:

●
Certificates of deposit, bankers’ acceptances and other short-term obligations must be issued domestically by United States commercial banks having assets of at least $1 billion, which are members of the Federal Deposit Insurance Corporation or holding companies of such banks.

●
Commercial paper or commercial paper master notes must be rated, at the time of purchase, A-1 or A-2 by Standard & Poor’s or Prime-1 or Prime-2 by Moody’s.  If not rated by either Moody’s or Standard & Poor’s, a company’s commercial paper may be purchased, if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by Standard & Poor’s.  Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

●
The Large Value Fund will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

With respect to money market mutual funds, in addition to the advisory fees and other expenses the Large Value Fund bears directly in connection with their own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.

CONVERTIBLE SECURITIES.  Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock.  Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities.  Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are “senior” to common stock — namely, they have a prior claim against the issuer’s assets.  Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality.  They may also reflect changes in the value of the underlying common stock.

CORPORATE DEBT SECURITIES.  The Large Value Fund may invest in corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) that meet the applicable rating criteria established for the Fund, or if unrated, are in the RBC GAM (US)’s opinion comparable in quality to corporate debt securities in which the Fund may invest.  Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.  The market value of a debt security generally reacts inversely to interest rate changes.  When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

After purchase by the Large Value Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event will require a sale of such security by the Large Value Fund.  However, RBC GAM (US) will consider such event in its determination of whether the Large Value Fund should continue to hold the security.  To the extent the ratings given by Moody’s, Standard & Poor’s or another rating agency may change as a result of changes in such organizations or their rating systems, the Large Value Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Fund Prospectus and in this SAI.

DERIVATIVES.  The Large Value Fund may invest in various derivatives.  A derivative is a financial instrument that has a value that is based on – or “derived from” – the values of other assets, reference rates, or indexes.  The Large Value Fund may invest in derivatives for hedging purposes.  The Large Value Fund may invest in various types of derivatives for the purpose of risk management, seeking to reduce transaction costs, or otherwise seeking to add value to the portfolio when a derivative instrument is more favorably priced relative to the underlying security.  However, there is no guarantee that a particular derivative strategy will meet these objectives.  The Large Value Fund will not use derivatives solely for speculative purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes.  Derivatives include futures contracts and options on futures contracts (see discussion below), forward-commitment transactions (see discussion below on “When Issued and Delayed-Delivery Securities”), options on securities (see discussion below on “Options on Securities”), caps, floors, collars and other financial instruments.  Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives are privately negotiated and entered into in the over-the-counter (“OTC”) market.  The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are used by some investors for speculative purposes.  Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments.  The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract.  Additionally, the use of credit derivatives can result in losses if RBC GAM (US) does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell.  If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments.  Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.  While certain derivative transactions may be considered to constitute borrowing transactions, such derivative transactions will not be considered to constitute the issuance of a “senior security,” and therefore such transactions will not be subject to the 300% continuous asset coverage requirement otherwise applicable to borrowings, if the Large Value Fund covers the transaction or segregates sufficient liquid assets in accordance with applicable requirements.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Large Value Fund’s interest.  The Large Value Fund bears the risk that RBC GAM (US) will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund.  If RBC GAM (US) attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Large Value Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment.  This could cause substantial losses for the Large Value Fund.  While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments.  Many derivatives, in particular OTC derivatives, are complex and often valued subjectively.  Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Large Value Fund.

Options on Securities

An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires.  The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium.  Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases.  The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option.  A premium has two components:  the intrinsic value and the time value.  The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option.  The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

One risk of any put or call that is held is that the put or call is a wasting asset.  If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid.  In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out.  Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

Call Options on Securities

When the Large Value Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period.  If the call is exercised, the Large Value Fund forgoes any gain from an increase in the market price over the exercise price.

To terminate its obligation on a call that it has written, the Large Value Fund may purchase a call in a “closing purchase transaction.”  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased.  A profit may also be realized if the call lapses unexercised, because the Large Value Fund retains the premium received.  All call options written by the Large Value Fund must be “covered.”  For a call to be “covered,” (a) the Large Value Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration, (b) the Large Value Fund must maintain cash or liquid securities adequate to purchase the security, or (c) any combination of (a) or (b).

When the Large Value Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price.  The Large Value Fund benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit.  If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and the Large Value Fund will lose its premium payment and the right to purchase the related investment.

Put Options on Securities

When the Large Value Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price.  Buying a protective put permits the Large Value Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

When the Large Value Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put.  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because the Large Value Fund retains the premium received.  All put options written by the Large Value Fund must be “covered.”  For a put to be “covered,” the Fund must maintain cash or liquid securities equal to the option price.

Futures Contracts and Options Thereon

The Large Value Fund may purchase and write (sell) stock index futures contracts as a substitute for a comparable market position in the underlying securities, and may purchase put and call options and write call options on stock index futures contracts.  A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.

When the Large Value Fund purchases a put or call option on a futures contract, the Large Value Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period.  By writing a call option on a futures contract, the Large Value Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Large Value Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Some futures and options strategies tend to hedge the Large Value Fund’s positions against price fluctuations, while other strategies tend to increase market exposure.  The extent of the Large Value Fund’s loss from an unhedged short position in futures contracts or call options on futures contracts is potentially unlimited.  The Large Value Fund may engage in related closing transactions with respect to options on futures contracts.  The Large Value Fund will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade.

Neither HFT nor the Fund will operate as a commodity pool.  In addition, as a registered investment company, HFT has filed notice with the Commodity Futures Trading Commission (the “CFTC”) and National Futures Association of its eligibility for an exclusion from the definition of commodity pool operator and, therefore, neither HFT nor the Fund is subject to registration or regulation as a pool operator under the Commodity Exchange Act.

When the Large Value Fund purchases or sells a futures contract, the Large Value Fund “covers” its position.  To cover its position, the Large Value Fund may maintain with its custodian bank (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise cover its position.  If the Large Value Fund continues to engage in the described securities trading practices and so maintain cash or liquid securities, the maintained cash or liquid securities will function as a practical limit on the amount of leverage the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.  Additionally, such maintained cash or liquid securities will assure the availability of adequate funds to meet the obligations of the Large Value Fund arising from such investment activities.

The Large Value Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (namely, an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  The Large Value Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.  The Large Value Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

The Large Value Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written call, the Large Value Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract.  The Large Value Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option.

Although the Large Value Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.  Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day.   Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Large Value Fund to substantial losses.  If trading is not possible, or the Large Value Fund determines not to close a futures position in anticipation of adverse price movements, the Large Value Fund will be required to make daily cash payments of variation margin.  The risk that the Large Value Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Foreign Currency Options

Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of the Large Value Fund to reduce foreign currency risk using such options.  Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.  Employing hedging strategies with options on currencies does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar.  The Large Value Fund will not speculate in options on foreign currencies.

There is no assurance that a liquid secondary market will exist for any particular foreign currency option or at any particular time.  In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options.  If the Large Value Fund cannot close out an option it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of underlying assets.

Forward Foreign Currency Exchange Contracts

The Large Value Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers.  Forward foreign currency exchange contracts may be bought or sold to protect the

Large Value Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies.  Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result should the value of such currency increase.

The precise matching of the value of forward contracts and the value of the securities involved will not generally be possible since the future value of the securities in currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  Projection of short-term currency movements is extremely difficult, and the successful execution of a short-term hedging strategy is uncertain.  There can be no assurance that new forward contracts or offsets will always be available to the Large Value Fund.

Limitations on Options and Futures

Transactions in options by the Large Value Fund will be subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers.  Thus, the number of options the Large Value Fund may write or hold may be affected by options written or held by other investment advisory clients of RBC GAM (US) and its affiliates.  Position limits also apply to futures contracts. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions.

Special Risks of Hedging Strategies

Participation in the options or futures markets involves investment risks and transactions costs to which the Large Value Fund would not be subject absent the use of these strategies.  In particular, the loss from investing in futures contracts is potentially unlimited.  If RBC GAM (US)’s prediction of movements in the securities and interest rate markets is inaccurate, the Large Value Fund could be in a worse position than if such strategies were not used.  Risks inherent in the use of options, futures contracts and options on futures contracts include (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged, (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities, and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

WHEN ISSUED AND DELAYED-DELIVERY SECURITIES.  To ensure the availability of suitable securities for its portfolio, the Large Value Fund may purchase when-issued or delayed delivery securities.  When-issued transactions arise when securities are purchased by the Large Value Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Large Value Fund at the time of entering into the transaction.  When-issued securities represent securities that have been authorized but not yet issued.  The Large Value Fund may also purchase securities on a forward commitment or delayed delivery basis.  In a forward commitment transaction, the Large Value Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.  The Large Value Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  Alternatively, the Large Value Fund may enter into offsetting contracts for the forward sale of other securities that it owns.  The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

REAL ESTATE INVESTMENT TRUSTS.  A real estate investment trust (“REIT”) is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Code.  The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs, and hybrid REITs.  Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depend upon the income of the underlying properties and the rental income they earn.  Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value.  Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower.  Mortgage REITs derive their income from interest payments on such loans.  Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.  The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill.  They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

SHORT SALES.  The Large Value Fund may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities.  Short selling involves the sale of borrowed securities.  At the time a short sale is effected, the Large Value Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Large Value Fund purchases it for delivery to the lender.  The price at such time may be more or less than the price at which the security was sold by the Large Value Fund.  Until the security is replaced, the Large Value Fund is required to pay the lender amounts equal to any dividend or interest that accrue during the period of the loan.  To borrow the security, the Large Value Fund also may be required to pay a premium, which would increase the cost of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

Until the Large Value Fund closes its short position or replaces the borrowed security, the Large Value Fund will (a) maintain cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover the Fund’s short position.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES.  The Large Value Fund may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities.  These securities will typically have a maturity longer than five years, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less.  The obligation of the issuer of the put to repurchase the securities is backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.  Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

The Large Value Fund may also buy variable rate master demand notes.  The terms of these obligations permit the investment of fluctuating amounts by the Large Value Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower.  They permit weekly, and in some instances, daily, changes in the amounts borrowed.  The Large Value Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty.  The notes may or may not be backed by bank letters of credit.  Because the notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.  The Large Value Fund has no limitations on the type of issuer from whom the notes will be purchased.  However, in connection with such purchase and on an ongoing basis, RBC GAM (US) will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously.  While master demand notes, as such, are not typically rated by rating agencies, if not so rated, the Large Value Fund may, under its minimum rating standards, invest in them only if at the time of an investment the issuer meets the Fund’s criteria.

REVERSE REPURCHASE AGREEMENTS.  The Large Value Fund may enter into reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act, and as such are subject to the investment limitations discussed in the section entitled “Borrowing.”  Under a reverse repurchase agreement, the Large Value Fund sells portfolio securities and agrees to repurchase them at an agreed-upon future date and price.  When the Large Value Fund enters into a reverse repurchase agreement, it will maintain cash or liquid securities having a value equal to or greater than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of the securities sold by the Large Value Fund may decline below the price of the securities it is obligated to repurchase.

BORROWING.  The Large Value Fund may borrow money from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing.  The Large Value Fund may borrow for such purposes in an amount up to 33% of its total assets.  The borrowing policy is a fundamental policy of the Large Value Fund, which cannot be changed without shareholder approval as described in “INVESTMENT RESTRICTIONS” above.

JAPAN FUND AND JAPAN SMALL CAP FUND

JAPANESE.  Securities markets in Japan may operate differently than those in the U.S. and present different risks.  Securities trading volume and liquidity may be less than in U.S. markets and, at times, market price volatility may be greater.

Because evidences of ownership of the investments by the Japan Fund and the Japan Small Cap Fund will generally be held outside the U.S., the Funds will be subject to additional risks that include possible adverse political, social and economic developments, adoption of governmental laws or restrictions that might adversely affect securities holdings of investors located outside Japan, whether related to currency or otherwise.  Moreover, the portfolio securities of the Japan Fund and the Japan Small Cap Fund may trade on days when the Funds do not calculate NAV and thus affect the Funds’ NAVs on days when investors have no access to the Funds.

EQUITY SECURITIES.  Equity securities, including common stock, preferred stock, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.  Changes in the value of an investment by the Japan Fund or the Japan Small Cap Fund will result in changes in the value of its shares and thus the Fund’s total return to investors.

The prices of securities of mid and small capitalization companies may be subject to more abrupt or erratic market movements than larger, more established companies. These securities typically are traded in lower volume and their issuers typically are more subject to changes in earnings and prospects or may have no earnings or have experienced losses.  The Japan Fund and the Japan Small Cap Fund generally will make these investments based on a belief that actual or anticipated products or services will produce future earnings.  If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company’s stock price may decline sharply and its securities may become less liquid.

COMMON AND PREFERRED STOCKS.  Stocks represent share ownership in a company.  Generally, preferred stock pays a specified dividend and ranks after bonds and before common stock in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Japan Fund or the Japan Small Cap Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  These investments would be made primarily for their capital appreciation potential.  The Japan Fund or the Japan Small Cap Fund may purchase trust preferred securities, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent.  These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company.  Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

INITIAL PUBLIC OFFERINGS.  An initial public offering (“IPO”) is a company’s first offering of stock to the public.  Shares are given a market value reflecting expectations for the company’s future growth.  Companies engaged in IPOs generally have limited operating histories and may involve greater investment risk.  The prices of these companies’ securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.  However, some IPO investments may experience significant gains, and it is possible that if the Japan Fund’s or the Japan Small Cap Fund’s strategy included investing more of its assets in IPOs, the Fund’s performance (particularly performance over short periods when

IPOs are available for investment) would be greater.  The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.   There is no assurance that IPOs that are consistent with the portfolio managers’ intrinsic value philosophy and process employed for the Japan Fund and the Japan Small Cap Fund will be available for investment or that the Funds will have access to any such IPOs that do occur.

IPO securities will typically be sold when the portfolio managers believe their market price has reached full value and may be sold shortly after purchase.

WARRANTS.  A warrant is a form of derivative (described below) that gives the holder the right to subscribe to a specified amount of the issuing corporation’s capital stock at a set price for a specified period of time.

CONVERTIBLE SECURITIES.  Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer.  Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.  A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations.  A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.  There can be no assurance of capital appreciation, however, because securities prices fluctuate.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Certain Japanese companies issue convertible securities denominated in euros.

DEPOSITARY RECEIPTS.  The Japan Fund and the Japan Small Cap Fund may invest in ADRs and Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”) and other forms of depositary receipts.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.  GDRs are receipts issued outside the U.S. typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities.  Generally, ADRs in registered form are designed for use in the U.S. securities markets and GDRs in bearer form are designed for use outside the U.S.

 These securities may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary.  A depositary may establish an unsponsored facility without participation by the issuer of the deposited security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities.

REAL ESTATE INVESTMENT TRUSTS.  The Japan Fund and the Japan Small Cap Fund may invest in real estate companies that include companies with similar characteristics to the U.S. REIT structure in which revenue consists primarily of rent derived from owned, income-producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.  A number of countries have created REIT-like regimes, which allow real estate investment companies to benefit from “flow through” tax treatment, including Australia (since 1985), Japan (since 2000), South Korea (since 2001), Singapore (since 2002) and Hong Kong (since 2003).

One example of a REIT-like regime in which the Japan Fund and the Japan Small Cap Fund may invest, and which may have characteristics similar to other types of REIT-like regimes in which the Funds may invest, is a Japan real estate investment trust (“J-REITs”).  A J-REIT is an investment vehicle with real estate in Japan as its underlying assets.  Income is generated by rents and sale proceeds and distributed to investors in the form of dividends.  The J-REIT investment vehicle was modeled on U.S. REITs.  Like the U.S. REIT, distributions paid to investors are, under qualifying conditions, deductible from the J-REITs taxable income, thereby providing a tax-efficient flow-through investment vehicle for investors.  Typically J-REITs are a special purpose corporation established for the purpose of investing in and managing real estate assets where the corporation uses investors’ money and third party funding to buy real estate, in return for which investors receive investment certificates carrying ownership rights, including dividend entitlement.  These certificates can be bought and sold on the Japanese stock exchange where they are listed.  Although the corporation is technically responsible for owning and managing the real estate properties, in reality this function is sub-contracted to a third party manager.  The values of securities issued by J-REITs are affected by the Japan real estate market, real estate yields and interest rates and tax and regulatory requirements and by perceptions of management skill.  Some J-REITs are heavily concentrated in specific types of properties, such as office buildings, and are particularly susceptible to developments affecting these types of properties.

INVESTMENT COMPANIES.  The Japan Fund and the Japan Small Cap Fund may invest in securities issued by registered and unregistered investment companies.  Under the 1940 Act, a Fund’s investment in such securities, subject to certain exceptions, currently is limited to (1) 3% of the total voting stock of any one investment company, (2) 5% of the Fund’s total assets in any one investment company and (3) 10% of the Fund’s total assets in the aggregate.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

EXCHANGE-TRADED FUNDS.  The Japan Fund and the Japan Small Cap Fund may invest in shares of exchange-traded investment companies (collectively, “ETFs”) that are typically designed to provide investment results corresponding to a securities or commodities index. ETFs are frequently units of beneficial interest in an investment trust or are interests in an open-end investment company, in each case representing a portfolio of all or substantially all of the components of, and in substantially the same weighting as, the relevant benchmark index.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the components of the benchmark index.

The values of ETFs are subject to change as the values of their respective components fluctuate according to market volatility. Investments in equity ETFs, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund.  Moreover, a Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies in the weighting of securities.

EQUITY-LINKED SECURITIES.  The Japan Fund and the Japan Small Cap Fund may invest to a limited extent in equity-linked securities.  Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock.  To the extent a Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities.  Equity-linked securities may be considered illiquid.

FIXED-INCOME SECURITIES.  The Japan Fund and the Japan Small Cap Fund may invest in corporate debt obligations and other fixed-income securities when management believes that such securities offer opportunities for capital appreciation.  Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations.  The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer.  Certain securities purchased by a Fund may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities.  Once the rating of a Fund security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

CORPORATE DEBT SECURITIES.  Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities.  Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock.  The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate.  The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with, changes in the market price of gold bullion or other precious metals.

FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES.  The Japan Fund and the Japan Small Cap Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities.  These securities also include debt obligations of supranational entities.  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.  Examples include the Asian Development Bank.

REPURCHASE AGREEMENTS.  Each of the Japan Fund and the Japan Small Cap Fund may enter into repurchase agreements, a form of lending.  Under repurchase agreements, a Fund purchases and simultaneously contracts to resell securities at an agreed upon time and price.  This results in a fixed rate of return for the Fund insulated from market fluctuations during such period.  The repurchase agreement determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security.  The Funds’ custodian, or sub-custodian employed in connection with tri-party repurchase agreement transactions, will have custody of and will segregate securities acquired by a Fund under a repurchase agreement.  In connection with its third-party repurchase transactions, a Fund will employ only eligible sub-custodians that meet the requirements set forth in section 17(f) of the 1940 Act.  Repurchase agreements maturing in more than seven days are considered illiquid securities.  The aggregate value of all of a Fund’s repurchase agreements may not exceed 33 1/3% of the value of the Fund’s total assets, as repurchase agreements are considered by the staff of the SEC to be loans by a Fund.  Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.  In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Funds will enter into repurchase agreements only with U.S. banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Funds may invest and, in the case of tri-party repurchase agreements, U.S. government securities with a maturity of greater than one year, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

U.S. GOVERNMENT SECURITIES.  The Japan Fund and the Japan Small Cap Fund may invest in U.S. Treasury securities, which include Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance.  Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.  In addition to U.S. Treasury securities, the Funds may invest in U.S. Government Securities.  Some obligations U.S. Government Securities are supported by the full faith and credit of the U.S. Treasury, and others may be supported by the right of the issuer to borrow from the Treasury, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, or only by the credit of the U.S. government agency or instrumentality.  These securities bear fixed, floating or variable rates of interest.  While the U.S. government currently provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

ZERO COUPON, PAY-IN-KIND AND STEP-UP SECURITIES.  The Japan Fund and the Japan Small Cap Fund may invest in zero coupon securities.  A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity.  The Funds may invest in pay-in-kind bonds, which are bonds that generally pay interest through the issuance of additional bonds.  The Funds also may purchase step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates.  The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically having similar maturities and credit qualities.  In addition, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment.  Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments.  To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

SHORT SELLING.  Although it has no current intention to do so, the Japan Fund and the Japan Small Cap Fund may engage in short selling.  In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security.  To complete a transaction, a Fund must borrow the security to make delivery to the buyer.  The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.  The Funds also may make short sales “against the box,” in which a Fund enters into a short sale of a security it owns.  If a Fund engaged in short sale transactions, it would not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund’s net assets.  Until the Fund closes its short position or replaces the borrowed security, it will (1) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short or (2) otherwise cover its short position.

BANK BORROWING.  Each of the Japan Fund and the Japan Small Cap Fund may borrow from banks, as long as it maintains continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings, including reverse repurchase agreements) of 300% of all amounts borrowed.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.  The Funds do not currently intend to borrow money for investment purposes (leverage).

FORWARD COMMITMENTS.  The Japan Fund and the Japan Small Cap Fund may purchase securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase.  The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when a Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty.  A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.  A Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, namely, appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates.  Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery.  Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.  Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its NAV per share.

SECURITIES LENDING.  The Japan Fund and the Japan Small Cap Fund may, but do not currently intend to, lend securities from their portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions.  In connection with such loans, a Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities.  The Fund also has the right to terminate a loan at any time.  The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon.  Loans of portfolio securities may not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan).  The Fund will receive collateral consisting of cash, U.S. government securities, or irrevocable letters of credit that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee.  If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment.  Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the portfolio managers to be of good financial standing.  In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral.  The Funds will minimize this risk by limiting the investment of cash collateral to repurchase agreements or other high quality instruments with short maturities.

DERIVATIVES.  The Japan Fund and the Japan Small Cap Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.  Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole.  Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund’s performance.  No assurance can be given that any of these instruments will be available to the Funds on a cost-effective basis, that they will be used, or, if used, will achieve the intended result.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss.  A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives.  This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk.  As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange.  In contrast, no clearing agency guarantees over-the-counter derivatives.  Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default.  Accordingly, the portfolio managers will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund.  Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS.

General

The Japan Fund and the Japan Small Cap Fund may enter into futures contracts in U.S. domestic markets or, if applicable, on exchanges located outside the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S. Foreign markets, however, may have greater risk potential than domestic markets.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract.  In addition, any profits a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes.  Transactions on foreign exchanges may include commodities that are traded on domestic exchanges or those which are not. Unlike trading on U.S. commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

Engaging in these transactions involves risk of loss to a Fund, which could adversely affect the value of the Fund’s net assets.  Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.  Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.  Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses.

Successful use of futures by a Fund also is subject to the ability of the portfolio managers to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract.  For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities it has hedged because it will have offsetting losses in its futures positions.  Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.  The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives.  To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price.  In addition, the segregation of such assets will have the effect of limiting the Fund’s ability otherwise to invest those assets.

Specific Futures Transactions

The Japan Fund and the Japan Small Cap Fund may purchase and sell currency, stock index and interest rate futures contracts.  A currency future obligates a Fund to purchase or sell an amount of a specific currency at a future date at a specific price.  A stock index future obligates a Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.  An interest rate future obligates a Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

OPTIONS.

General

The Japan Fund and the Japan Small Cap Fund may purchase call and put options and may write (namely, sell) covered call and put option contracts.  A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.  Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets.  A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken.  The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.  A Fund receives a premium from writing covered call or put options that it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist.  A liquid secondary market in an option may cease to exist for a variety of reasons.  In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options.  There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur.  In such event, it might not be possible to effect closing transactions in particular options.  If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions

The Japan Fund and the Japan Small Cap Fund may purchase and sell call and put options in respect of currencies, specific securities (or groups or “baskets” of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market.  Options on currency convey the right to buy or sell the underlying currency at a price that is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.  An option on a stock index is similar to an option in respect to specific securities, except that settlement does not occur by delivery of the securities comprising the index.  Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option.  Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

The Funds may purchase cash-settled options on equity index swaps in pursuit of its investment objective.  Equity index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities that usually includes dividends.  A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date.  These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

Successful use by a Fund of options will be subject to the ability of the portfolio managers to predict correctly movements in the prices of individual stocks, the stock market generally or currencies.  To the extent such predictions are incorrect, the Fund may incur losses.

SWAPS.  The Japan Fund and the Japan Small Cap Fund may enter into currency, equity, interest rate and index swap agreements in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Funds had invested directly in the asset that yielded the desired return.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (namely, the return on or increase in value of a particular dollar amount invested at a particular interest rate), or in a “basket” of securities representing a particular index.  Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  These transactions do not involve the delivery of securities or other underlying assets or principal.  Accordingly, the risk of loss with respect to swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.  If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

FOREIGN CURRENCY TRANSACTIONS.  The Japan Fund and the Japan Small Cap Fund may, but are not obligated to, hedge their exposure to foreign currencies.  The Funds also may seek to gain exposure to the foreign currency in an attempt to realize gains.  A Fund’s success in these transactions will depend principally on the ability of the portfolio managers to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.  Currency exchange rates may fluctuate significantly over short periods of time.  They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective.  Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

FUTURE DEVELOPMENTS.  The Japan Fund and the Japan Small Cap Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives that are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund’s investment objective and legally permissible for the Fund.  Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure in its Prospectus or SAI.

SIMULTANEOUS INVESTMENTS.  Investment decisions for each of the Japan Fund and the Japan Small Cap Fund are made independently from each other Fund and from those for other clients advised by the portfolio managers.  If, however, such other Fund or clients desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each.  In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by the Fund.  The Funds, together with other clients advised by the portfolio managers and affiliates of SPARX Japan, may own significant positions in portfolio companies that, depending on market conditions, may affect adversely a Fund’s ability to dispose of some or all of its positions should it desire to do so.

FOCUS FUND, GAS UTILITY INDEX FUND, LARGE CAP FINANCIAL FUND, SMALL CAP FINANCIAL FUND, TECHNOLOGY FUND, EQUITY AND INCOME FUND AND CORE BOND FUND

SPECIAL NOTE REGARDING RECENT MARKET EVENTS.  Events in the financial sector over the past few years have resulted in reduced liquidity in the credit and fixed income markets and an unusually high degree of volatility in the financial markets, both domestic and international.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  These events and the potential for continuing market turbulence may have an adverse effect of the Funds’ investments.  It is uncertain how long these conditions will continue.

The U.S. Government, the Federal Reserve, the Treasury, the SEC (sometimes referred to as the “Commission”), the CFTC, the Federal Deposit Insurance Corporation and other U.S. Governmental and regulatory bodies have recently taken, or are considering taking, actions in response to the economic events of the past few years.  These actions include, but are not limited to, the enactment by the United States Congress of the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law on July 21, 2010, which imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, as well as requiring sweeping new regulations by the Commission, the CFTC and other regulators.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these statutes and regulatory measures, the potential impact they could have on securities held by the Funds currently is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will refrain from taking further legislative or regulatory action.  The effect of any such actions, if taken, cannot be known.

SHORT-TERM DEBT OBLIGATIONS.  The Funds may invest in short-term instruments that may include high grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements that mature in less than seven days and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities.  Bankers’ acceptances are instruments of the U.S. banks that are drafts or bills of exchange “accepted” by a bank or trust company as an obligation to pay on maturity.  Money market instruments may carry fixed, variable, or floating interest rates.  A security’s credit may be enhanced by a bank, insurance company, or other entity.  Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds.  If the structure does not perform as intended, adverse tax or investment consequences may result.  With respect to each Fund, there may be times when, in the opinion of the Manager, adverse market conditions exist, and it believes that the return on certain money market type instruments would be more favorable than that obtainable through a Fund’s normal investment programs.  Accordingly, for temporary defensive purposes, each Fund may hold up to 100% of its total assets in cash and/or short-term obligations.  To the extent that a Fund’s assets are so invested, they will not be invested so as to meet its investment objective.

U.S. TREASURY SECURITIES.  U.S. Treasury securities are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Treasury.  U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance.  Treasury Bills have maturities of one year or less.  Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Yields on short-, intermediate-, and long-term U.S. Treasury securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.

GOVERNMENT AGENCY SECURITIES.  Government agency securities, often called agencies, are indirect obligations of the U.S. Government, and are issued by federal agencies and government-sponsored corporations under authority from Congress.  Government agency securities may be backed by the full faith and credit of the federal government, which is the case with Government National Mortgage Association and Small Business Administration certificates, but are more often issued or guaranteed by the sponsoring agency.  Examples of government agency securities include Export-Import Bank of the United States, the Federal Home Loan Banks, and the Federal Farm Credit System Banks.

GOVERNMENT-SPONSORED ENTERPRISES.  Government-sponsored enterprises are characterized as being privately owned and publicly chartered.  These enterprises were created by the U.S. Government to help certain important sectors of the economy reduce their borrowing costs.  The U.S. Government does not directly back government-sponsored enterprise securities, although in some instances, government-sponsored enterprise securities may benefit from indirect support. Freddie Mac and Fannie Mae are examples of government-sponsored enterprise securities.

 On September 6, 2008, the Federal Housing Finance Authority (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac into conservatorship under its authority with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition.  The effect that this conservatorship will have on these entities’ debt and equities is unclear and no assurance can be given that any steps taken by the FHFA or the U.S. Treasury or any other agency of the U.S. Government with respect to Fannie Mae or Freddie Mac will succeed.  Fannie Mae and Freddie Mac have each been and remain the subject of investigations by federal regulators over certain accounting matters.  Such investigations, and any resulting restatements, may adversely affect these entities and, as a result, the payment of principal or interest on securities they issue.

RISKS ASSOCIATED WITH INVESTING IN U.S. GOVERNMENT SECURITIES.  The U.S. Government is considered to be the best credit-rated issuer in the debt markets.  Since Treasury securities are direct obligations of the U.S. Government, they are considered to have minimal credit risk.  While most other government-sponsored securities are not direct obligations of the U.S. Government (although some are guaranteed by the U.S. Government), they also offer little credit risk.

 However, another type of risk that may affect a Fund is market and/or interest rate risk.  For example, debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. Government securities generally varies inversely with changes in market interest rates.  An increase in interest rates, therefore, would generally reduce the market value of any U.S. Government security held by the Funds, while a decline in interest rates would generally increase the market value of such investment.

BANK MONEY MARKET INSTRUMENTS.  Bank money market instruments are short-term obligations of depository institutions that provide high liquidity and a relatively low risk way to earn interest on cash reserves.

RISKS OF BANK MONEY MARKET INSTRUMENTS.  Bank deposits and CDs are insured to $250,000 per depositor by the Bank Insurance Fund and the Savings Association Insurance Fund, units of the Federal Deposit Insurance Corporation (“FDIC”), and by the National Credit Union Administration (“NCUA”).  The FDIC and NCUA are federally sponsored agencies.

REPURCHASE AGREEMENTS.  A repurchase agreement is an agreement where the Funds acquire a debt security from a commercial bank or broker/dealer with the understanding that the Fund will sell the instrument back at an agreed-upon price and date (normally, the next business day).  Essentially, a repurchase agreement may be considered a loan backed by securities.  The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by the Funds.  In these transactions, the value of the securities acquired by the Fund (including accrued interest earned) must be greater than the value of the repurchase agreement itself.  The securities are held by the Funds’ custodian bank until repurchased.

REASONS TO USE REPURCHASE AGREEMENTS.  The Funds may invest in repurchase agreements secured by securities issued or guaranteed by the U.S. Government, its agencies and government-sponsored enterprises (i) for defensive purposes due to market conditions or (ii) to generate income from the Funds’ excess cash balances.  The Funds will only enter into repurchase agreements with member banks of the Federal Reserve system or primary dealers of U.S. Government securities.

RISKS OF REPURCHASE AGREEMENTS.  The use of repurchase agreements involves certain risks.  For example, if the other party to the agreement defaults on its obligations to repurchase the underlying security at a time when the value of the security has declined, the Funds may incur a loss when the security is sold.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Funds not within the control of the Funds.  Consequently, the Funds may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Manager acknowledges these risks, it is expected that these risks can be controlled through monitoring procedures.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned in the repurchase agreement.

REVERSE REPURCHASE AGREEMENTS.  Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund’s investment restrictions.  Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at the mutually agreed-upon date and price.  The Funds intend to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.  At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  Such assets will include U.S. Government securities or other liquid, high-grade debt securities.

RISKS OF REVERSE REPURCHASE AGREEMENTS.  Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  Reverse repurchase agreements are considered to be borrowing by a Fund under the 1940 Act.

FOREIGN INVESTMENTS.  The Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts, European Depositary Receipts (“EDRs”) and Global Depositary Receipts and securities purchased on foreign securities exchanges and over-the-counter.

Depositary receipts are not usually denominated in the same currency as the securities into which they may be converted.  Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

Other permissible investments include: Eurodollar Certificates of Deposit (“ECDs”), which are U.S. Dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit (“Yankee CDs”), which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. Dollars and held in the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. Dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits (“CTDs”), which are U.S. Dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.  Such investments may subject the Funds to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets.

RISKS OF FOREIGN INVESTMENTS.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets.  Foreign issuers, brokers, and securities markets may be subject to less government supervision.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.  Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays.  It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. Dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that the Manager will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries.  Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons.  Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES.  Each Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities that do not meet the criteria for liquidity established by the Trust’s Board of Trustees.  Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business, within seven days, at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees, the Manager determines the liquidity of each Fund’s investments and, through reports from the Manager, the Board of Trustees monitors investments in illiquid instruments.  In determining the liquidity of a Fund’s investments, the Manager may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the investment).  Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days.  Also, the Manager may determine some over-the-counter options, restricted securities and loans and other direct debt instruments, and swap agreements to be illiquid.  In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith in accordance with procedures established by the Board of Trustees.  If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted securities are securities that cannot be sold to the public without registration under the 1933 Act.  Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.  The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Commission set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”).  Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws.  Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers.  Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A.  The Trustees determine the liquidity of certain restricted securities, including Rule 144A securities and foreign securities.

The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.  The Trustees have delegated to the Manager the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Trustees. The Trustees will continue to monitor and periodically review the Manager’s selection of Rule 144A securities as well as any determinations as to their liquidity.

SECURITIES LENDING.  Each Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities.  A Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities.  This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund.  During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement.  Loans will be subject to termination by the Fund or the borrower at any time.  While a Fund will not have the right to vote securities on loan, it will terminate the loan and regain the right to vote if that is considered important with respect to the investment.  A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Manager has determined are creditworthy under guidelines established by the Trustees.  Each Fund will limit its securities lending to 33 1/3% of total assets.

RISKS OF SECURITIES LENDING.  Each Fund will enter into securities lending and repurchase transactions only with nationally recognized brokers, banks, dealers or other financial institutions.  In the event of a default or bankruptcy by a seller or borrower, the Fund will promptly liquidate collateral.  However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale of collateral on a default of the seller or borrower were less than the seller’s or borrower’s obligation, the Fund could suffer a loss.

BORROWING.  Each Fund may enter into commitments to purchase securities in accordance with their investment programs, including when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of each Fund’s total assets.  Additionally, each Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of each Fund’s total assets at the time when the loan is made.

FOCUS FUND, LARGE CAP FINANCIAL FUND, SMALL CAP FINANCIAL FUND, TECHNOLOGY FUND, EQUITY AND INCOME FUND AND CORE BOND FUND

CONVERTIBLE SECURITIES.  The Funds may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks.  The Funds may invest in convertible securities that may offer higher income than the common stocks into which they are convertible.  The convertible securities in which the Funds may invest consist of bonds, notes, debentures and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.  A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party.  Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security.  If the issuer chooses to do so, this action could have an adverse effect on the Fund’s ability to achieve its investment objectives.

ASSET-BACKED SECURITIES.  Asset-backed securities include pools of mortgages, loans, receivables or other assets.  Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements.  The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

MORTGAGED-BACKED SECURITIES.  The Funds may invest in securities that directly or indirectly represent participations in, or are collateralized by, payable from, mortgage loans secured by real property (“Mortgage-Backed Securities”).

Mortgage-Backed Securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”) and government-related organizations such as Fannie Mae and Freddie Mac, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies.  Although certain Mortgage-Backed Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  If the Manager purchases a Mortgage-Backed Security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  However, though the value of a Mortgage-Backed Security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment.  For this and other reasons, a Mortgage-Backed Security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities’ return to a Fund.  In addition, regular payments received in respect of Mortgage-Backed Securities include both interest and principal.  No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue Mortgage-Backed Securities and among the securities that they issue.  Mortgage-Backed Securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates that are guaranteed as to the timely payment of principal and interest by Ginnie Mae.  This guarantee is backed by the full faith and credit of the United States.  Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.  Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-Backed Securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) that are guaranteed as to timely payment of the principal and interest by Fannie Mae.  Fannie Maes are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States.  Fannie Mae is a government-sponsored organization owned entirely by private stockholders.  Mortgage-Backed Securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Mac PC’s”).  Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.  Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac.  Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Funds may also invest in Mortgage-Backed Securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans (“CFOs” and “REMICs”) and derivative multiple-class mortgage-backed securities (“Stripped Mortgage-Backed Securities” or “SMBSs”).

Rating agencies have placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which certain of the Funds may have invested or may in the future invest), and may continue to do so in the future.  If a mortgage-related security in which the Fund is invested is placed on credit watch or downgraded, the value of the security may decline and the Fund may experience losses.

Further, the recent and unprecedented disruption in the residential mortgage-related securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-related securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate.  Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions.  The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate that secures the mortgage-related securities held by certain of the Funds.  Additionally, a lack of credit liquidity and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans.  These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities would realize in the event of a foreclosure or other exercise of remedies.  Moreover, even if such mortgage-related securities are performing as anticipated, their value in the secondary market may fall or continue to fall as a result of deterioration in general market conditions for such securities or other asset-backed or structured products.  Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in the value of such mortgage-related securities. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities.

These economic conditions may reduce the cash flow that a Fund investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities.  In addition, interest rate spreads for mortgage-backed securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions.  In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by a Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount.  Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which certain of the Funds may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities.  As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by a Fund may experience further declines after they are purchased by such Fund.

The rise in the rate of foreclosures of properties has resulted in legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures.  Actions have also been brought against issuers and underwriters of residential mortgage-backed securities collateralized by such residential mortgage loans and investors in such residential mortgage-backed securities.  Future legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities.  The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain.  Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by a Fund, and could adversely affect the yields on the mortgage-related securities owned by the Funds and could have the effect of reducing returns to the Funds that have invested in mortgage-related securities collateralized by these residential mortgage loans.

STRUCTURED SECURITIES.  Structured securities employ a trust or other similar structure to modify the maturity, price characteristics or quality of financial assets.  For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability.  If the structure does not perform as intended, adverse tax or investment consequences may result.  Neither the Internal Revenue Service (“IRS”) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities.  Future tax or other regulatory determinations could adversely affect the value, liquidity or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.  The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.

VARIABLE OR FLOATING RATE SECURITIES.  Variable or floating rate securities provide for periodic adjustments of the interest rate paid.  Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate.  Some variable or floating rate securities have put features.

SWAP AGREEMENTS.  Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.  Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.  Swap agreements can take many different forms and are known by a variety of names.  The Funds are not limited to any particular form of swap agreement if the Manager determines it is consistent with a Fund’s investment objective and policies.

 In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

 Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another.  For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.  Caps and floors have an effect similar to buying or writing options.  Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price.

 The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund.  If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.  In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.  Each Fund expects to be able to eliminate its exposure under swap agreements whether by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

 INDEXED SECURITIES.  The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.  Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.  Indexed securities may be more volatile than the underlying instruments.

STRIPPED SECURITIES.  The Funds may purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”).  These instruments are issued by banks and brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”).

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which mean that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes.  Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.  Bonds issued by the Resolution Funding Corporation (“REFCORP”) can also be stripped in this fashion.  REFCORP Strips are eligible investments for the Funds.

ZERO COUPON BONDS.  The Funds may purchase zero coupon bonds.  Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments.  The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations.  This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future.  For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, whose fluctuation increases the longer the period of maturity.  Although zero coupon bonds do not pay interest to holders prior to maturity, U.S. federal income tax law requires a Fund to recognize as interest income a portion of the bond’s discount each year and this income must then be distributed to shareholders along with other income earned by the Fund.  To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities.  In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

REAL ESTATE-RELATED INVESTMENTS.  Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings.  Real estate-related instruments are sensitive to factors such as real estate values, property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer.

Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

LOWER-RATED DEBT SECURITIES.  The Funds may purchase lower-rated debt securities, commonly referred to as “junk bonds” (those rated below the fourth highest grade by a nationally recognized statistical ratings organization (“NRSRO”) and non-rated securities judged by the Manager to be of equivalent quality), that have poor protection with respect to the payment of interest and repayment of principal, or that may be in default.  These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay.  The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold.  If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services.  Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available.  Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund’s ability to sell these securities.

Since the risk of default is higher for lower-rated debt securities, the Manager’s research and credit analysis are an especially important part of managing securities of this type held by the Funds.  In considering investments for the Funds, the Manager will attempt to identify those issuers of high-yielding debt securities whose financial condition are adequate to meet future obligations, have improved, or is expected to improve in the future.  The analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its right as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund’s shareholders.

LOANS AND OTHER DEBT INSTRUMENTS.  Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party.  They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties.  Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Funds in the event of fraud or misrepresentation.  In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary.  Direct debt instruments may also include standby financing commitments that obligate the Funds to supply additional cash to the borrower on demand.

FOREIGN CURRENCY TRANSACTIONS.  Each Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.  A Fund will convert currencies on a spot basis from time to time, and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.  Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each Fund may use currency forward contracts for any purpose consistent with its investment objective.  The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.  The Funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to “lock in” the U.S. Dollar price of the security.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. Dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received.  This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.”  The Funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Manager.

The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency.  For example, if a Fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. Dollars to hedge against possible declines in the Euro’s value.  Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.  A Fund could also hedge the position by selling another currency expected to perform similarly to the Euro.  This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. Dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another.  This may include shifting exposure from U.S. Dollars to a foreign currency, or from one foreign currency to another foreign currency.  For example, if a Fund held investments denominated in Euro, the Fund could enter into forward contracts to sell Euro and purchase Japanese Yen.  This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another.  Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Commission guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts.  As required by Commission guidelines, the Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative.  The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on the Manager’s skill in analyzing and predicting currency values.  Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as anticipated.  For example, if a currency’s value rose at a time when the Manager had hedged a Fund by selling that currency in exchange for U.S. Dollars, the Fund would be unable to participate in the currency’s appreciation.  If a Fund hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem.  Similarly, if the Manager increases a Fund’s exposure to a foreign currency, and that currency’s value declines, the Fund will realize a loss. There is no assurance that the use of currency management strategies will be advantageous to a Fund or that it will hedge at an appropriate time.

FUTURES CONTRACTS.  The Funds may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for bona fide hedging purposes.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price.  A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck.  Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out an open futures position is done by taking an opposite position (“buying” a contract that has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position.  A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.  The acquisition of put and call options on futures contracts will, respectively, give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or U.S. Government securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date.  Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums.  Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  A Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek, through the sale of futures, contracts to offset a decline in the value of its portfolio securities.  When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

 A Fund’s ability to effectively utilize futures trading depends on several factors.  First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS.  A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.  Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Funds, the Funds are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission.  Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).  However, segregation of assets is not required if a Fund “covers” a long position.  For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.  In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it “covers” these positions.  For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract.  A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established.  When a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract.  A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Code’s requirements for qualification as a registered investment company and the Fund’s intention to qualify as such.

RISK FACTORS IN FUTURES TRANSACTIONS.  Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them.  A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing.  Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions.  A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.  However, because the futures strategies engaged in by a Fund are only for hedging purposes, it is expected that the Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by a Fund involves the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged.  It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities.  There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

OPTIONS.  The Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices.

COVERED CALL OPTIONS.  A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone.  Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date.  A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option.  The Fund retains the risk of loss should the price of such securities decline.  If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security.  If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction.  A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise.  Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security.  Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

COVERED PUT OPTIONS.  A Fund may write covered put options in order to enhance its current return.  Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase.  A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.  A put option is “covered” if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option.  By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A Fund may terminate a put option that it has written before it expires by a closing purchase transaction.  Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

PURCHASING PUT AND CALL OPTIONS.  A Fund may also purchase put options to protect portfolio holdings against a decline in market value.  This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price.  In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay.  These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy.  Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price.  In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.  These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also purchase put and call options to attempt to enhance its current return.

OPTIONS ON FOREIGN SECURITIES.  The Funds may purchase and sell options on foreign securities if the Manager believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund’s investment objectives.  It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities.  However, position limits and other rules of foreign exchanges may differ from those in the U.S.  In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

RISKS INVOLVED IN THE SALE OF OPTIONS.  Options transactions involve certain risks, including the risks that the Manager will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.  The successful use of these strategies depends on the ability of the Manager to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position.  As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Manager believes it is inadvisable to do so.

 Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund’s use of options.  The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert.  It is possible that the Trust and other clients of the Manager may be considered such a group.  These position limits may restrict the Funds’ ability to purchase or sell options on particular securities.

Options that are not traded on national securities exchanges may be closed out only with the other party to the option transaction.  For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a “regulated investment company” under the Code, may also restrict the Funds’ use of options.

SPECIAL EXPIRATION PRICE OPTIONS.  The Funds may purchase OTC puts and calls with respect to specified securities (“special expiration price options”) pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that the Manager believes will increase or decrease in value generally as a group.  In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option.  Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium.  However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless.  A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised.  Brokerage commissions and other transaction costs will reduce a Fund’s profits if the special expiration price options are exercised.  A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

LEAPS.  The Focus Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities (“LEAPs”).  LEAPs provide a holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount.  The Focus Fund will not purchase these options with respect to more than 25% of the value of its net assets.

 LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities.  A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price.  However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.

SHORT SALES.  Each Fund may seek to hedge investments or realize additional gains through the use of short sales.  Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.  A Fund also will incur transaction costs in effecting short sales.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund's short position.  Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with other liquid assets.  The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract, due to, for instance, its insolvency or bankruptcy. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

INVESTMENT COMPANY SECURITIES.  The Funds may invest in other investment companies to the extent permitted by the 1940 Act, other applicable law or SEC exemption.  Investment companies include other open-end investment companies, closed-end investment companies, unit investment trusts, and ETFs, which may be organized as either open-end investment companies or unit investment trusts, all of which are professionally managed portfolios.  As a shareholder of another investment company, a Fund would bear along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that the Funds incur directly in connection with their own operations. Shareholders would also be exposed to the risks associated not only to the investments of the Fund but also to the portfolio investments of the underlying investment companies.  Certain types of investment companies, such as closed end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value.  Others are continuously offered at net asset value but also may be traded in the secondary market.

WHEN-ISSUED SECURITIES.  Each Fund may purchase securities on a when-issued or delayed delivery basis.  These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time.  When a Fund agrees to purchase securities on a when-issued basis, the Fund’s custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund’s commitment.  Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt.  A Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage.  In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

RIGHTS AND WARRANTS.  The Hennessy Technology Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  Subscription rights normally have a short life span to expiration.  The purchase of warrants involves the risk that the Technology Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

DISCUSSION OF INDEX METHODOLOGY – GAS UTILITY INDEX FUND

The American Gas Association Stock Index (the “Index”) is comprised of the common stock of approximately 63 publicly traded companies whose securities are traded on a United States stock exchange

(exclusive of treasury stock), and are members of the American Gas Association (“AGA”).  While securities in such companies will be domestic U. S. securities, they may include foreign securities, such as ADRs, EDRs or GDRs.  These companies are engaged in the distribution or transmission of natural gas.  The actual computations required to produce the Index are performed by AUS Consultants Utility Services (“AUS”) for AGA pursuant to a contractual agreement between AGA and AUS.  AGA has ultimate responsibility to ensure that AUS’s calculations are performed according to its Administrative Services Agreement with the Fund.

The Index is computed by multiplying the number of outstanding shares of common stock of each AGA member company by the closing market price per share at the Index date.  This product then is multiplied by the percentage of each company’s assets devoted to natural gas distribution and transmission.  This process, completed at least annually, is done to recognize the natural gas component of the company’s asset base.  The result is each company’s “gas market capitalization value.”  The sum of all the companies’ “gas market capitalization values” is totaled.  This summation results in a base number called the “industry’s gas market capitalization value.”  Each company’s stock percentage within the Index is determined by dividing the company’s “gas market capitalization value” by the “industry’s gas market capitalization value.”  The “gas market capitalization value” for each company will be recalculated at least quarterly.  In computing the Index, individual stocks will be limited to no more than 5% of the Index. Therefore in calculating the Index, any representation in the Index exceeding 5% will be reallocated.  The Manager seeks to purchase sufficient shares of each company’s stock such that its proportion of the Fund’s assets will substantially equal that stock’s proportion of the Index.  The Manager will monitor the Fund’s securities holdings so that those holdings reflect the composition of the Index.  As market conditions dictate, and as significant shareholder purchases and redemptions occur, the Manager will buy or sell stocks to maintain holdings of each stock to reflect proper weightings within the Index.  In both rising and falling markets, the Fund attempts to achieve a monthly correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  For the fiscal year ended October 31, 2013, the Gas Utility Index Fund achieved a 99.9% correlation.  Since the Index weightings change in very small amounts during the trading day, continual small adjustments would be needed to track the Index exactly.  Furthermore, purchases and sales of every stock within the Index would be necessary as contributions and redemptions to the Fund are made.  To minimize brokerage and transaction expenses, the Manager will make adjustments to the Fund in accordance with the following methodology.  Comparison of the actual composition of the Fund to the theoretical target will be made daily.  Generally, adjustments to the holdings of any single stock will be made at least weekly whenever the actual proportion of that stock in the Fund varies by more than 0.5% of the weighting of that stock in the Index.  The percentage of each stock holding is based on the Fund’s net asset value.  For example, if Stock A represented 3% of the total weighting in the Index at the close of business, adjustments to the holdings of Stock A will be made if the value of Stock A is greater than 3.5% or less than 2.5% of the net assets.  Adjustments may be made at other times even though these tolerances are not exceeded if the adjustment can be made without incurring, in the Manager’s view, unreasonable transaction expenses.

TRUSTEES AND OFFICERS

MANAGEMENT INFORMATION

The business and affairs of the Funds are managed by their Officers under the direction of the Board of Trustees.  The name, age (as of January 31, 2014), address, principal occupation(s) during the past five years, and other information with respect to each of the Trustees and Officers of the Funds are set forth below.  The following funds are the only funds in the fund complex, each of which is organized as a separate investment portfolio or series of HFT: the Cornerstone Growth Fund, the Focus Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Large Value Fund, the Total Return Fund, the Equity and Income Fund, the Balanced Fund, the Core Bond Fund, the Gas Utility Index Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, the Technology Fund, the Japan Fund, and the Japan Small Cap Fund.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past Five Years) Held by Trustee

Disinterested Trustees (as defined below)

J. Dennis DeSousa Age: 77 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since January 1996 for the Funds (or Predecessor Funds)	Mr. DeSousa is a real estate investor.	16	None.
Robert T. Doyle Age: 66 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since January 1996 for the Funds (or Predecessor Funds)	Mr. Doyle has been the Sheriff of Marin County, California since 1996.	16	None.
Gerald P. Richardson Age: 68 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since May 2004 for the Funds (or Predecessor Funds)	Mr. Richardson is an independent consultant in the securities industry.	16	None.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past Five Years) Held by Trustee

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy(1) Age: 58 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee, President and Chairman of the Board	Trustee: Indefinite, until successor elected Served since January 1996 for the Funds (or Predecessor Funds) Officer: 1 year term Served since June 2008 for the Funds (or Predecessor Funds)	Mr. Hennessy has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 1989. He currently serves as President, Chairman, CEO, Portfolio Manager and CIO of Hennessy Advisors, Inc.	16	Director of Hennessy Advisors, Inc.
Jennifer Cheskiewicz(1) Age: 36 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Senior Vice President and Chief Compliance Officer	1 year term Served since June 2013 for the Funds (or Predecessor Funds)
Ms. Cheskiewicz has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since June 2013.

She previously served as in-house counsel to Carlson Capital, L.P., an SEC-registered investment advisor to several private funds from February 2010 to May 2013.
Prior to that, she was an attorney with Gibson, Dunn & Crutcher LLP from September 2005 through February 2010.   She currently serves as General Counsel of
Hennessy Advisors, Inc.
				N/A	N/A

_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Funds.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Persons

Teresa M. Nilsen(1) Age: 47 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Executive Vice President and Treasurer	1 year term Served since January 1996 for the Funds (or Predecessor Funds)
Ms. Nilsen has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 1989.  She currently serves as Executive Vice President, Chief Operations Officer, Chief Financial Officer, and Secretary of Hennessy Advisors, Inc.
				N/A	N/A
Daniel B. Steadman(1) Age: 57 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Executive Vice President and Secretary	1 year term Served since March 2000 for the Funds (or Predecessor Funds)
Mr. Steadman has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2000.  He currently serves as Executive Vice President and Chief Compliance Officer of Hennessy Advisors, Inc.
				N/A	N/A
Brian Carlson(1) Age: 41 c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Senior Vice President and Head of Distribution	1 year term Served since December 2013 for the Funds (or Predecessor Funds)
Mr. Carlson has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since December 2013.

Mr. Carlson was previously a co-founder and principal of Trivium Consultants, LLC from February 2011 through November 2013.  Prior to that, he was the Senior
Managing Director of NRP Financial, Inc. from August 2007 through February 2011.
				N/A	N/A

_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Funds.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Persons

David Ellison(1) Age: 55 Address: 100 Federal Street 29th Floor Boston, MA 02110	Senior Vice President	1 year term Served since October 2012 for the Funds (or Predecessor Funds)
Mr. Ellison has served as Portfolio Manager of the Large Cap Financial Fund, the Small Cap Financial Fund, and the Technology Fund since inception.

Mr. Ellison previously served as Director, CIO and President of FBR Advisers, Inc. from December 1999 to October 2012.

				N/A	N/A
Brian Peery(1) Age: 44 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Co-Portfolio Manager and Vice President	1 year term Served since March 2003 as Vice President for the Funds (or Predecessor Funds) Served since February 2011 as Co-Portfolio Manager for the Funds (or Predecessor Funds)	Mr. Peery has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2002.	N/A	N/A
Winsor (Skip) Aylesworth(1) Age: 66 Address: 100 Federal Street 29th Floor Boston, MA 02110	Vice President and Portfolio Manager	1 year term Served since October 2012 for the Funds (or Predecessor Funds)
Mr. Aylesworth has been Portfolio Manager of the Gas Utility Index Fund since 2001 and Portfolio Manager of the Technology Fund since inception.

Mr. Aylesworth previously served as Executive Vice President of The FBR Funds from 1998 to October 2012.
				N/A	N/A

_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Funds.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past Five Years) Held by Trustee

Interested Persons

Ryan Kelley(1) Age: 41 Address: c/o Hennessy Advisors, Inc. 100 Federal Street 29th Floor Boston, MA 02110	Vice President and Co-Portfolio Manager	1 year term Served since March 2013 for the Funds (or Predecessor Funds)
Mr. Kelley has been Co-Portfolio Manager of the Hennessy Gas Utility Index Fund (formerly the FBR Gas Utility Index Fund), Hennessy Small Cap Financial Fund (formerly the FBR Small Cap Financial Fund), and the Hennessy Large Cap Financial Fund (formerly the FBR Large Cap Financial Fund) since March 2013.  Prior to that, he was a Portfolio Analyst of the Hennessy Funds.

Mr. Kelley previously served as Portfolio Manager of the FBR Funds from January 2008 to October 2012.
				N/A	N/A

_______________
(1)	All Officers of the Hennessy Companies and employees of the Manager are Interested Persons of the Fund.

Pursuant to the terms of the Management Agreements (as defined below) with HFT, the Manager, on behalf of the Funds, pays the compensation of all Officers (other than a portion of the salaries of the Funds’ compliance officers) and Trustees who are affiliated persons of the Manager.

TRUSTEE QUALIFICATIONS

Neil J. Hennessy has been a Trustee and portfolio manager of the Hennessy Funds for many years.  His experience and skills as a portfolio manager, as well as his familiarity with the investment strategies utilized by the Manager and with the Cornerstone Series of the Hennessy Funds’ portfolios, led to the conclusion that he should serve as a Trustee.  J. Dennis DeSousa’s experience as a real estate investor has honed his understanding of financial statements and the issues that confront businesses, and his diligent and thoughtful service as a director of the Hennessy Funds for over 18 years has provided him with a solid understanding of the mutual fund industry.  Serving as a sheriff, Robert T. Doyle, has honed his organizational and problem solving skills, making him a valuable resource when addressing issues that confront the Hennessy Funds.  Further, Mr. Doyle’s diligent and thoughtful service as a Trustee of the Hennessy Funds for over 18 years has provided him with a detailed understanding of the mutual fund industry.  As the chief executive officer of a company, Gerald P. Richardson gained familiarity with financial statements and developed a deep understanding of the demands of operating a business and addressing the issues that confront businesses.  Further, Mr. Richardson’s experience in the securities industry as a consultant makes him a valuable resource to the Board of Trustees.  Each of Messrs. DeSousa, Doyle and Richardson takes a conservative and thoughtful approach to addressing issues facing the Hennessy Funds.  The combination of skills and attributes discussed above led to the conclusion that each of Messrs. DeSousa, Doyle, and Richardson should serve as a Trustee.

BOARD LEADERSHIP STRUCTURE

The Board of Trustees has general oversight responsibility with respect to the operation of the Hennessy Funds.  The Board of Trustees has engaged the Manager to manage the Hennessy Funds and is responsible for overseeing the Manager and other service providers to the Hennessy Funds in accordance with the provisions of the 1940 Act and other applicable laws.  The Board of Trustees has established an Audit Committee to assist the Board in performing its oversight responsibilities.

Neil J. Hennessy serves as the Chairman of the Board of Trustees.  The Hennessy Funds do not have a lead disinterested Trustee.  The small size of the Board of Trustees, consisting of one interested Trustee and three disinterested Trustees, facilitates open discussion and significant involvement by all of the Trustees without the need for a lead disinterested Trustee.  Mr. Hennessy’s in-depth knowledge of the Hennessy Funds and their operations enables him to effectively set board agendas and ensure appropriate processes and relationships are established with both the Manager and the Board of Trustees, while the business acumen of Messrs. DeSousa, Doyle and Richardson, and long experience in the mutual fund industry serving as Trustees of the Hennessy Funds, enables them to effectively and accurately assess the information being provided to the Board of Trustees to ensure that they are appropriately fulfilling their fiduciary duties to the Hennessy Funds and their shareholders.  In light of these factors, the Hennessy Funds have determined that their leadership structure is appropriate.

BOARD OVERSIGHT OF RISK

The Board of Trustees performs a risk oversight function for the Hennessy Funds directly through its oversight role and indirectly through the Audit Committee, officers of the Hennessy Funds, and service providers to the Hennessy Funds.  To effectively perform its risk oversight function, the Board of Trustees performs the following activities, among other things: receives and reviews reports related to the performance and operations of the Hennessy Funds; reviews and approves, as applicable, the compliance policies and procedures of the Hennessy Funds; approves the Hennessy Funds’ principal investment policies; meets with representatives of various service providers, including the Manager and the independent registered public accounting firm of the Hennessy Funds, to review and discuss the activities of the Hennessy Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Hennessy Funds who oversees the implementation and testing of the Hennessy Funds’ compliance program and reports to the Board of Trustees regarding compliance matters for the Hennessy Funds and their service providers.

The Hennessy Funds have an Audit Committee, which is discussed below.  The Audit Committee plays a significant role in the risk oversight of the Hennessy Funds as they meet annually with the auditors of the Hennessy Funds and regularly with the Hennessy Funds’ chief compliance officer to discuss, among other things, financial risk, including internal controls over financial reporting.

BOARD COMMITTEES

The Board of Trustees has an Audit Committee whose members are Messrs. DeSousa, Doyle (Chairman) and Richardson.  The primary functions of the Audit Committee are to recommend to the Board of Trustees the independent registered public accounting firm to be retained to perform the annual audit, to review the results of the audit, to review the Funds’ internal controls and to review certain other matters relating to the Funds’ independent registered public accounting firm and financial records.  The Audit Committee met twice during the fiscal year ended October 31, 2013.

In overseeing the independent registered public accounting firm (the “Auditor”), the Audit Committee: (1) reviews the Auditor’s independence from the Funds and management, and from the Adviser; (2) reviews periodically the level of fees approved for payment to the Auditor and the pre-approved non-audit services it has provided to the Funds to ensure their compatibility with the Auditor’s independence; (3) reviews the Auditor’s performance, qualifications and quality control procedures; (4) reviews the scope of and overall plans for the annual audit; (5) reviews the Auditor’s performance, qualifications and quality control procedures; (6) consults with management and the Auditors with respect to the Funds’ processes for risk assessment and risk management; (7) reviews with management the scope and effectiveness of the Funds’ disclosure controls and procedures, including for purposes of evaluating the accuracy and fair presentation of the company’s financial statements in connection with certifications made by the chief executive officer and chief financial officer; and (8) reviews significant legal developments and the Funds’ processes for monitoring compliance with law as it relates to the financial statements and related disclosure.

BOARD AND OTHER INTERESTED PERSONS COMPENSATION

The Funds pay Trustees who are not interested persons of the Funds (each, a “Disinterested Trustee”) fees for serving as Trustees.  Prior to February 28, 2014, the Disinterested Trustees received the following fees for service as a Trustee: HMFI paid each Disinterested Trustee a $750 fee per series of HMFI for each meeting of the Board of Trustees attended; HFT paid each Disinterested Trustee a $750 fee per series of HFT for each meeting of the Board of Trustees attended; HFI paid each Disinterested Trustee a $1,000 fee for each meeting of the Board of Trustees attended, of which the predecessor funds to the Total Return Fund and the Balanced Fund each paid one-half; and HSFT paid each Disinterested Trustee a $750 fee per series of HSFT for each meeting of the Board of Trustees attended.  After February 28, 2014, HFT pays each Disinterested Trustee an $11,500 fee for each meeting of the Board of Trustees attended, of which each of the Total Return Fund and the Balanced Fund pays $500 and each of the other Funds pays $750.  The Funds may also reimburse Trustees for travel expenses incurred in order to attend meetings of the Board of Trustees.

The table below sets forth the compensation paid by HMFI to each of the current Directors of HMFI for services as directors, and officers or affiliated persons who received aggregate compensation from the Funds exceeding $60,000, for the fiscal year ended October 31, 2013:

Name of Person	Aggregate Compensation from HMFI	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HMFI and Fund Complex (1) Paid to Directors

Disinterested Trustees

J. Dennis DeSousa	$11,250	$0	$0	$57,500

Robert T. Doyle	$11,250	$0	$0	$57,500

Gerald P. Richardson	$11,250	$0	$0	$57,500

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$0	$0	$0	$0

Jennifer Cheskiewicz	$15,675(2)	$0	$0	$83,599(3)

Joe Fahy, Jr.	$21,985(4)	$0	$0	$117,252(5)

(1)	The Hennessy Funds are the only funds in the fund complex.
(2) This amount includes $14,063 in salary and $1,612 in benefits (health and life insurance premiums and payroll expenses).
(3) This amount includes $75,000 in salary and $8,599 in benefits (health and life insurance premiums and payroll expenses).
(4) This amount includes $16,443 in salary and $5,542 in benefits (health and life insurance premiums and payroll expenses).
(5) This amount includes $87,696 in salary and $29,556 in benefits (health and life insurance premiums and payroll expenses).

The table below sets forth the compensation paid by HFT to each of the current Trustees of HFT for services as Trustees, and officers or affiliated persons who received aggregate compensation from the Funds exceeding $60,000, for the twelve months ended October 31, 2013:

Name of Person	Aggregate Compensation from HFT	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFT and Fund Complex (1) Paid to Trustees

Disinterested Trustees

J. Dennis DeSousa	$33,750	$0	$0	$57,500

Robert T. Doyle	$33,750	$0	$0	$57,500

Gerald P. Richardson	$33,750	$0	$0	$57,500

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$0	$0	$0	$0

Jennifer Cheskiewicz	$47,024(2)	$0	$0	$83,599(3)

Joe Fahy, Jr.	$65,954(4)	$0	$0	$117,252(5)

(1)	The Hennessy Funds are the only funds in the fund complex.
(2) This amount includes $42,188 in salary and $4,836 in benefits (health and life insurance premiums and payroll expenses).
(3) This amount includes $75,000 in salary and $8,599 in benefits (health and life insurance premiums and payroll expenses).
(4) This amount includes $49,329 in salary and $16,625 in benefits (health and life insurance premiums and payroll expenses).
(5) This amount includes $87,696 in salary and $29,556 in benefits (health and life insurance premiums and payroll expenses).

The table below sets forth the compensation paid by HSFT to each of the current Trustees of HSFT for services as Trustees, and officers or affiliated persons who received aggregate compensation from the Funds exceeding $60,000, for the twelve months ended October 31, 2013:

Name of Person	Aggregate Compensation from HSFT	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HSFT and Fund Complex (1) Paid to Trustees

Disinterested Trustees

J. Dennis DeSousa	$7,500	$0	$0	$57,500

Robert T. Doyle	$7,500	$0	$0	$57,500

Gerald P. Richardson	$7,500	$0	$0	$57,500

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$0	$0	$0	$0

Jennifer Cheskiewicz	$10,450(2)	$0	$0	$83,599(3)

Joe Fahy, Jr.	$14,656(4)	$0	$0	$117,252(5)

(1)	The Hennessy Funds are the only funds in the fund complex.
(2) This amount includes $9,375 in salary and $1,075 in benefits (health and life insurance premiums and payroll expenses).
(3) This amount includes $75,000 in salary and $8,599 in benefits (health and life insurance premiums and payroll expenses).
(4) This amount includes $10,962 in salary and $3,694 in benefits (health and life insurance premiums and payroll expenses).
(5) This amount includes $87,696 in salary and $29,556 in benefits (health and life insurance premiums and payroll expenses).

The table below sets forth the compensation paid by HFI to each of the current Directors of HFI for services as directors, and officers or affiliated persons who received aggregate compensation from the Funds exceeding $60,000, for the fiscal year ended October 31, 2013:

Name of Person	Aggregate Compensation from HFI	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFI and Fund Complex (1) Paid to Directors

Disinterested Trustees

J. Dennis DeSousa	$5,000	$0	$0	$57,500

Robert T. Doyle	$5,000	$0	$0	$57,500

Gerald P. Richardson	$5,000	$0	$0	$57,500

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$0	$0	$0	$0

Jennifer Cheskiewicz	$10,450(2)	$0	$0	$83,599(3)

Joe Fahy, Jr.	$14,656(4)	$0	$0	$117,252(5)

(1)	The Hennessy Funds are the only funds in the fund complex.
(2) This amount includes $9,375 in salary and $1,075 in benefits (health and life insurance premiums and payroll expenses).
(3) This amount includes $75,000 in salary and $8,599 in benefits (health and life insurance premiums and payroll expenses).
(4) This amount includes $10,962 in salary and $3,694 in benefits (health and life insurance premiums and payroll expenses).
(5) This amount includes $87,696 in salary and $29,556 in benefits (health and life insurance premiums and payroll expenses).

The table below sets forth the compensation estimated to be paid to HFT to each of the current Trustees of HFT for services as Trustees, and officers or affiliated persons who are expected to receive aggregate compensation from the Funds of more than $60,000, for the 12 months ending October 31, 2014:

Name of Person	Aggregate Compensation from HFT	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFT and Fund Complex (1) Paid to Trustees

Disinterested Trustees

J. Dennis DeSousa	$27,000	$0	$0	$46,000

Robert T. Doyle	$27,000	$0	$0	$46,000

Gerald P. Richardson	$27,000	$0	$0	$46,000

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$0	$0	$0	$0

Jennifer Cheskiewicz	$190,419(2)	$0	$0	$222,930(3)

Joe Fahy, Jr.	$103,233(4)	$0	$0	$120,858(5)

(1)	The Hennessy Funds are the only funds in the fund complex.
(2) This amount includes $170,833 in salary and $19,586 in benefits (health and life insurance premiums and payroll expenses).
(3) This amount includes $200,00 in salary and $22,930 in benefits (health and life insurance premiums and payroll expenses).
(4) This amount includes $76,875 in salary and $26,358 in benefits (health and life insurance premiums and payroll expenses).
(5) This amount includes $90,000 in salary and $30,858 in benefits (health and life insurance premiums and payroll expenses).

Because the Manager and the Administrator perform substantially all of the services necessary for the operation of the Funds, the Funds require no employees.  No officer, director or employee of the Manager or the Administrator receives any compensation from the Funds for acting as a Trustee or Officer (other than the Funds’ compliance officers).

ADVISORY BOARD

The Board of Trustees of HFT has established an advisory board (the “Advisory Board”) whose members each previously served as the Independent Trustees of the Predecessor FBR Funds.  Information regarding the members of the Advisory Board is set forth below.  The members of the Advisory Board will serve in that capacity for a two-year period commencing on October 26, 2012.  The Advisory Board provides guidance to the Board of Trustees as to investments of the successor funds to the Predecessor FBR Funds, as well as the following three other funds that are also advised by the Manager – the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, and the Cornerstone Large Growth Fund – but does not determine whether any security or any other investment should be purchased or sold.

As compensation for their service, the members of the Advisory Board each receive $25,000 annually, but the Funds do not pay any portion of this compensation or provide any other benefits to the Advisory Board members.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past Five Years) Held by Trustee

Michael A. Willner Age: 57 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	CEO AlphaGrip, Inc. since 2001.	10	None.
Charles O. Heller Age: 78 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	President, Annapolis Capital Group, since 2005 and Athlone Global Security (venture capital firm) from 2006-2008.	10	None.
David B. Adcock Age: 62 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	Consultant, since 2006; General Counsel, Duke University and Duke University Health System 1982-2006.	10	The Victory Portfolios (16 portfolios); The Victory Institutional Funds (one portfolio); The Victory Variable Insurance Funds (one portfolio).
William E. Cole, Jr. Age: 64 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	Retired, 2006. Partner, Ernst & Young LLP, 1972 -2006.	10	None.

The following tables set forth the dollar range of equity securities beneficially owned by each Advisory Board member in the Predecessor Growth Fund, the Predecessor Mid Cap 30 Fund, the Cornerstone Large Growth Fund, and the Predecessor FBR Funds as of December 31, 2013:

Name of Advisory Board Member	Dollar Range of Equity Securities in the Predecessor Growth Fund	Dollar Range of Equity Securities in the Focus Fund	Dollar Range of Equity Securities in the Predecessor Mid Cap 30 Fund	Dollar Range of Equity Securities in the Cornerstone Large Growth Fund

Michael A. Willner	None	None	None	None

Charles O. Heller	None	None	None	None

David B. Adcock	None	None	None	None

William E. Cole, Jr.	None	None	None	None

Name of Advisory Board Member	Dollar Range of Equity Securities in the Small Cap Financial Fund	Dollar Range of Equity Securities in the Large Cap Financial Fund	Dollar Range of Equity Securities in the Technology Fund	Dollar Range of Equity Securities in the Gas Utility Index Fund

Michael A. Willner	None	None	None	None

Charles O. Heller	None	None	None	None

David B. Adcock	None	None	None	None

William E. Cole, Jr.	None	None	None	None

Name of Advisory Board Member	Dollar Range of Equity Securities in the Equity and Income Fund	Dollar Range of Equity Securities in the Core Bond Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)

Michael A. Willner	None	None		None

Charles O. Heller	None	None		None

David B. Adcock	None	None		None

William E. Cole, Jr.	None	None		None

(1)	The Hennessy Funds are the only funds in the fund complex.

None of the Advisory Board members, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

As of January 31, 2014, the Officers, Trustees, and Advisory Board members of the Hennessy Funds as a group (10 persons) owned an aggregate of less than 1% of the outstanding Investor Class shares of each Fund, except for the Hennessy Technology Fund (1.7%), and less than 1% of the outstanding Institutional Class shares of each Fund, except for the Hennessy Cornerstone Value Fund (2.8%), the Hennessy Cornerstone Large Growth Fund (2.0%), the Hennessy Large Value Fund (15.7%), the Hennessy Core Bond Fund (1.2%) and the Hennessy Technology Fund (4.0%).

No person is deemed to “control” any of the Funds, as that term is defined in the 1940 Act, because no Fund knows of any person who owns beneficially or through controlled companies more than 25% of a Fund’s shares or who acknowledges the existence of control.  The Funds do not control any person.

As of January 31, 2014, the following shareholders owned more than 5% of the outstanding voting securities of the Funds.  These holders are referred to as principal shareholders.  The reorganization of the Predecessor Funds did not result in an ownership change between any Predecessor Fund and its corresponding successor Fund.  The ownership for each Predecessor Fund, as of January 31, 2014, is set forth below in lieu of the ownership for each corresponding successor Fund.

Predecessor Growth Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	4,599,018	34.06%

National Financial Services LLC * Attn: Mutual Funds Dept. 5th FL Jersey City, NJ 07310-2010	2,125,581	15.74%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	769,483	5.70%

*           Owned of record.

Predecessor Growth Fund – Institutional Class	Shares	Percentage

First Clearing LLC * Saint Louis, MO 63103-2523	242,346	15.79%

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	223,669	14.57%

National Financial Services Corp. * For the Benefit of our Customers Jersey City, NJ 07310-2010	177,306	11.55%

Pershing LLC * P.O. Box 2052 Jersey City, NJ 07303-2052	98,768	6.43%

*           Owned of record.

Focus Fund – Investor Class	Shares	Percentage

National Financial Services LLC * For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 5th FL Jersey City, NJ 07310-2010	7,601,427	40.62%

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	5,437,287	29.05%

Pershing LLC * For Benefit of its Customers Jersey City, NJ 07399-0002	1,088,972	5.82%

*           Owned of record.

Focus Fund – Institutional Class	Shares	Percentage

First Clearing LLC * For Benefit of its Customers Saint Louis, MO 63103	735,542	21.76%

Merrill Lynch Pierce Fenner & Smith, Inc. * For the Sole Benefit of its Customers Jacksonville, FL 32246-6484	504,963	14.94%

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers San Francisco, CA 94105-1905	466,715	13.81%

National Financial Services LLC * For Exclusive Benefit of our Customers Jersey City, NJ 07310-2010	423,351	12.52%

Trukan & Co. * P.O. Box 3699 Wichita, KS 67201-3699	178,658	5.28%

Strafe & Co. * For Benefit of Stephen A. Schwarzman P.O. Box 6924 Newark, DE 19714-6924	174,658	5.17%

*           Owned of record.

Predecessor Mid Cap 30 Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of Customers San Francisco, CA 94105-1905	3,026,893	31.38%

National Financial Services LLC * For the Exclusive Benefit of our Customers New York, NY 10281-1003	2,132,359	22.11%

UBS WM USA * 1000 Harbor Blvd 5th Floor Weehawken, NJ 07086-6761	682,915	7.08%

Morgan Stanley Smith Barney Plaza 2 3rd Floor Jersey City, NJ 07311	502,805	5.21%

*           Owned of record.

Predecessor Mid Cap 30 Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers San Francisco, CA 94105-1905	1,376,149	45.88%

National Financial Services Corp. * For the Benefit of our Customers Jersey City, NJ 07310-2010	546,652	18.24%

First Clearing LLC * For Benefit of its Customers Saint Louis, MO 63103-2523	364,322	12.15%

*           Owned of record.

Cornerstone Large Growth Fund –Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Customers San Francisco, CA 94105-1905	391,979	5.76%

*           Owned of record.

Cornerstone Large Growth Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers San Francisco, CA 94105-1905	188,380	15.73%

Armed Forces Benefit Assoc * 909 N. Washington St. Alexandria, VA 22314-1555	183,319	15.30%

National Financial Services Corp. * For the Benefit of our Customers Jersey City, NJ 07310-2010	164,992	13.77%

*           Owned of record.

Predecessor Value Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers San Francisco, CA 94105-1905	886,235	10.81%

National Financial Services Corp. * For the Benefit of our Customers Jersey City, NJ 07310-2010	654,022	7.98%

*           Owned of record.

Predecessor Value Fund – Institutional Class	Shares	Percentage

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	44,483	24.19%

Eastport Health Care, Inc. * P.O. Box H Eastport, ME 04631-0909	26,835	14.59%

Kishor Nathmal Jain Custody * Sendeep Kishor Jain Frankfort, IL 60423-1058	26,834	14.59%

National Financial Services Corp. * For the Benefit of our Customers Jersey City, NJ 07310-2010	23,606	12.84%

Thomas F. Smith and Killian M. Smith JTWROS * Decatur, GA 30034-4408	19,280	10.49%

First Clearing LLC * For the Benefit of its Customers Saint Louis, MO 63103-2523	17,890	9.73%

Merrill Lynch Pierce Fenner & Smith, Inc. * For the Sole Benefit of its Customers Jacksonville, FL 32246-6484	9,734	5.29%

*           Owned of record.

Large Value Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Customers San Francisco, CA 94105-1905	760,192	16.49%

National Financial Services Corp. * For Exclusive Benefit of Customers Jersey City, NJ 07310-2010	345,271	7.49%

*           Owned of record.

Large Value Fund – Institutional Class	Shares	Percentage

First Clearing LLC * For Benefit of its Customers Saint Louis, MO 63103-2523	8,896	79.69%

Hennessy Advisors, Inc. * FBO Neil J. Hennessy Novato, CA 94945-3272	851	7.62%

*           Owned of record.

Predecessor Total Return Fund – Investor Class	Shares	Percentage

National Financial Services Corp. * For the Benefit of our Customers Jersey City, NJ 07310-2010	1,045,411	17.04%

Charles Schwab & Co., Inc. * Special Custody Acct for Customers San Francisco, CA 94105-1905	633,690	10.33%

*           Owned of record.

Equity and Income Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of our Customers San Francisco, CA 94105-1905	6,015,351	40.29%

National Financial Services LLC * For the Exclusive Benefit of our Customers Jersey City, NJ 07310-2010	3,425,095	22.94%

UBS WM USA * 1000 Harbor Blvd 5th Floor Weehawken, NJ 07086-6761	1,334,115	8.94%

*           Owned of record.

Equity and Income Fund –Institutional Class	Shares	Percentage

Merrill Lynch Pierce Fenner & Smith, Inc. * For the Sole Benefit of its Customers Jacksonville, FL 32246-6484	1,547,628	25.40%

LPL Financial * For the Benefit of its Customers San Diego, CA 92121-1968	1,131,414	18.57%

First Clearing LLC * For Benefit of its Customers Saint Louis, MO 63103-2523	888,838	14.59%

National Financial Services LLC * For the Exclusive Benefit of our Customers Jersey City, NJ 07310-2010	786,850	12.92%

Pershing LLC * P.O. Box 2052 Jersey City, NJ 07303-2052	586,414	9.63%

*           Owned of record.

Predecessor Balanced Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Customers San Francisco, CA 94104-4151	206,527	21.73%

Lovi Family Living Trust * Leo Lovi & Lorraine Lovi Redwood City, CA 94061-3920	71,982	7.57%

*           Owned of record.

Core Bond Fund – Investor Class	Shares	Percentage

First Clearing LLC * For Benefit of its Customers Saint Louis, MO 63103-2523	80,081	20.22%

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers San Francisco, CA 94104-4151	68,698	17.35%

TD Ameritrade, Inc. * For the Exclusive Benefit of Clients P.O. Box 2226 Omaha, NE 68103-2226	28.040	7.08%

National Financial Services, LLC * For the Exclusive Benefit of Customers Jersey City, NJ 07310-2010	26,702	6.74%

US Bank N.A. Custodian * Steven Paulson IRA Ogdensburg, WI 54962-9625	21,688	5.48%

*           Owned of record.

Core Bond Fund – Institutional Class	Shares	Percentage

PIMS Prudential Retirement * P.O. Box 25587 Alexandria, VA 22313-5587	140,992	28.40%

Joan Lee Lawson * Clifton, VA 20124-1524	138,724	27.95%

*           Owned of record.

Gas Utility Index Fund – Investor Class	Shares	Percentage

National Financial Services, LLC * For the Exclusive Benefit of Customers Jersey City, NJ 07310-2010	18,055,960	36.20%

Charles Schwab & Co., Inc. * For the Exclusive Benefit of our Customers San Francisco, CA 94105-1905	11,554,409	23.16%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	2,887,225	5.79%

*           Owned of record.

Small Cap Financial Fund – Investor Class	Shares	Percentage

NFS LLC FEBO * Covington, KY 41015-1987	4,019,610	40.22%

Charles Schwab & Co., Inc. * For the Benefit of our Customers San Francisco, CA 94105-1905	3,158,539	31.60%

*           Owned of record.

Small Cap Financial Fund – Institutional Class	Shares	Percentage

Merrill Lynch Pierce Fenner & Smith * For the Sole Benefit of its Customers Jacksonville, FL 32246-6434	1,131,056	24.83%

Pershing LLC * For the Benefit of its Customers P.O. Box 2052 Jersey City, NJ 07303-2052	980,314	21.58%

National Financial Services, LLC * For the Exclusive Benefit of Customers Jersey City, NJ 07310-2010	795,072	17.50%

Morgan Stanley Smith Barney * Harborside Financial Center Jersey City, NJ 07311	563,534	12.41%

Charles Atwood Company * Kalamazoo, MI 49007-3918	540,064	11.89%

*           Owned of record.

Large Cap Financial Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers San Francisco, CA 94105-1905	3,329,660	61.80%

National Financial Services LLC * For Exclusive Benefit of our Customers Jersey City, NJ 07310-2010	1,074,216	19.94%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	338,931	6.29%

*           Owned of record.

Technology Fund – Investor Class	Shares	Percentage

National Financial Services LLC * For the Exclusive Benefit of our Customers Jersey City, NJ 07310-2010	109,592	32.62%

Schwab Omnibus * Attn: Mutual Funds San Francisco, CA 94105-1905	50,944	15.17%

US Bank NA * Custody Mahmoud Yassin Sep IRA Toms River, NJ 08755-1166	37,546	11.18%

E Trade Clearing LLC * For the Benefit of its Customers P.O. Box 484 Jersey City, NJ 07303-0484	29,423	8.76%

*           Owned of record.

Technology Fund –Institutional Class	Shares	Percentage

PIMS Prudential Retirement * P.O. Box 25587 Alexandria, VA 22313-5587	27,071	29.74%

5 Star Financial Def Comp Plan 4 * c/o Mark A. Centanni P.O. Box 25587 Alexandria, VA 22303-5587	5,023	5.53%

*           Owned of record.

Predecessor Japan Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of our Customers San Francisco, CA 94105-1905	885,768	45.04%

National Financial Services LLC * For the Exclusive Benefit of our Customers Jersey City, NJ 07310-2010	497,138	25.28%

UBS WM USA * 1000 Harbor Blvd 5th Floor Weehawken, NJ 07086-6761	317,791	16.16%

*           Owned of record.

Predecessor Japan Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of Customers San Francisco, CA 94105-1905	198,704	31.54%

National Financial Services LLC * For the Exclusive Benefit of our Customers Jersey City, NJ 07310-2010	134,969	21.39%

Christopher T. Whitman * London UK SW3 2AF 205 United Kingdom	84,044	13.34%

*           Owned of record.

Predecessor Japan Small Cap Fund – Investor Class	Shares	Percentage

National Financial Services LLC * For the Exclusive Benefit of our Customers Jersey City, NJ 07310-2010	726,678	44.50%

Charles Schwab & Co., Inc. * For the Benefit of our Customers San Francisco, CA 94105-1905	486,462	29.79%

Pershing LLC * For the Benefit of its Customers P.O. Box 2052 Jersey City, NJ 07303-2052	124,393	7.62%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	94,958	5.82%

*           Owned of record.

The tables below set forth the dollar range of equity securities beneficially owned by each Trustee in the Funds as of December 31, 2013.

None of the Trustees who are Disinterested Trustees, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

Name of Trustee	Dollar Range of Equity Securities in the Predecessor Growth Fund	Dollar Range of Equity Securities in the Focus Fund	Dollar Range of Equity Securities in the Predecessor Mid Cap 30 Fund

Disinterested Trustees

J. Dennis DeSousa	$10,001-$50,000	$10,001-$50,000	None

Robert T. Doyle	None	$10,001-$50,000	$10,001-$50,000

Gerald P. Richardson	$50,001-$100,000	None	$50,001-$100,000

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$50,001-$100,000	$10,001-$50,000	Over $100,000

Name of Trustee	Dollar Range of Equity Securities in the Cornerstone Large Growth Fund	Dollar Range of Equity Securities in the Predecessor Value Fund	Dollar Range of Equity Securities in the Large Value Fund

Disinterested Trustees

J. Dennis DeSousa	$1-$10,000	$10,001-$50,000	None

Robert T. Doyle	$10,001-$50,000	$10,001-$50,000	None

Gerald P. Richardson	None	$10,001-$50,000	None

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Name of Trustee	Dollar Range of Equity Securities in the Predecessor Total Return Fund	Dollar Range of Equity Securities in the Equity and Income Fund	Dollar Range of Equity Securities in the Predecessor Balanced Fund

Disinterested Trustees

J. Dennis DeSousa	$10,001-$50,000	$1-$10,000	$1-$10,000

Robert T. Doyle	$10,001-$50,000	None	None

Gerald P. Richardson	$1-$10,000	None	$1-$10,000

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Name of Trustee	Dollar Range of Equity Securities in the Core Bond Fund	Dollar Range of Equity Securities in the Gas Utility Index Fund	Dollar Range of Equity Securities in the Small Cap Financial Fund

Disinterested Trustees

J. Dennis DeSousa	None	$1-$10,000	$1-$10,000

Robert T. Doyle	None	None	None

Gerald P. Richardson	None	None	None

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Name of Trustee	Dollar Range of Equity Securities in the Large Cap Financial Fund	Dollar Range of Equity Securities in the Technology Fund	Dollar Range of Equity Securities in the Predecessor Japan Fund

Disinterested Trustees

J. Dennis DeSousa	$1-$10,000	$1-$10,000	$1-$10,000

Robert T. Doyle	None	None	None

Gerald P. Richardson	None	None	None

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Name of Trustee	Dollar Range of Equity Securities in the Predecessor Japan Small Cap Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)

Disinterested Trustees

J. Dennis DeSousa	$1-$10,000	Over $100,000

Robert T. Doyle	None	$50,001-$100,000

Gerald P. Richardson	None	Over $100,000

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$10,001-$50,000	Over $100,000

(1)           The Hennessy Funds are the only funds in the fund complex.

MANAGEMENT OF THE FUNDS

THE MANAGER

The investment adviser to the Funds is Hennessy Advisors, Inc. (the “Manager”).  The Manager acts as the investment manager of each Fund pursuant to management agreements with HFT (collectively, the “Management Agreements”).  The Manager furnishes continuous investment advisory services and management to the Funds.  The Manager is controlled by Neil J. Hennessy, who currently owns 31.9% of the outstanding voting securities of the Manager.

Under the Management Agreements, the Manager is entitled to an investment advisory fee in respect of each Fund, computed daily and payable monthly, at the annual rate of each Fund’s average daily net assets as shown below:

Cornerstone Growth Fund	0.74%
Focus Fund	0.90%
Cornerstone Mid Cap 30 Fund	0.74%
Cornerstone Large Growth Fund	0.74%
Cornerstone Value Fund	0.74%
Large Value Fund	0.85%
Total Return Fund	0.60%
Equity and Income Fund	0.80%
Balanced Fund	0.60%
Core Bond Fund	0.80%
Gas Utility Index Fund	0.40%
Small Cap Financial Fund	0.90%
Large Cap Financial Fund	0.90%
Technology Fund	0.90%
Japan Fund	1.00%
Japan Small Cap Fund	1.20%

Pursuant to the Management Agreements, the Manager is responsible for investment management of each Fund’s portfolio, subject to general oversight by the Board of Trustees, and provides the Funds with office space.  In addition, the Manager is obligated to keep certain books and records of the Funds.  In connection therewith, the Manager furnishes each Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Funds’ custodian, administrator or transfer agent.

Under the terms of the Management Agreements, each Fund bears all expenses incurred in its operation that are not specifically assumed by the Manager, the Administrator (as defined below) or the Distributor (as defined below) (other than pursuant to the 12b-1 plan of the Focus Fund, the Total Return Fund, the Equity and Income Fund, the Balanced Fund, the Core Bond Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, and the Technology Fund).  General expenses of the Funds not readily identifiable as belonging to one of the Funds are allocated among the Funds by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.  Expenses borne by each Fund include, but are not limited to, the following (or the Fund’s allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of HFT or the shares of a Fund under federal or state securities laws and maintenance of such registrations and qualifications; (v) fees and expenses payable to Disinterested Trustees; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, trustees’ and officers’ insurance and fidelity bonds; (viii) legal, accounting and auditing expenses; (ix) charges of custodian, transfer agent and other agents; (x) expenses of setting in type and providing a camera-ready copy of the Fund Prospectus and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders; (xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by HFT or the Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (xiii) a portion of the salaries of the Funds’ compliance officers; and (xiv) costs of meetings of shareholders.  The Manager may voluntarily waive its management fee or subsidize other Fund expenses.  This may have the effect of increasing a Fund’s return.

Under the Management Agreements, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by HFT or any Fund in connection with the performance of the Management Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Management Agreements have an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.  Each Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act).  The Management Agreements may be terminated by HFT with respect to a Fund or by the Manager upon 60 days’ prior written notice.

The Manager has undertaken to reimburse each of the Cornerstone Growth Fund and the Cornerstone Value Fund to the extent that the aggregate annual operating expenses of the Institutional Class shares of such Funds, including the investment advisory fee, exceed the expense limitations applicable to either of these Funds imposed by applicable state securities laws or regulations thereunder, as such limitations may be raised or lowered from time to time.  The Manager has undertaken to reimburse each of the Cornerstone Large Growth Fund and the Large Value Fund to the extent that the aggregate annual total expenses of the Institutional Class shares of such Funds, including the investment advisory fee, but excluding all federal, state and local taxes, interest, brokerage commissions and other costs incurred in connection with the purchase or sale of securities and extraordinary items in any year, exceed that percentage of the average net asset value of such Fund for such year, as determined by valuations made as of the close of each business day, which is the most restrictive percentage provided by the state laws of the various states in which the Institutional Class shares of such Fund are qualified for sale.

The Manager has undertaken to reimburse each of the Cornerstone Growth Fund and the Cornerstone Value Fund to the extent that the aggregate annual operating expenses of the Investor Class shares of such Funds, including the investment advisory fee, exceed the expense limitations applicable to either of these Funds imposed by applicable state securities laws or regulations thereunder, as such limitations may be raised or lowered from time to time.  The Manager has undertaken to reimburse each of the Cornerstone Large Growth Fund and the Large Value Fund to the extent that the aggregate annual total expenses of the Investor Class shares of such Funds, including the investment advisory fee, but excluding all federal, state and local taxes, interest, brokerage commissions and other costs incurred in connection with the purchase or sale of securities and extraordinary items in any year, exceed that percentage of the average net asset value of such Fund for such year, as determined by valuations made as of the close of each business day, which is the most restrictive percentage provided by the state laws of the various states in which the Investor Class shares of such Fund are qualified for sale.  The Manager has undertaken to reimburse each of the Total Return Fund and the Balanced Fund to the extent that the aggregate annual total expenses of the Investor Class shares of such Funds, including the investment advisory fee and the administration fee, but excluding any interest, taxes, brokerage fees and commissions, distribution fees and extraordinary expenses, exceed that percentage of the average net assets of either of such Fund for such year, as determined by valuations made as of the close of each business day, which is the most restrictive percentage provided by the state laws of the various states in which the Investor Class shares of such Funds are qualified for sale or, if the states in which the Investor Class shares of such Funds are qualified for sale impose no such restrictions, 3%.

The Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Investor Class shares of each of the Focus Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, and the Technology Fund to the extent annual fund operating expenses exceed 1.95% of the average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the Focus Fund, the Large Cap Financial Fund, the Small Cap Financial Fund, and the Technology Fund.  With respect to the Gas Utility Index Fund, the Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Fund to the extent annual fund operating expenses exceed 0.85% of the Fund’s average daily net assets (excluding interest, taxes, brokerage costs, dividend expenses, 12b-1 fees, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business).  The Manager has agreed to maintain these expense limitations through February 28, 2015.

The Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Institutional Class shares of the Focus Fund, the Small Cap Financial Fund, and the Technology Fund to the extent annual fund operating expenses exceed 1.70% of such Fund’s average daily net assets (excluding interest, taxes, brokerage costs, dividend expenses, 12b-1 fees, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business). The Manager has agreed to maintain these expense limitations through February 28, 2015.

The Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses for the Equity and Income Fund and the Core Bond Fund (for both the Investor Class and Institutional Class shares) to the extent annual fund operating expenses exceed 1.08% and 1.05%, respectively, of the Equity and Income Fund and the Core Bond Fund’s average daily net assets (excluding interest, taxes, brokerage costs, dividend expenses, 12b-1 fees, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business).  The Manager has agreed to maintain these expense limitations through February 28, 2015.

If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Manager for the amount of such excess.  In such a situation the monthly payment of the Manager’s fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Manager’s fee, the Manager will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit.  If, in any of the three fiscal years following any fiscal year in which the Manager has reimbursed a Fund for excess expenses, such Fund’s expenses, as a percentage of such Fund’s average net assets, are less than the applicable expense ratio limit, such Fund shall repay to the Manager the amount the Manager reimbursed the Fund; provided, however, that the Fund’s expense ratio shall not exceed the applicable limit.

During the fiscal years ended October 31, 2013, 2012 and 2011, the Predecessor Growth Fund, the Predecessor Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Predecessor Value Fund, the Large Value Fund, the Predecessor Total Return Fund, the Predecessor Balanced Fund, the Predecessor Japan Fund, and the Predecessor Japan Small Cap Fund paid the following fees to the Manager pursuant to the Management Agreement.  For the fiscal years ended October 31, 2013, 2012, and 2011, the Manager did not reimburse fees and expenses of any of these Funds.  The Manager recouped $29,682 of previously reimbursed Investor Class expenses for the Cornerstone Large Growth Fund for the fiscal year ended October 31, 2011.

	Fiscal Year Ended October 31, 2013	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011

Predecessor Growth Fund	$2,115,901	$1,612,148	$1,444,144

Predecessor Mid Cap 30 Fund	$1,466,415	$1,205,874	$1,193,413

Cornerstone Large Growth Fund	$750,272	$574,284	$605,779

Predecessor Value Fund	$995,223	$912,705	$1,016,889

Fiscal Year Ended October 31, 2013	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31,

Large Value Fund	$1,154,401	$1,065,815	$1,129,883

Predecessor Total Return Fund	$487,175	$425,005	$392,389

Predecessor Balanced Fund	$84,997	$136,881	$81,461

Predecessor Japan Fund	$275,793	$205,473	$310,543

Predecessor Japan Small Cap Fund	$171,427	$179,755	$290,179

For the fiscal year ended October 31, 2013, each of the Focus Fund, the Equity and Income Fund, the Core Bond Fund, the Gas Utility Index Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, and the Technology Fund paid investment advisory fees to the Manager and received fee waivers and reimbursements of expenses as set forth below.

Fund	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements

Focus Fund	$8,639,619	—	$8,639,619	—

Equity and Income Fund	$2,342,811	$(67,819)	$2,274,992	—

Core Bond Fund	$126,942	$(111,481)	$15,461	—

Gas Utility Index Fund	$3,712,821	—	$3,712,821	—

Small Cap Financial Fund	$2,354,715	—	$2,354,715	—

Large Cap Financial Fund	$622,343	—	$622,343	—

Technology Fund	$49,272	$(49,272)	—	$(10,227)

For the fiscal year ended October 31, 2012, each of the Focus Fund, the Gas Utility Index Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, the Technology Fund, the Equity and Income Fund, and the Core Bond Fund, combined with their respective Predecessor FBR Funds, paid investment advisory fees and received fee waivers and reimbursements of expenses as set forth below.  For the fiscal year ended October 31, 2012, the Small Cap Financial Fund/FBR Small Cap Financial Fund reimbursed $1,024 of previously waived advisory fees.

Fund	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements

Focus Fund/FBR Focus Fund	$6,539,937	—	$6,539,937	—

Equity and Income Fund/ FBR Balanced Fund	$1,726,176	$(179,947)	$1,546,229	—

Core Bond Fund/ FBR Core Bond Fund	$251,697	$(102,642)	$149,055	—

Gas Utility Index Fund/ FBR Gas Utility Index Fund	$2,427,576	—	$2,427,576	—

Small Cap Financial Fund/ FBR Small Cap Financial Fund	$1,647,875	—	$1,647,875	—

Large Cap Financial Fund/ FBR Large Cap Financial Fund	$549,491	—	$549,491	—

Technology Fund/ FBR Technology Fund	$60,210	$(60,210)	—	$(35,857)

For the fiscal year ended October 31, 2011, each Predecessor FBR Fund paid investment advisory fees and received fee waivers and reimbursements of expenses as follows:

Fund	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements

FBR Focus Fund	$6,543,033	—	$6,543,033	—

FBR Balanced Fund	$721,246	$(188,312)	$532,934	—

FBR Core Bond Fund	$218,849	$(132,417)	$86,432	—

FBR Gas Utility Index Fund	$1,199,584	—	$1,199,584	—

FBR Small Cap Financial Fund	$2,287,766	$(1,024)	$2,286,742	—

FBR Large Cap Financial Fund	$543,524	—	$543,524	—

FBR Technology Fund	$79,949	$(79,949)	—	$(8,290)

SUB-ADVISORS

The Manager has delegated the day-to-day management of the Focus Fund, the Large Value Fund, the Equity and Income Fund, the Core Bond Fund, the Japan Fund, and the Japan Small Cap Fund to sub-advisors, and has entered into a sub-advisory agreement with each sub-advisor.  Pursuant to the sub-advisory agreements, the sub-advisors make specific portfolio investments in accordance with the applicable Fund’s investment objective and the sub-advisor’s investment approach and strategies.

The sub-advisors of the Funds are employed by and may be terminated by the Manager subject to prior approval by the Board of Trustees.  The employment of a new sub-advisor currently requires the prior approval of the shareholders of the applicable Fund, except that HFT may request an order of the SEC exempting the Funds from the requirements under the 1940 Act relating to shareholder approval of a new sub-advisor.  There can be no assurance that HFT will request such an order, or, if requested, that such an order will be granted with respect to the Funds.  Selection and retention criteria for sub-advisors include the following:  (i) their historical performance records; (ii) consistent performance in the context of the markets; (iii) organizational stability and reputation; (iv) the quality and depth of investment personnel; and (v) the ability of the sub-advisor to apply its approach consistently.  Different sub-advisors will not necessarily exhibit all of the criteria to the same degree.  Sub-advisors are paid by the Manager (not by the sub-advised Funds).  Each sub-advisor’s activities are subject to general supervision by the Manager and the Board of Trustees.  Although the Manager and the Board of Trustees do not evaluate the investment merits of a sub-advisor’s specific securities selections, they do review the performance of each sub-advisor relative to the selection criteria.

BROAD RUN INVESTMENT MANAGEMENT, LLC (FOCUS FUND).  The Manager has delegated the day-to-day management of the Focus Fund to Broad Run Investment Management, LLC (“Broad Run”) and has entered into a sub-advisory agreement with Broad Run (the “Broad Run Sub-Advisory Agreement”).  Broad Run is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is wholly-owned by David S. Rainey, Brian E. Macauley, and Ira M. Rothberg.  Pursuant to the Broad Run Sub-Advisory Agreement, Broad Run makes specific portfolio investments in accordance with the Focus Fund’s investment objective and Broad Run’s investment approach and strategies.  In consideration thereof, the Manager (not the Focus Fund) pays Broad Run monthly at an annual rate of 0.29% of the average daily net assets of the Focus Fund.

The Broad Run Sub-Advisory Agreement may be terminated by either party at any time without the payment of any penalty upon giving 60 days’ written notice to the other party.  In addition, it will automatically terminate if it is assigned.

The Broad Run Sub-Advisory Agreement provides that, absent willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations, Broad Run will not be liable to the Manager for any act or omission in the course of, or connected with, rendering services under the Broad Run Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.  The

Broad Run Sub-Advisory Agreement also provides that Broad Run is free to render similar services to others and to engage in other activities, so long as the services rendered under the Broad Run Sub-Advisory Agreement are not impaired.

RBC GLOBAL ASSET MANAGEMENT (U.S.) INC. (LARGE VALUE FUND).  The Manager has delegated the day-to-day management of the Large Value Fund to RBC GAM (US) and has entered into a sub-advisory agreement with RBC GAM (US) (the “RBC GAM (US) Sub-Advisory Agreement”).  RBC GAM (US) is an investment adviser registered under the Advisers Act and is a wholly-owned subsidiary of RBC USA Holdco Corporation, which is an indirect wholly-owned subsidiary of Royal Bank of Canada.  Pursuant to the RBC GAM (US) Sub-Advisory Agreement, RBC GAM (US) makes specific portfolio investments in accordance with the Large Value Fund’s investment objective and RBC GAM (US)’s investment approach and strategies.  In consideration thereof, the Manager (not the Large Value Fund) pays RBC GAM (US) monthly at an annual rate of 0.35% of the average daily net assets of the Large Value Fund.

The RBC GAM (US) Sub-Advisory Agreement may be terminated at any time without the payment of any penalty, immediately upon written notice to the other party in the event of a breach of any provision of the RBC GAM (US) Sub-Advisory Agreement by the party so notified (the notified party has 30 days to cure the breach), or otherwise, upon giving 60 days’ written notice to the other party.  The RBC GAM (US) Sub-Advisory Agreement will automatically terminate if it is assigned.

The RBC GAM (US) Sub-Advisory Agreement provides that RBC GAM (US) will not be liable to the Manager for, and the Manager will not take any action against RBC GAM (US) or hold RBC GAM (US) liable for, any error of judgment or mistake of law or for any loss suffered by the Large Value Fund (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of RBC GAM (US)’s duties under the Sub-Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of RBC GAM (US) in the performance of its duties under the Sub-Advisory Agreement, or by reason of its reckless disregard of its obligations and duties under the Sub-Advisory Agreement.  The RBC GAM (US) Sub-Advisory Agreement also provides that RBC GAM (US) and its officers, directors and employees are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees, or employees of any other firm or corporation.

In addition to entering into the Sub-Advisory Agreement for the Large Value Fund, the Manager and RBC GAM (US) have entered into an arrangement that requires certain payments (by the Manager and not the Large Value Fund) in the event of the termination of RBC GAM (US).  Specifically, if the Sub-Advisory Agreement for RBC GAM (US) is terminated by the Manager without having provided RBC GAM (US) with at least 60 calendar days advance written notice of such termination, then all fees will become due and owing to RBC GAM (US) under the Sub-Advisory Agreement promptly after the termination date, and the amount of such fees will be calculated by treating the termination date as the date that is 60 full calendar days after the date RBC GAM (US) received written notice of its termination and, for the calendar days following the termination date, basing the calculation of the fee on the aggregate NAV of the Large Value Fund as of the close of business on the business day immediately preceding the termination date.

THE LONDON COMPANY OF VIRGINIA, LLC (EQUITY AND INCOME FUND (EQUITY SLEEVE)).  The Manager has delegated the day-to-day management of the equity sleeve of the Equity and Income Fund to The London Company of Virginia (“The London Company”) and has entered into a sub-advisory agreement with The London Company (the “London Company Sub-Advisory Agreement”).  The London Company is an investment adviser registered under the Advisers Act and was founded by Stephen M. Goddard, CFA, in 1994.  The London Company is currently majority employee-owned.  Pursuant to the London Company Sub-Advisory Agreement, The London Company makes specific portfolio investments for the equity sleeve of the Equity and Income Fund in accordance with the Equity and Income Fund’s investment objective and The London Company’s investment approach and strategies.  In consideration thereof, the Manager (not the Equity and Income Fund) pays The London Company monthly at an annual rate of 0.33% of the average daily net assets of the Equity and Income Fund in its equity sleeve.

The London Company Sub-Advisory Agreement may be terminated by either party at any time without the payment of any penalty upon giving 60 days’ written notice to the other party.  In addition, the London Company Sub-Advisory Agreement will automatically terminate if it is assigned.

The London Company Sub-Advisory Agreement provides that, absent willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations, The London Company will not be liable to the Manager for any act or omission in the course of, or connected with, rendering services under such sub-advisory agreement or for any losses that may be sustained in the purchase, holding or sale of any security.  The London Company Sub-Advisory Agreement also provides that The London Company is free to render similar services to others and to engage in other activities, so long as the services rendered under such sub-advisory agreement are not impaired.

FINANCIAL COUNSELORS, INC. (EQUITY AND INCOME FUND (FIXED INCOME SLEEVE) AND CORE BOND FUND).  The Manager has delegated the day-to-day management of the fixed income sleeve of the Equity and Income Fund and the Core Bond Fund to Financial Counselors, Inc. (“FCI”) and has entered into a sub-advisory agreement with FCI for each such Fund (for each such Fund, the “FCI Sub-Advisory Agreement”).   FCI is an investment adviser registered under the Advisers Act and was founded in 1966.  FCI’s ultimate parent company is MTC Holding Corporation, which is a holding company and majority owned by Bradley A. Bergman, a Director of FCI and the President and Director of MTC Holding Corporation.  Pursuant to the FCI Sub-Advisory Agreements, FCI makes specific portfolio investments in accordance with the Equity and Income Fund’s or Core Bond Fund’s investment objectives, as applicable, and FCI’s investment approach and strategies.  In consideration thereof, the Manager (not the Equity and Income Fund or the Core Bond Fund) pays FCI monthly at an annual rate of 0.27% of the average daily net assets of the Equity and Income Fund in its fixed income sleeve and an annual rate of 0.27% of the average daily net assets of the Core Bond Fund.  For the fiscal year ended October 31, 2013, FCI voluntarily agreed to reduce its sub-advisory fee with respect to the Core Bond Fund to 0.15% of such Fund’s average daily net assets.

Each of the FCI Sub-Advisory Agreements may be terminated by either party at any time without the payment of any penalty upon giving 60 days’ written notice to the other party.  In addition, each of the FCI Sub-Advisory Agreements will automatically terminate if assigned.

Each of the FCI Sub-Advisory Agreements provides that, absent willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations, FCI will not be liable to the Manager for any act or omission in the course of, or connected with, rendering services under such sub-advisory agreement or for any losses that may be sustained in the purchase, holding or sale of any security.  Each of FCI Sub-Advisory Agreements also provides that FCI is free to render similar services to others and to engage in other activities, so long as the services rendered under the applicable FCI Sub-Advisory Agreement are not impaired.

SPARX ASSET MANAGEMENT CO., LTD. (JAPAN FUND AND JAPAN SMALL CAP FUND).  The Manager has delegated the day-to-day management of the Japan Fund and the Japan Small Cap Fund to SPARX Asset Management Co., Ltd. (“SPARX Japan”) and has entered into a sub-advisory agreement with SPARX Japan for each such Fund (for each such Fund, the “SPARX Japan Sub-Advisory Agreement”).  SPARX Japan is an investment adviser registered under the Advisers Act that was founded in 1989 and is headquartered in Tokyo.  SPARX Japan is also registered with the Japanese authority to conduct the investment management business, the investment advisory and agency business, and the second financial instruments business.  In addition, SPARX Japan performs various investment and research functions and performs investment advisory activities and fund administration for its Japanese and international clients in the area of Japanese equity investment.  In 2006, the company renamed itself to SPARX Group Co., Ltd. (“SPARX Group”) and all asset management activities were transferred to a new company known as SPARX Asset Management Co., Ltd.   SPARX Japan is a wholly-owned subsidiary of SPARX Group.  SPARX Group is a publicly-listed company traded on the JASDAQ securities exchange, which is controlled by majority shareholder and Chairman, Mr. Shuhei Abe.  Pursuant to the Sub-Advisory Agreement, SPARX Japan makes specific portfolio investments in accordance with the Japan Fund’s or Japan Small Cap Fund’s investment objectives, as applicable, and SPARX Japan’s investment approach and strategies.  In consideration thereof, the Manager (not the Japan Fund or the Japan Small Cap Fund) pays SPARX Japan monthly at an annual rate of 0.35% of the average daily net assets of the Japan Fund and an annual rate of 0.20% of the average daily net assets of the Japan Small Cap Fund.

Each of the SPARX Japan Sub-Advisory Agreements may be terminated at any time without the payment of any penalty, immediately upon written notice to the other parties in the event of a breach of any provision of the applicable SPARX Japan Sub-Advisory Agreement by the party so notified (the notified party has 30 days after written notice to cure the breach), or otherwise, upon giving 60 days’ written notice to the others. In addition, each of the SPARX Japan Sub-Advisory Agreements will automatically terminate if assigned.

Each of the SPARX Japan Sub-Advisory Agreements provides that SPARX Japan will not be liable to the Manager for, and the Manager will not take any action against SPARX Japan or hold SPARX Japan liable for, any error of judgment or mistake of law or for any loss suffered by the Japan Fund or Japan Small Cap Fund (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of SPARX Japan’s duties under the SPARX Japan Sub-Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SPARX Japan in the performance of its duties under the SPARX Japan Sub-Advisory Agreement, or by reason of its reckless disregard of its obligations and duties under the SPARX Japan Sub-Advisory Agreement.  The SPARX Japan Sub-Advisory Agreement also provides that SPARX Japan and its officers, directors, and employees are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees, or employees of any other firm or corporation.

In addition to entering into the SPARX Japan Sub-Advisory Agreement, the Manager and SPARX Japan have entered into an arrangement that requires certain payments (by the Manager and not the Japan Fund or Japan Small Cap Fund) in the event of the termination of SPARX Japan.  Specifically, if a SPARX Japan Sub-Advisory Agreement is terminated without having provided SPARX Japan with at least 60 calendar days advance written notice of such termination, then all fees will become due and owing to SPARX Japan under the applicable SPARX Japan Sub-Advisory Agreement promptly after the termination date of SPARX Japan, and the amount of such fees will be calculated by treating the termination date as the date that is 60 full calendar days after the date SPARX Japan received written notice of its termination and, for the calendar days following the termination date, basing the calculation of the fee on the aggregate NAV of the Funds as of the close of business on the business day immediately preceding the termination date.  To avoid duplication of fees, any fees owed to SPARX Japan under this provision of the arrangement will be reduced by any fees owed to SPARX Japan under the applicable SPARX Japan Sub-Advisory Agreement in connection with the termination of such SPARX Japan Sub-Advisory Agreement.

THE PORTFOLIO MANAGERS

FUNDS ADVISED SOLELY BY THE MANAGER (CORNERSTONE GROWTH FUND, CORNERSTONE MID CAP 30 FUND, CORNERSTONE LARGE GROWTH FUND, CORNERSTONE VALUE FUND, TOTAL RETURN FUND, BALANCED FUND, GAS UTILITY INDEX FUND, SMALL CAP FINANCIAL FUND, LARGE CAP FINANCIAL FUND, AND TECHNOLOGY FUND).  The portfolio managers of each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Total Return Fund, the Balanced Fund, the Gas Utility Index Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, and the Technology Fund may have responsibility for the day-to-day management of other Funds within the Hennessy Funds complex, but they do not manage any other accounts as of October 31, 2013.

The portfolio managers of a Fund are often responsible for managing other Funds and may in the future also be responsible for accounts other than the Funds.  The Manager typically assigns accounts with similar investment strategies to the same portfolio managers to mitigate the potentially conflicting investment strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between the Funds and another account and allocation of aggregated trades).  The Manager has developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Manager has adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to the portfolio managers as of October 31, 2013.

Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)

Salary	Hennessy Advisors, Inc.
The Board of Directors of the Manager determines the amount of each portfolio manager’s salary on an annual basis, and such amount remains fixed throughout the year.  Salaries are not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

Performance Bonus	Hennessy Advisors, Inc.
The Board of Directors of the Manager has contractually granted to Mr. Hennessy a performance bonus, payable quarterly, equal to 10% of the pre-tax profit of Hennessy Advisors, Inc., as c omputed for financial reporting purposes in accordance with
generally accepted accounting principles subject to certain
exceptions as set forth in his employment agreement.  Each of
Messrs. Aylesworth, Kelley, and Peery is eligible for a
discretionary bonus each year, the amount of which is
determined by the executive officers of the Manager.

Asset-Based Fees	Hennessy Advisors, Inc.	Mr. Ellison receives a performance bonus, payable quarterly, based on the average net assets for the applicable quarter of the Small Cap Financial Fund and Large Cap Financial Fund.

Equity Awards	Hennessy Advisors, Inc.
Each portfolio manager is eligible for grants of restricted stock units, which typically vest over a four-year period.  The amount of the equity pool in total is set subjectively based on the
Manager’s budget limitations for future years. The quantities are adjusted based on the fair value of the equity at the date of grant, which determines the total cost to the Manager. The equity
awards are granted annually, if at all, after the compensation committee of the Board of Directors of the Manager completes its annual review of the Manager’s executive officers.

Company 401(k) Contributions	Hennessy Advisors, Inc.
Each portfolio manager is eligible for a 401(k) contribution by the Manager. The 401(k) contribution by the Manager is optional from year to year and is not based on performance or goal
achievement. The percentage level of the contribution is
subjective and is determined by the Manager’s executive
management team annually and approved by the compensation
committee of the Board of Directors of the Manager with respect to the executive officers of the Manager.

The following tables set forth the dollar range of equity securities of each Fund (or Predecessor Fund, as applicable) beneficially owned by its portfolio managers as of October 31, 2013:

Name	Dollar Range of Equity Securities in the Predecessor Growth Fund	Dollar Range of Equity Securities in the Predecessor Mid Cap 30 Fund	Dollar Range of Equity Securities in the Cornerstone Large Growth Fund

Neil J. Hennessy	$50,001-$100,000	$100,001-$500,000	$10,001-$50,000

Brian Peery	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

David H. Ellison	N/A	N/A	N/A

Winsor H. Aylesworth	N/A	N/A	N/A

Ryan Kelley	N/A	N/A	N/A

Name	Dollar Range of Equity Securities in the Predecessor Value Fund	Dollar Range of Equity Securities in the Predecessor Total Return Fund	Dollar Range of Equity Securities in the Predecessor Balanced Fund

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Brian Peery	$10,001-$50,000	$1-$10,000	$1-$10,000

David H. Ellison	N/A	N/A	N/A

Winsor H. Aylesworth	N/A	N/A	N/A

Ryan Kelley	N/A	N/A	N/A

Name	Dollar Range of Equity Securities in the Gas Utility Index Fund	Dollar Range of Equity Securities in the Small Cap Financial Fund	Dollar Range of Equity Securities in the Large Cap Financial Fund

Neil J. Hennessy	N/A	N/A	N/A

Brian Peery	N/A	N/A	N/A

David H. Ellison	N/A	$10,001-$50,000	Over $1,000,000

Winsor H. Aylesworth	$10,001-$50,000	N/A	N/A

Ryan Kelley	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Name	Dollar Range of Equity Securities in the Technology Fund

Neil J. Hennessy	N/A

Brian Peery	N/A

David H. Ellison	None

Winsor H. Aylesworth	$50,001 - $100,000

Ryan Kelley	N/A

SUB-ADVISED FUNDS

Broad Run Investment Management, LLC (Focus Fund)

Broad Run is the sole sub-advisor to the Focus Fund.  The investment team managing the portfolio is comprised of David S. Rainey, Brian E. Macauley, and Ira M. Rothberg, who are primarily responsible for the day-to-day management of the Focus Fund.  These individuals may also have responsibility for the day-to-day management of accounts other than the Focus Fund.  Information regarding the accounts managed by each portfolio manager as of October 31, 2013, other than the Focus Fund, is set forth below.

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

David S. Rainey	0 $0	0 $0	27 $20.48 million	0 $0	0 $0	0 $0

Brian E. Macauley	0 $0	0 $0	27 $20.48 million	0 $0	0 $0	0 $0

Ira M. Rothberg	0 $0	0 $0	27 $20.48 million	0 $0	0 $0	0 $0

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

The Focus Fund investments and the investments of other accounts managed by Broad Run are not likely to experience any material conflict of interest.  Broad Run employs a trade rotation policy to ensure that all accounts managed by Broad Run are handled in a fair and equitable manner by each portfolio manager.  Broad Run also maintains a detailed compliance manual designed to address any potential conflicts of interest, as well as a code of ethics which is designed to address conflicts of interest that may arise from the personal trading of Broad Run’s employees.

The portfolio managers for the Focus Fund receive an annual salary plus distributions based on firm profitability.

As of October 31, 2013, each of David S. Rainey, Brian E. Macauley, and Ira M. Rothberg owned $100,001 to $500,000 of the Focus Fund.

RBC Global Asset Management (U.S.) Inc. (Large Value Fund)

RBC GAM (US) is the sole sub-advisor to the Large Value Fund.  The portfolio managers to the Large Value Fund may have responsibility for the day-to-day management of accounts other than the Large Value Fund.  Information regarding the accounts managed by each portfolio manager as of October 31, 2013, other than the Large Value Fund, is set forth below.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Stuart A. Lippe (lead manager)	0 $0	2 $899.41 million	9 $409.63 million	0 $0	0 $0	0 $0

Barbara S. Browning	0 $0	2 $899.41 million	9 $409.63 million	0 $0	0 $0	0 $0

Adam D. Scheiner	0 $0	2 $899.41 million	9 $409.63 million	0 $0	0 $0	0 $0

The portfolio managers of the Large Value Fund are often responsible for managing multiple accounts for multiple clients with different investment mandates.  The investment objectives, strategies, time horizons, tax considerations, and other investment considerations specific to a particular client account may differ from other accounts, as well as those of the Large Value Fund.  The portfolio managers make investment decisions for each account, including the Large Value Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the portfolio managers may purchase or sell securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  Alternatively, accounts may be managed in a similar fashion to other accounts or the Large Value Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies or holdings to other accounts, including the Large Value Fund.  RBC GAM (US) typically assigns accounts with similar investment strategies and considerations to the same portfolio manager to mitigate the potentially conflicting investment strategies of accounts.

In addition to the potential conflicts between investment strategies, the side-by-side management of the Large Value Fund and other accounts with similar investment objectives, strategies, and investment holdings to that of the Large Value Fund may raise potential conflicts of interest.  A conflict of interest may arise due to the interest held by RBC GAM (US) or one of its affiliates in an account and certain trading practices used by the portfolio manager of the Large Value Fund (for example, cross trades between the Large Value Fund and another account and allocation of aggregated trades).  To address these potential conflicts of interests, RBC GAM (US) has adopted a Code of Ethics and has developed policies and procedures reasonably designed to help mitigate conflicts, including trade allocation and personal trading policies. RBC GAM (US) has disclosed potential conflicts of interest in its Form ADV Part 2A.

Compensation for members of the Large Value Fund team includes base salary, annual bonus, and eligibility for profit sharing. Salaries are calibrated by position and responsibilities, and geared to be competitive in the industry. The bonus structure is designed to align the portfolio managers’ interests with the interests of RBC GAM (US) and its clients.  Annual bonuses for portfolio managers are calculated based on the investment team’s composite returns and information ratios compared to peers for one-, three-, and five-year periods, with greater emphasis on the three- and five-year periods, and to a lesser extent, the performance of holdings for which a portfolio manager is assigned research responsibilities.  Portfolio managers are also evaluated on qualitative individual factors including contribution to the investment process and the firm.  All portfolio managers are eligible to participate in a team profit sharing pool.  Senior team members may also be selected to participate in a firm profit sharing pool that serves as a proxy for ownership in RBC GAM (US).  In addition, all employees of RBC GAM (US) may invest in the firm’s ultimate parent, RBC, through its 401(k) program. Finally, all portfolio managers have signed employment agreements with RBC GAM (US) that include a mandatory three-year deferral of a portion of variable compensation.

The following table sets forth the dollar range of equity securities of the Large Value Fund beneficially owned by the portfolio managers as of October 31, 2013:

Name	Dollar Range of Equity Securities in the Large Value Fund

Stuart A. Lippe (lead manager)	None

Barbara S. Browning	$10,001-$50,000

Adam D. Scheiner	None

The London Company of Virginia, LLC (Equity and Income Fund (equity sleeve))

The London Company is the sub-advisor for the equity sleeve of the Equity and Income Fund.  The investment team managing the portfolio is comprised of Stephen M. Goddard (Lead Manager, CIO),

Jonathan T. Moody, J. Brian Campbell and Mark DeVaul, who are primarily responsible for the day-to-day management of portfolio.  These individuals may also have responsibility for the day-to-day management of accounts other than the Equity and Income Fund (equity sleeve).  Information regarding the accounts managed by each portfolio manager as of October 31, 2013, other than the Equity and Income Fund, is set forth below.

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Stephen M. Goddard	3 $1.3 billion	0 $0	638 $6.2 billion	0 $0	0 $0	2 $6.4 million

Jonathan T. Moody	3 $1.3 billion	0 $0	638 $6.2 billion	0 $0	0 $0	0 $0

J. Brian Campbell	3 $1.3 billion	0 $0	638 $6.2 billion	0 $0	0 $0	0 $0

Mark DeVaul	3 $1.3 billion	0 $0	638 $6.2 billion	0 $0	0 $0	0 $0

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

The London Company does not believe the investments of the equity sleeve of the Equity and Income Fund and the investments of other accounts that it manages are not likely to experience any material conflict of interest.  The London Company employs a trade rotation policy to ensure that all accounts managed by it are handled in a fair and equitable manner by each portfolio manager.  The London Company also maintains a detailed compliance manual designed to address any potential conflicts of interest, as well as a code of ethics that is designed to address conflicts of interest that may arise from the personal trading of The London Company’s employees.

The portfolio managers receive an annual salary plus a year-end bonus based on firm performance, as well as overall contribution to The London Company.  No specific benchmark is used to determine the amount of bonuses paid to employees.  Bonuses are measured using a general assessment of stock and portfolio performance compared to the S&P 500, Russell 1000® and Russell 2000® Indices (on a pre-tax basis over a three to five year period) relative to the market capitalization, stock sector and objective of the portfolios being managed.

As of October 31, 2013, Stephen M. Goddard owned over $1 million of the Hennessy Equity and Income Fund and Jonathan T. Moody, J. Brian Campbell, and Mark DeVaul did not own shares of the Hennessy Equity and Income Fund.

Financial Counselors, Inc. (Equity and Income Fund (fixed income sleeve) and Core Bond Fund)

FCI is the sub-advisor for the fixed income sleeve of the Equity and Income Fund and is the sole sub-advisor to the Core Bond Fund.  The investment team managing the portfolios is comprised of Gary B. Cloud and Peter G. Greig, who are both primarily responsible for the day-to-day management of the Equity and Income Fund (fixed income sleeve) and the Core Bond Fund.  These individuals may also have responsibility for the day-to-day management of accounts other than the Equity and Income Fund (fixed income sleeve) and the Core Bond Fund.  Information regarding the accounts managed by each portfolio manager as of October 31, 2013, other than the Equity and Income Fund and Core Bond Fund, is set forth below.

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Gary B. Cloud	1 $49.87 million	0 $0	46 $480.10 million	0 $0	0 $0	0 $0

Peter G. Greig	0 $0	0 $0	976 $754.28 million	0 $0	0 $0	0 $0

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

With respect to potential conflicts of interest, to the extent that a Fund managed by FCI and another client of FCI seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security.  Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time.  On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.  In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.  FCI maintains a detailed trading policy manual designed to address these conflicts of interest, as well as a code of ethics that is designed to address conflicts of interest that may arise from the personal trading of FCI’s employees.

Each portfolio manager is compensated for his services by FCI.  Each portfolio manager’s compensation consists of a fixed base salary, a performance-based bonus and the right to participate in FCI’s profit sharing and 401(k) plan.  Each portfolio manager is eligible to receive an annual bonus from FCI.  The annual performance based bonus is calculated as follows: 50% based on client retention and other bonus considerations and 50% based on the performance of FCI’s fixed income composites compared to the appropriate Barclays Capital Indices.  Performance is calculated for the prior calendar year on a pre-tax basis.  Senior portfolio managers have an opportunity to be shareholders of the privately held holding company, MTC Holding, the parent company of FCI.

As of October 31, 2013, Peter G. Greig and Gary B. Cloud did not own shares of the Equity and Income Fund or the Core Bond Fund.

SPARX Asset Management Co., Ltd. (Japan Fund and Japan Small Cap Fund)

SPARX Japan is the sole sub-advisor to the Japan Fund and the Japan Small Cap Fund.  The portfolio managers to the Japan Fund and the Japan Small Cap Fund may have responsibility for the day-to-day management of accounts other than such Funds.  Information regarding the accounts managed by each portfolio manager as of October 31, 2013, other than the Japan Fund and Japan Small Cap Fund, is set forth below.

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Masakazu Takeda	0 $0	4 $247 million	1 $81 million	0 $0	0 $0	0 $0

Tadahiro Fujimura	0 $0	3 $224 million	3 $987 million	0 $0	1 $9 million	1 $37 million

Yu Shimizu	0 $0	3 $88 million	0	0 $0	1 $28 million	0 $0

Hidehiro Moriya	0 $0	3 $63 million	0	0 $0	1 $38 million	0 $0

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

The portfolio managers of the Japan Fund and the Japan Small Cap Fund manage multiple accounts for a diverse client base, including institutional investors, banking and thrift institutions, pension and profit sharing plans, businesses, private investment partnerships and companies, and sophisticated, high net worth individuals.  SPARX Japan has a fiduciary obligation to recognize potential conflicts of interest and manage them carefully through appropriate policies, procedures and oversight.  Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as the Japan Fund or the Japan Small Cap Fund (“Similar Accounts”), SPARX Japan has procedures in place that are designed to ensure that all accounts are treated fairly and that the Funds are not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below), which include internal review processes and oversight by independent third parties.  In addition, the Japan Fund and Japan Small Cap Fund, as series of a registered investment company, are subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of SPARX Japan’s “side-by-side management” of the Japan Fund, Japan Small Cap Fund, and Similar Accounts, including hedge funds (where SPARX Japan receives performance-based fees).  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as SPARX Japan may be perceived as causing accounts it manages to participate in an offering to increase SPARX Japan’s overall allocation of securities in that offering, or to increase SPARX Japan’s ability to participate in future offerings by the same underwriter or issuer.  Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as SPARX Japan may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability.  Additionally, portfolio managers may be perceived to have a conflict of interest because of the multiple Similar Accounts, in addition to the Japan Fund and the Japan Small Cap Fund that they are managing on behalf of SPARX Japan. Although SPARX Japan does not track each individual portfolio manager’s time dedicated to each account, SPARX Japan periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Japan Fund and Japan Small Cap Fund.  In addition, SPARX Japan could be viewed as having a conflict of interest to the extent that SPARX Japan or the portfolios managers have a materially larger investment in a Similar Account than their investment in the Japan Fund or Japan Small Cap Fund.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.  Certain hedge funds managed by SPARX Japan may also be permitted to sell securities short.  When SPARX Japan engages in short sales of securities of the type in which the Japan Fund or the Japan Small Cap Fund invests, SPARX Japan could be seen as harming the performance of the Japan Fund or Japan Small Cap Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall.  As described above, SPARX Japan has procedures in place to address these conflicts.  SPARX Japan’s trading policies and procedures attempt to follow established best practices and to address, where necessary, the challenges SPARX Japan faces in managing specifically the Japan Fund, Japan Small Cap Fund, and the Similar Accounts.

SPARX Japan’s portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those managed on behalf of the Japan Fund and the Japan Small Cap Fund.  Portfolio managers responsible for managing the Funds may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles and separate accounts.

SPARX Japan compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.  The compensation package for the portfolio managers of the Japan Fund and the Japan Small Cap Fund consists of a salary and incentive bonus comprised of cash and equity in SPARX Japan’s parent company.  Various factors are considered in the determination of a portfolio manager’s compensation.  Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account.  All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his positive and consistent performance contribution over time.  Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce SPARX Japan’s investment philosophy such as leadership, teamwork and commitment.

In determining the incentive bonus, consideration is given to personal and overall firm performance.  Consideration is given to the portfolio manager’s quantitative performance as measured by his ability to make investment decisions that contribute to total returns, by comparison to a predetermined benchmark (for the Japan Fund and the Japan Small Cap Fund, as set forth in the Fund Prospectus) over the current fiscal year and the longer-term performance (three-, five- or ten-year, as applicable), as well as performance relative to peers.  In addition, the portfolio manager’s bonus can be influenced by subjective measurement of his ability to help others make investment decisions.  The executive management team of the SPARX Group has discretion to determine the size of the portfolio manager’s bonus.  As a result, the percentage of compensation of salary and bonus will vary.

The portfolio managers of the Japan Fund and the Japan Small Cap Fund also have the opportunity to participate in the SPARX Japan equity program, which awards stock or stock options to those individuals who have been identified as key contributors as well as future leaders of SPARX Japan.  The awards generally vest over a three-to-five year period.

As of October 31, 2013, the portfolio managers of the Japan Fund and the Japan Small Cap Fund did not own shares of such Funds.

THE ADMINISTRATOR

U.S. Bancorp Fund Services, LLC (the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the Funds pursuant to a Fund Administration Servicing Agreement with HFT (the “Administration Agreement”).  The Administration Agreement provides that the Administrator will furnish the Funds with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board of Trustees, (ii) preparation and filing of securities and other regulatory filings (including state securities filings), (iii) marketing materials, tax returns and shareholder reports, (iv) review and payment of Fund expenses, (v) monitoring and oversight of the activities of the Funds’ other servicing agents (i.e., transfer agent, custodian, accountants, etc.), (vi) maintaining books and records of the Funds, and (vii) administering shareholder accounts.  In addition, the Administrator may provide personnel to serve as officers of the Funds.  The salaries and other expenses of providing such personnel are borne by the Administrator.  Under the Administration Agreement, the Administrator is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance as Administrator, except a loss resulting from willful misfeasance, bad faith, or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

For all services provided pursuant to the Administration Agreement, the Fund Accounting Services Agreement (see below), the Custodian Agreement (see below), and the Transfer Agent Agreement (see below), the Administrator and its affiliates will receive from the Funds an annual fee, payable monthly, based on the average daily net assets of all of the Funds.  Subject to certain fee waivers, the annual fee for the Hennessy Funds complex is equal to 0.255% of the first $1 billion of the average daily net assets of the Hennessy Funds complex, 0.21% of the next $1 billion of the average daily net assets of the Hennessy Funds complex and 0.17% of the average daily net assets of the Hennessy Funds complex in excess of $2 billion, subject to a minimum annual fee for the Hennessy Funds complex of $600,000.  The Administration Agreement will remain in effect until terminated by either party.  The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees upon the giving of 90 days’ written notice to the Administrator, or by the Administrator upon the giving of 90 days’ written notice to the Trust.

During the fiscal years ended October 31, 2013, 2012, and 2011, the Administrator received the following amounts in administration fees from the Funds (or the Predecessor Funds, as applicable), after waiving certain fees.

Fund	Fiscal Year Ended October 31, 2013	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011
Predecessor Growth Fund	$549,354	$551,531	$494,629
Focus Fund	$1,151,949	$447,417	(see below)
Predecessor Mid Cap 30 Fund	$341,692	$373,051	$374,949
Cornerstone Large Growth Fund	$184,200	$195,254	$208,593
Predecessor Value Fund	$275,072	$310,284	$348,642
Large Value Fund	$279,817	$319,627	$338,873
Predecessor Total Return Fund	$166,811	$180,627	$166,765
Equity and Income Fund	$351,422	$170,311	(see below)
Predecessor Balanced Fund	$29,749	$58,174	$34,621
Core Bond Fund	$19,131	$33,803	(see below)
Gas Utility Index Fund	$1,113,846	$412,865	(see below)
Small Cap Financial Fund	$313,962	$113,213	(see below)
Large Cap Financial Fund	$82,979	$36,758	(see below)
Technology Fund	$6,570	$14,992	(see below)
Predecessor Japan Fund	$57,317	$52,396	$79,189
Predecessor Japan Small Cap Fund	$29,500	$38,198	$61,663

With regard to the Predecessor FBR Funds, previous to September 16, 2011, another service provider served as administrator to the Predecessor FBR Funds under a prior administration agreement.  Effective September 16, 2011, the Administrator served as administrator to the Predecessor FBR Funds.  During the fiscal year ended October 31, 2011, the following fees were paid to the Administrator pursuant to the Predecessor FBR Funds’ administration agreement:

Fund	Fiscal Year Ended October 31, 2011*
FBR Focus Fund	$35,904
FBR Balanced Fund	$5,349
FBR Core Bond Fund	$1,544
FBR Gas Utility Index Fund	$22,213
FBR Small Cap Financial Fund	$9,908
FBR Large Cap Financial Fund	$3,102
FBR Technology Fund	$374
* For the period September 16, 2011 to October 31, 2011.

During the fiscal year ended October 31, 2011, the following fees were paid to the previous fund administration service provider, pursuant to the prior Administrative Services Agreement for each Predecessor FBR Fund:

Fund	Fiscal Year Ended October 31, 2011*
FBR Focus Fund	$136,019
FBR Balanced Fund	$21,277
FBR Core Bond Fund	$7,000
FBR Gas Utility Index Fund	$48,787
FBR Small Cap Financial Fund	$59,982
FBR Large Cap Financial Fund	$12,756
FBR Technology Fund	$1,973
* For the period November 1, 2010 through September 15, 2011.

Pursuant to an Administrative Services Agreement, the Prior FBR Adviser provided administrative services to the Predecessor FBR Funds, including oversight of service providers.  For the fiscal years ended October 31, 2012 and 2011, the following fees were paid to the Prior FBR Adviser pursuant to the Administrative Services Agreement for each Predecessor FBR Fund:

Fund	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011
FBR Focus Fund	$290,664	$290,804
FBR Balanced Fund	$86,309	$36,063
FBR Core Bond Fund	$12,585	$10,943
FBR Gas Utility Index Fund	$242,758	$119,959
FBR Small Cap Financial Fund	$73,239	$101,679
FBR Large Cap Financial Fund	$24,422	$24,157
FBR Technology Fund	$2,676	$3,553

The American Gas Association provides administrative services to the Gas Utility Index Fund pursuant to an Administrative Services Agreement between the Gas Utility Index Fund and AGA.  These administrative services include overseeing the calculation of the Gas Utility Index.  AUS Consultants Utility Services performs the actual computations required to produce the Gas Utility Index and receives a fee for such calculations pursuant to a contractual arrangement with AGA.  AGA does not furnish other securities advice to the Gas Utility Index Fund or the Manager or make recommendations regarding the purchase or sale of securities by the Gas Utility Index Fund.  Under the terms of an agreement approved by the Board of

Trustees, AGA provides the Manager with current information regarding the common stock composition of the Gas Utility Index no less than quarterly but may supply such information more frequently.  In addition, AGA provides the Gas Utility Index Fund with information on the natural gas industry.  The Gas Utility Index Fund pays AGA in its capacity as administrator a fee at an annual rate of 0.04% of the average daily net assets of the Gas Utility Index Fund.

For the fiscal years ended October 31, 2013, 2012, and 2011, the Gas Utility Index Fund or the FBR Gas Utility Index Fund paid the following administration fees to AGA:

Fiscal Year Ended October 31, 2013	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011
$371,282	$242,758	$119,959

ACCOUNTING SERVICES AGREEMENT

The Administrator also provides fund accounting services to the Funds pursuant to a Fund Accounting Servicing Agreement with HFT (the “Fund Accounting Servicing Agreement”).  For its accounting services, the Administrator and its affiliates are entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under “THE ADMINISTRATOR.”

TRANSFER AGENT AND CUSTODIAN

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Funds pursuant to a Transfer Agent Agreement with HFT (the “Transfer Agent Agreement”).  Under the Transfer Agent Agreement, the Transfer Agent has agreed to issue and redeem shares of each Fund, make dividend and other distributions to shareholders of each Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts, and make periodic reports to the Funds.

U.S. Bank, National Association (the “Custodian”), Custody Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI  53212, serves as custodian for the Funds pursuant to a Custodian Agreement with HFT (the “Custodian Agreement”).  The Custodian and the Administrator are affiliates of each other.  Under the Custodian Agreement, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the Funds’ accounts, establishment of segregated accounts as necessary, and transfer, exchange, and delivery of Fund portfolio securities.

THE DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the distributor for the Funds pursuant to a Distribution Agreement with HFT (the “Distribution Agreement”).  The Distributor and the Administrator are affiliates of each other.  Under the Distribution Agreement, the Distributor provides, on a best efforts basis and without compensation from HFT (except pursuant to Rule 12b-1 plans), distribution-related services to each Fund in connection with the continuous offering of the Funds’ shares.

CODE OF ETHICS

HFT and the Manager have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act.  This Code of Ethics permits Access Persons of HFT and the Manager to invest in securities, including securities that may be purchased or held by the Funds, subject to receiving pre-clearance of any personal securities transactions in securities other than direct obligations of the U.S. Government, bankers’ acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, and shares issued by open-end registered investment companies other than HFT.  This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

PROXY VOTING POLICY

Information on how the Funds voted proxies during the most recent 12-month period ended June 30 is available on the Funds’ website, without charge, at http://www.hennessyfunds.com or the website of the SEC at http://www.sec.gov.

FUNDS ADVISED SOLELY BY THE MANAGER (CORNERSTONE GROWTH FUND, CORNERSTONE MID CAP 30 FUND, CORNERSTONE LARGE GROWTH FUND, CORNERSTONE VALUE FUND, TOTAL RETURN FUND, BALANCED FUND, GAS UTILITY INDEX FUND, SMALL CAP FINANCIAL FUND, LARGE CAP FINANCIAL FUND, AND TECHNOLOGY FUND).  The proxy voting policy of the Funds advised solely by the Manager is to follow the “Wall Street Rule,” which means that they either vote in accordance with management’s recommendation or instruct the Manager to sell such securities prior to the meeting.  The Funds’ Board of Trustees believes that following the “Wall Street Rule” is consistent with the economic best interests of the shareholders.

There may be instances where the interests of the Manager may conflict, or appear to conflict, with the interests of one of the Funds.  In such instances, the Manager will disclose the conflict to the Funds’ Trustees who are not “interested” persons of the Funds (referred to as “independent Trustees”) prior to the proxy vote and will vote in accordance with the “Wall Street Rule” unless the independent Trustees determine that it is in the economic best interests of such Fund’s investors to vote otherwise.

SUB-ADVISED FUNDS.  The Board of Trustees has delegated authority for making voting decisions with respect to the portfolio securities of the Funds that are sub-advised to the sub-advisors of such Funds.

Broad Run Investment Management, LLC (Focus Fund)

The proxy voting policies and procedures of Broad Run address the responsibility of Broad Run to ensure that proxies received for portfolio securities held by the Focus Fund are voted in the best interest of the Focus Fund, including in those situations involving a conflict of interest between the Focus Fund on the one hand, and Broad Run or its affiliated persons, on the other hand.  Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Advisers Act, as well as Broad Run’s fiduciary duties under federal and state law to act in the best interest of its clients.

Proxies solicited for items of business with respect to issuers whose voting securities are owned by the Focus Fund must be voted in the best interests of the Focus Fund.  Proxies are voted on a case-by-case basis in the best economic interest of the Focus Fund’s investors taking into consideration all relevant contractual obligations and other circumstances at the time of the vote.  Broad Run may abstain from voting a proxy when the effect on the economic interests of investors in the Focus Fund or the value of the Focus Fund’s portfolio holding is indeterminable or insignificant; or when the cost of voting the proxies outweighs the benefits, e.g., when voting certain non-U.S. securities.

RBC Global Asset Management (U.S.) Inc. (Large Value Fund)

RBC GAM (US) relies on proxy research and voting recommendations services provided by a third-party vendor to assist it in exercising the discretion to vote proxies for the Large Value Fund.  For the Large Value Fund, RBC GAM (US) engages ISS Taft‐Hartley Advisory Services (“T‐HAS”) as its primary research and voting service or it may engage a customized proxy research and voting service through its third‐party vendor.

RBC GAM (US) has satisfied itself that the analysis of proxy issues provided to it by its third-party vendor is consistent with its belief that proxies should be voted in investors’ long‐term interests.  The engagement of a third‐party vendor to assist RBC GAM (US) with its proxy voting process is not intended to be a delegation of its proxy voting responsibilities and does not relieve it of its fiduciary obligations to the Large Value Fund with respect to the voting of proxies.  Accordingly, it retains the right to vote the Large Value Fund’s proxies in a manner that is different from what its vendor recommends, where it believes doing so would be in the Large Value Fund’s best interests and is not contrary to the terms of the sub-advisory agreement for the Large Value Fund.

RBC GAM (US) has established a Proxy Committee, which is responsible for establishing, monitoring and reviewing its policies and guidelines with respect to proxy voting, but which does not generally consider the manner in which specific proxies are or have been voted.  The Proxy Committee is also responsible for providing oversight of RBC GAM (US)’s relationship with the provider of its proxy voting policy and proxy research.

Financial Counselors, Inc. (Equity and Income Fund (fixed income sleeve) and Core Bond Fund)

The proxy voting policies and procedures of FCI provide that it is FCI’s intention to vote on all proxy proposals for all securities held by the Equity and Income Fund in its fixed income sleeve and held by the Core Bond Fund (for purposes of this section, such funds, the “Funds”) in a timely manner, unless abstaining on a particular ballot is seen to be in the best interests of the investors.

In some instances, a proxy vote may present a conflict between the interests of a Fund, on the one hand, and FCI’s interests or the interests of a person affiliated with FCI, on the other hand.  In such a case, FCI will disclose this conflict to the Fund when the conflict arises and obtain its consent before voting.  After the potential conflict analysis has been completed, all proxies that contain only routine director and auditor votes will be voted automatically on FCI’s behalf by a proxy advisory service.  FCI has proxy voting guidelines that address proxy voting on other types of matters, such as corporate governance, equity-based compensation plans, corporate structure, and shareholder rights plans.  For example, FCI will generally:

●	vote for measures that act to increase the independence of the board of directors;

●	support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees;

●	vote for proposals that promote the exercise of investors’ rights; and

●	vote against shareholder rights plans.

The London Company of Virginia, LLC (Equity and Income Fund (equity sleeve))

The London Company will vote all proxies and act on other corporate actions for all securities held by the Equity and Income Fund in its equity sleeve in a timely manner, as part of its full discretionary authority over the equity sleeve of the Equity and Income Fund.

The London Company will vote the recommendation of Glass Lewis, a leading provider of independent, global proxy research, unless otherwise directed by the Equity and Income Fund or the Manager.  The London Company’s utmost concern when voting proxies for the Equity and Income Fund is that all decisions are made in the best interest of the equity sleeve of the Equity and Income Fund.  The London Company will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Equity and Income Fund’s account, and will give substantial weight to the recommendation of management on any issue.

The London Company also considers whether there are specific facts and circumstances that may give rise to a material conflict of interest on the part of The London Company voting the proxy.  Should a proxy proposal raise a material conflict between the interests of The London Company and the Equity and Income Fund, it will resolve the matter on a case-by-case basis, by abstaining from the vote, voting in accordance with the guidelines set forth by Glass Lewis, or voting the way The London Company feels is in the best interest of the Equity and Income Fund.

SPARX Asset Management Co., Ltd. (Japan Fund and Japan Small Cap Fund)

The Board of Trustees has delegated authority for making voting decisions with respect to the portfolio securities of the Japan Fund and the Japan Small Cap Fund to SPARX Japan.  SPARX Japan has adopted a proxy voting policy (the “Policy”) that provides as follows:

●
SPARX Japan generally votes proxies in a manner consistent with decisions of the Investment Committee of SPARX Japan (the “Committee”), which makes voting decisions pursuant to its Equity Voting Guidelines (the “Guidelines”), unless otherwise permitted by the Policy (such as when specific interests and issues require that a client’s vote be cast differently from the Committee’s decision in order to act in the best economic interests of clients).

●
Where a material conflict of interest has been identified and the matter is covered by the Guidelines, proxies are voted in accordance with the Guidelines. Where a conflict of interest has been identified and the matter is not covered in the Guidelines, SPARX Japan will disclose the conflict and the determination of the manner in which to vote to the Board of Directors of the Manager.

The Guidelines address proxy voting on particular types of matters such as elections for directors, adoption of option plans, and antitakeover proposals. For example, the Committee’s decisions generally will:

●	support management in most elections for directors, unless there are clear concerns about the past performance of the company or the board fails to meet minimum corporate governance standards;

●
support option plans that motivate participants to focus on long-term investor value and returns, encourage employee stock ownership and more closely align employee interests with those of investors; and

●
vote for mergers, acquisitions, and sales of business operations, unless the impact on earnings or voting rights for one class or group of investors is disproportionate to the relative contributions of the group or the company’s structure following the acquisition or merger does not reflect good corporate governance, and vote against such actions if the companies do not provide sufficient information upon request concerning the transaction.

PORTFOLIO TRANSACTIONS

Subject to policies established by the Board of Trustees, the Manager is responsible for the execution of Fund transactions and the allocation of brokerage transactions for the Funds.  As a general matter in executing Fund transactions, the Manager may employ or deal with such brokers or dealers that may, in the Manager’s best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates.  In selecting brokers or dealers, the Manager will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm’s risk in positioning a block of securities.  Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time.  Each Fund that invests in securities traded in the over-the-counter markets may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.  A Fund has no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

The Manager may select broker-dealers that provide it with research services and may cause a Fund to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage or research services provided by the broker-dealer.  Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other Funds or accounts and, conversely, research services furnished to the Manager by brokers in connection with other Funds or accounts the Manager advises may be used by the Manager in advising a Fund.  Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Agreement.  Each Fund may purchase and sell Fund portfolio securities to and from dealers who provide the Fund with research services.  Fund transactions will not be directed to dealers solely on the basis of research services provided.

Investment decisions for each Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing considerations for the various accounts.  However, the same investment decision may be made for a Fund and one or more of such other accounts.  In such cases, simultaneous transactions are inevitable.  Purchases or sales are then allocated between the Fund and such other accounts as to amount according to a formula deemed equitable to the Fund and such other accounts.  Although in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

The Funds (or the Predecessor Funds, as applicable) paid the following amounts in portfolio brokerage commissions during the fiscal years ended October 31, 2013, 2012, and 2011:

Fund	Fiscal Year Ended	Brokerage Commissions Paid	Transactions for which Brokerage Commissions Were Paid

Predecessor Growth Fund	October 31, 2013	$844,435	$684,200,833
	October 31, 2012	$849,614	$419,198,893
	October 31, 2011	$1,107,485	$499,939,260

Focus Fund	October 31, 2013	$162,436	$251,350,496
	October 31, 2012	$123,999	$189,290,332
	October 31, 2011	(see below)	(see below)

Predecessor Mid Cap 30 Fund	October 31, 2013	$1,063,386	$831,594,643
	October 31, 2012	$96,700	$92,915,453
	October 31, 2011	$404,314	$333,050,379

Cornerstone Large Growth Fund	October 31, 2013	$161,651	$169,962,403
	October 31, 2012	$8,768	$8,675,086
	October 31, 2011	$100,412	$118,405,978

Predecessor Value Fund	October 31, 2013	$122,550	$117,859,686
	October 31, 2012	$167,836	$114,517,504
	October 31, 2011	$177,744	$150,407,884

Fund	Fiscal Year Ended	Brokerage Commissions Paid	Transactions for which Brokerage Commissions Were Paid

Large Value Fund	October 31, 2013	$224,169	$253,096,288
	October 31, 2012	$346,674	$289,226,709
	October 31, 2011	$467,093	$407,047,645

Predecessor Total Return Fund	October 31, 2013	$17,927	$37,497,856
	October 31, 2012	$11,842	$24,100,606
	October 31, 2011	$15,966	$26,941,171

Equity and Income Fund	October 31, 2013	$79,182	$119,278,433
	October 31, 2012	$86,482	$125,035,954
	October 31, 2011	(see below)	(see below)

Predecessor Balanced Fund	October 31, 2013	$5,661	$10,861,500
	October 31, 2012	$3,449	$6,669,444
	October 31, 2011	$3,791	$6,828,701

Core Bond Fund	October 31, 2013	$7,993	$3,802,051
	October 31, 2012	$7,744	$4,317,161
	October 31, 2011	(see below)	(see below)

Gas Utility Index Fund	October 31, 2013	$293,516	$604,343,191
	October 31, 2012	$103,230	$477,859,274
	October 31, 2011	(see below)	(see below)

Small Cap Financial Fund	October 31, 2013	$492,614	$329,423,394
	October 31, 2012	$245,221	$150,364,751
	October 31, 2011	(see below)	(see below)

Large Cap Financial Fund	October 31, 2013	$56,180	$106,306,099
	October 31, 2012	$53,700	$108,521,362
	October 31, 2011	(see below)	(see below)

Fund	Fiscal Year Ended	Brokerage Commissions Paid	Transactions for which Brokerage Commissions Were Paid

Technology Fund	October 31, 2013	$7,915	$17,921,428
	October 31, 2012	$5,070	$18,647,642
	October 31, 2011	(see below)	(see below)

Predecessor Japan Fund	October 31, 2013	$17,256	$17,738,916
	October 31, 2012	$96,784	$444,346,126
	October 31, 2011	$68,764	$107,664,172

Predecessor Japan Small Cap Fund	October 31, 2013	$37,867	$41,469,168
	October 31, 2012	$26,056	$34,672,351
	October 31, 2011	$38,411	$35,894,117

Of the brokerage commissions paid by the Predecessor Growth Fund for the fiscal year ended October 31, 2013, $286,041 in portfolio brokerage commissions on transactions totaling $240,580,110 were paid to brokers that provided research services to such Fund.

None of the brokerage commissions paid by the Focus Fund for the fiscal year ended October 31, 2013 were paid to brokers that provided research services to such Fund.

Of the brokerage commissions paid by the Predecessor Mid Cap 30 Fund for the fiscal year ended October 31, 2013, $294,635 in portfolio brokerage commissions on transactions totaling $225,609,513 were paid to brokers that provided research services to such Fund.

Of the brokerage commissions paid by the Cornerstone Large Growth Fund for the fiscal year ended October 31, 2013, $93,783 in portfolio brokerage commissions on transactions totaling $93,257,123 were paid to brokers that provided research services to such Fund.

Of the brokerage commissions paid by the Predecessor Value Fund for the fiscal year ended October 31, 2013, $2,362 in portfolio brokerage commissions on transactions totaling $2,402,707 were paid to brokers that provided research services to such Fund.

None of the brokerage commissions paid by the Large Value Fund for the fiscal year ended October 31, 2013 were paid to brokers that provided research services to such Fund.

None of the brokerage commissions paid by the Predecessor Total Return Fund for the fiscal year ended October 31, 2013 were paid to brokers that provided research services to such Fund.

Of the brokerage commissions paid by the Equity and Income Fund for the fiscal year ended October 31, 2013, $29,168 in portfolio brokerage commissions on transactions totaling $39,151,907 were paid to brokers that provided research services to such Fund.

None of the brokerage commissions paid by the Predecessor Balanced Fund for the fiscal year ended October 31, 2013 were paid to brokers that provided research services to such Fund.

Of the brokerage commissions paid by the Core Bond Fund for the fiscal year ended October 31, 2013, $7,992.50 in portfolio brokerage commissions on transactions totaling $3,796,211 were paid to brokers that provided research services to such Fund.

Of the brokerage commissions paid by the Gas Utility Index Fund for the fiscal year ended October 31, 2013, $23,026 in portfolio brokerage commissions on transactions totaling $39,130,854 were paid to brokers that provided research services to such Fund.

None of the brokerage commissions paid by the Small Cap Financial Fund for the fiscal year ended October 31, 2013 were paid to brokers that provided research services to such Fund.

None of the brokerage commissions paid by the Large Cap Financial Fund for the fiscal year ended October 31, 2013 were paid to brokers that provided research services to such Fund.

None of the brokerage commissions paid by the Technology Fund for the fiscal year ended October 31, 2013 were paid to brokers that provided research services to such Fund.

None of the brokerage commissions paid by the Predecessor Japan Fund for the fiscal year ended October 31, 2013 were paid to brokers that provided research services to such Fund.

None of the brokerage commissions paid by the Predecessor Japan Small Cap Fund for the fiscal year ended October 31, 2013 were paid to brokers that provided research services to such Fund.

For the fiscal year ended October 31, 2012, each Predecessor FBR Fund paid brokerage commissions as follows (the table includes fees paid to FBR Capital Markets & Co. (“FBRCM”), a broker-dealer affiliated with the Prior FBR Adviser):

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBRCM	% of Aggregate Commissions Paid to FBRCM	% of Aggregate Dollar Amount of Transactions Effected through FBRCM
FBR Focus Fund	$123,999	—	—	—
FBR Equity and Income Fund	$86,482	—	—	—
FBR Core Bond Fund	$7,744	—	—	—
FBR Gas Utility Index Fund	$103,230	—	—	—
FBR Small Cap Financial Fund	$245,221	$13,440	5.5%	2.6%
FBR Large Cap Financial Fund	$53,700	$1,450	2.7%	0.5%
FBR Technology Fund	$5,070	—	—	—

For the fiscal year ended October 31, 2011, each Predecessor FBR Fund paid brokerage commissions as follows (the table includes fees paid to FBRCM, a broker-dealer affiliated with the Prior FBR Adviser):

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBRCM	% of Aggregate Commissions Paid to FBRCM	% of Aggregate Dollar Amount of Transactions Effected through FBRCM
FBR Focus Fund	$266,734	—	—	—
FBR Balanced Fund	$50,471	—	—	—
FBR Core Bond Fund	$14,877	—	—	—
FBR Gas Utility Index Fund	$72,223	—	—	—
FBR Small Cap Financial Fund	$673,858	$23,568	3.5%	2.3%
FBR Large Cap Financial Fund	$68,140	$1,250	1.8%	0.2%
FBR Technology Fund	$8,793	—	—	—

PORTFOLIO TURNOVER

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded.  The Manager will adjust a Fund’s assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Manager deem it advisable for a Fund to purchase or sell securities.

High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses.  See “VALUATION OF SHARES” and “ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES” below.

The portfolio turnover for each Fund (or Predecessor Fund, as applicable) for the fiscal years ended October 31, 2013 and 2012 is listed below.  The portfolio turnover for the Predecessor Mid Cap 30 Fund and the Cornerstone Large Growth Fund increased from 25% to 212% and from 0% to 73% respectively, due to the timing of the rebalancing of these Funds.  While these Funds are rebalanced annually, the rebalancing does not always occur in the same month and thus there may be times when there are either multiple rebalances or potentially no rebalances during a single fiscal year.  The portfolio turnover of the Predecessor Japan Small Cap Fund increased from 49% to 141%.  This occurred for two primary reasons.  First, the Predecessor Japan Fund experienced volatility in redemption and subscription activity during fiscal year 2013.  Second, the Japanese stock markets appreciated significantly during fiscal year 2013, and the Predecessor Japan Fund’s portfolio manager decided to capture profits on some of the Fund’s holdings whose share prices reached the portfolio manager’s target prices and replace those securities with holdings that the portfolio manager deemed attractive in terms of valuation.

Fund	Fiscal Year Ended October 31, 2013	Fiscal Year Ended October 31, 2012
Predecessor Growth Fund	105%	90%
Focus Fund	4%	13%
Predecessor Mid Cap 30 Fund	212%	25%
Cornerstone Large Growth Fund	73%	0%
Predecessor Value Fund	41%	47%
Large Value Fund	91%	111%
Predecessor Total Return Fund	31%	22%
Equity and Income Fund	52%	34%
Predecessor Balanced Fund	22%	17%
Core Bond Fund	74%	75%
Gas Utility Index Fund	18%	16%
Small Cap Financial Fund	57%	43%
Large Cap Financial Fund	75%	93%
Technology Fund	164%	138%
Predecessor Japan Fund	6%	2%
Predecessor Japan Small Cap Fund	141%	49%

DISCLOSURE OF PORTFOLIO HOLDINGS

POLICY.  The Board of Trustees of the Funds has adopted the following policies regarding the disclosure of the portfolio holdings of the Funds:

The portfolio holdings information of the Funds are not released to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, rating and ranking organizations, or affiliated persons of the Funds or non-regulatory agencies except that:

(1)           A Fund will release holdings information for its portfolio quarterly to various rating and ranking services, including, but not limited to, Morningstar, Lipper, Standard and Poor’s, and Bloomberg.  The release of such information will usually be completed by U.S. Bancorp Fund Services as authorized by an officer of the Fund.  The holdings information released to such services will be as of the last day of the quarter.  This release of information is delivered by magnetic media or transmission and is generally released between the 15th and 20th calendar day following a calendar quarter end.

(2)           By virtue of their duties and responsibilities, the Transfer Agent, Custodian and Administrator of the Funds (all third-party service providers) and the Manager will have daily regular access to the portfolio holdings information of the Funds.  The Transfer Agent will not release the portfolio holdings information of the Funds to anyone without the written authorization of an officer of the Funds.

(3)           For the purposes of the trading of portfolio securities, the Manager may from time to time provide brokers with trade lists that may reflect, in part or in total, the portfolio holdings of a Fund.  The provision of such trade lists will be subject to customary broker confidentiality agreements and trading restrictions.

(4)           A Fund will release portfolio holdings information in its annual and semi-annual reports on SEC Form N-Q, on Form 13F and as requested or required by law to any governing or regulatory agency of the Fund.

(5)           An officer of a Fund may, subject to confidentiality agreements and trading restrictions, authorize the release of portfolio holdings information for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Manager or to a newly hired investment adviser or sub-advisor.

(6)           On the 4th business day following each calendar quarter-end, a Fund may publicly release the names, percentages of Fund assets, and sector weightings of all of the assets in the Fund’s portfolio.  This information will be as of the last day of the calendar quarter-end and may be released in print, via the Fund’s website, or in other forms as requested by the public.

(7)           The Chief Compliance Officer of the Funds may authorize the release of portfolio holding information on an exception basis provided that (a) the Chief Compliance Officer determines that such a release would be helpful to the shareholders of a Fund, (b) the holdings are released as of the end of a calendar month, (c) the holdings are not released until five calendar days after the end of the month, and (d) the exceptional release is reported to the Board of Trustees.

Under no circumstances shall the Funds, the Manager, or any officers, trustees, or employees of the Funds or the Manager receive any compensation for the disclosure of portfolio holdings information.

There may be instances where the interests of a Fund’s shareholders respecting the disclosure of information about portfolio securities may conflict or appear to conflict with the interests of the Manager, a sub-advisor to the Fund, any principal underwriter for the Fund, or an affiliated person of the Fund (including such affiliated person’s investment adviser or principal underwriter).  In such situations, the conflict must be disclosed to the Board of Trustees, and the Board of Trustees must be afforded the opportunity to determine whether or not to allow such disclosure.

The above policies may not be modified without approval of the Board of Trustees.

PROCEDURE.  Each year, the Funds send a written authorization to the Transfer Agent authorizing the Transfer Agent to provide rating and ranking services with the quarterly portfolio information of the Funds.  The Transfer Agent releases such information to the rating and ranking services between the 5th and 10th of each month following a calendar quarter end.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Investors may purchase and redeem shares of each Fund on each day that the New York Stock Exchange, Inc. (“NYSE”) is open for trading (“Business Day”).  Currently, the NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.  The NYSE may also be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  Purchases and redemptions of the shares of each Fund are effected at their respective net asset values per share determined as of the close of the NYSE (normally 4:00 p.m., Eastern time) on that Business Day.  The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m., Eastern time.

The Hennessy Funds may suspend redemption privileges of shares of any Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Hennessy Funds to dispose of securities owned by them or to determine fairly the value of their assets, or (iii) as the SEC may otherwise permit.  The redemption price may be more or less than the shareholder’s cost, depending on the market value of the relevant Fund’s securities at the time.

The Hennessy Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  The Hennessy Funds use some or all of the following procedures to process telephone redemptions:  (i) requesting a shareholder to correctly state some or all of the following information:  account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number, and the name in which the bank account is registered; (ii) recording all telephone transactions; and (iii) sending written confirmation of each transaction to the registered owner.

The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind, as determined by the Trustees.  However, each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.  While Rule 18f-1 is in effect, such election may not be revoked without the approval of the SEC.  It is contemplated that if the Fund should redeem in kind, securities distributed would be valued as described below under “VALUATION OF SHARES,” and investors would incur brokerage commissions in disposing of such securities.  If a Fund redeems in kind, the Fund will not distribute depository receipts representing foreign securities.

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares.  Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of a Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund.  In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds.  If frequent trading or market timing is detected, a Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (i) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (ii) freeze the account demonstrating the activity from transacting further subscriptions; or (iii) close the account demonstrating frequent trading activity.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

ABANDONED PROPERTY

It is important that the Funds maintain a correct address for each investor.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds.  Upon receiving returned mail, the Funds will attempt to locate the investor or rightful owner of the account.  If the Funds are unable to locate the investor, then they will determine whether the investor’s account has legally been abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

VALUATION OF SHARES

The net asset value for the shares of each Fund normally will be determined on each day the NYSE is open for trading.  The net assets of each Fund are valued as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each Business Day.  Each Fund’s net asset value per share is calculated separately.

For each Fund, the net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent.  Securities listed on the NYSE, NYSE AMEX Equities, or other national exchanges (other than The NASDAQ Stock Market) are valued at the last sale price on the date of valuation, and securities that are traded on The NASDAQ Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation.  Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Trustees believes that such prices reflect the fair market value of such securities.  If there is no sale in a particular security on such day, it is valued at the mean between the bid and ask prices.  Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Trustees.  Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Trustees best to reflect their full value.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs.

ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES

The following is intended as a summary of additional federal income and excise tax considerations generally affecting the Funds and their U.S. shareholders that are not described in the Fund Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of any Fund or its shareholders, and the discussions here and in the Fund Prospectus are not intended as substitutes for careful tax planning.  Accordingly, shareholders of the Funds are urged to consult their tax advisors with specific reference to their own tax circumstances.  Special tax considerations may apply to certain types of investors subject to special treatment (including, for example, insurance companies, banks and tax-exempt organizations, and foreign persons) under the Code.  In addition, the tax discussion in the Fund Prospectus and this SAI is based on tax law in effect on the date of the Fund Prospectus and this SAI; such laws may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

TAXATION OF THE FUNDS

The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Code.  As long as a Fund so qualifies, the Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders, provided it distributes with respect to each taxable year at least 90% of the sum of the Fund’s investment company taxable income (determined without regard to the dividends paid deduction) and net tax-exempt interest income, if any, for such year.  If a Fund failed to qualify as a RIC in any fiscal year, it would be treated as a corporation for federal income tax purposes.  As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Shareholders of a Fund that did not qualify as a RIC would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities.  Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

To qualify as a RIC, a Fund must, among other things: (1) derive in each taxable year (the “gross income test”) at least 90% of its gross income from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stocks, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies, and (b) net income from interests in “qualified publicly traded partnerships” (“QPTPs”) (as defined in the Code); and (2) diversify its holdings (the “asset diversification test”) so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs, and other securities that, in respect of any one issuer, represent not more than 5% of the value of the Fund’s total assets nor more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or one or more QPTPs.

Pursuant to the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a RIC that fails the gross income test for a taxable year is nevertheless considered to have satisfied the test for such year if (1) the RIC satisfies certain procedural requirements, and (2) the RIC’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect.  However, in such case, a tax is imposed on the RIC for the taxable year in which, absent the application of the above cure provision, it would have failed the gross income test equal to the amount by which (a) the RIC’s non-qualifying gross income exceeds (b) one-ninth of the RIC’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, a RIC that fails the asset diversification test as of the end of a quarter is nevertheless considered to have satisfied the test as of the end of such quarter in the following circumstances.  If the RIC’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (1) one percent of the total value of the RIC’s assets at the end of such quarter and (2) $10,000,000 (a “de minimis failure”), the RIC is considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter under circumstances that do not constitute a de minimis failure, a RIC is nevertheless considered to have satisfied the asset diversification test as of the end of such quarter if (1) the RIC satisfies certain procedural requirements, (2) the RIC’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect, and (3) within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of the assets that caused the asset diversification failure, or otherwise satisfies the asset diversification test.  However, in such case, a tax is imposed on the RIC, at the highest rate of tax applicable to corporations (currently 35%), on the net income generated by the assets that caused the RIC to fail the asset diversification test during the period for which the asset diversification test was not met.  In all events, however, such tax will not be less than $50,000.

The Code imposes a 4% nondeductible excise tax on a RIC to the extent the RIC does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (both long- and short-term) for the one-year period ending, as a general rule, on October 31 of that year.  For this purpose, however, any income or gain retained by the RIC that is subject to corporate income tax is considered to have been distributed by year-end.  In addition, the minimum amount that must be distributed in any year to avoid the excise tax is increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year.  Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

FUND DISTRIBUTIONS

Each Fund, except the Total Return Fund, the Equity and Income Fund, the Balanced Fund, the Core Bond Fund, and the Gas Utility Index Fund, declares and pays any dividends from its net investment income, if any, annually.  The Total Return Fund, the Equity and Income Fund, the Balanced Fund, and the Gas Utility Index Fund declare and pay any such dividend quarterly.  The Hennessy Core Bond Fund declares and pays any such dividends monthly.  Each Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year.  Dividends paid by a Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income.  Distributions made from a Fund’s net realized capital gains are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares.  Not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends.  Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

The determination of whether a distribution is from capital gains is generally made taking into account available net capital loss carryforwards, if any.  Under the Modernization Act, if a RIC has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, that portion of the RIC’s net capital loss consisting of the excess (if any) of the RIC’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the RIC’s next taxable year, and that portion of the RIC’s net capital loss consisting of the excess (if any) of the RIC’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the RIC’s next taxable year.

Under the Modernization Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment (December 22, 2010) for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At October 31, 2013, the following Funds (or Predecessor Funds, as applicable) had capital loss carryforwards that expire as follows:

Predecessor Growth Fund	$10,518,607	10/31/16
	$183,155,263	10/31/17
Predecessor Mid Cap 30 Fund	$1,481,017	10/31/16
Cornerstone Large Growth Fund	$3,045,759	10/31/16
Predecessor Value Fund	$32,066,745	10/31/17
Large Value Fund	$12,049,003	10/31/17

Predecessor Total Return Fund	$2,084,535	10/31/17
Technology Fund	$1,757,171	10/31/17
Predecessor Japan Fund	$4,786,618	10/31/15
	$6,231,544	10/31/16
	$15,450,664	10/31/17
	$6,121,138	10/31/18
	$362,390	Indefinite ST
	$340,146	Indefinite LT

At October 31, 2013, the Focus Fund, the Equity and Income Fund, the Predecessor Balanced Fund, the Core Bond Fund, the Gas Utility Index Fund, the Small Cap Financial Fund, the Large Cap Financial Fund and the Predecessor Japan Small Cap Fund had no tax basis capital losses to offset future capital gains.

Dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund.  A portion of the ordinary income dividends paid by Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.  If a Fund pays a dividend in January that was declared in the previous October, November, or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

Beginning in 2013, a 3.8% Medicare contribution tax is imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Under the Foreign Account Tax Compliance Act (“FACTA”), a Fund may be required to withhold a generally nonrefundable 30% tax on distributions of investment company taxable income paid after June 30, 2014 and distributions of net capital gain and the gross proceeds of a redemption of Fund shares paid after December 31, 2016 to (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things, and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.

SALE OR REDEMPTION OF SHARES

Redemptions and exchanges of a Fund’s shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events.  (However, a conversion from Investor Class shares to Institutional Class shares or from Institutional Class shares to Investor Class shares in the same Fund is not a taxable transaction.)  A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Fund shares held for six months or less that is not disallowed will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

Income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.  A Fund may be eligible to “pass through” to its investors any such foreign taxes, in which case it is expected that you would be entitled to claim a deduction or credit on account of any such foreign taxes when computing your federal income tax liability.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax at the applicable federal tax rate on reportable dividends, capital gains distributions, and redemption payments (“backup withholding”).  Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Hennessy Funds or who, to the knowledge of the Hennessy Funds, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

NATURE OF THE FUNDS’ INVESTMENTS

Certain of the Funds’ investments and investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain deductions or losses, or accelerate certain income or gains, of a Fund, affect the holding period of assets held by the Fund, or alter the character of the gains or losses realized by the Fund.  These provisions may also require a Fund to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to satisfy the requirements for maintaining regulated investment company status and for avoiding income and excise taxes.

Gain or loss, if any, realized by a Fund from certain financial futures or forward contracts and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such Section 1256 contract as well as from closing transactions.  In addition, any Section 1256 contracts remaining unexercised at the end of a Fund’s taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

Offsetting positions held by a Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute “straddles.”  To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income.  Certain of the straddle positions held by the Fund may constitute “mixed straddles.”  The Fund may make one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences.  In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests (“appreciated financial position”) and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a “Contract”) with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.  Any gains on forward currency contracts, which are marked-to-market daily, are treated as ordinary income.

If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract.  Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge.  The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments.  For example, a Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company.  In such case, the Fund may have to dispose of securities that it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

If a Fund invests in an entity that is classified as a “passive foreign investment company” (“PFIC”) for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund.  A Fund may elect to mark-to-market its PFIC holdings and therefore may be required to make distributions to shareholders even though it has not disposed of such holdings.  In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.  Dividends from a Fund that are attributable to dividends from a PFIC are not eligible for taxation to U.S. individual shareholders at preferential dividend tax rates discussed above.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of the stock or securities of foreign corporations, or, as provided in the Modernization Act, if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other RICs, the Fund may elect to “pass through” to its shareholders the amount of foreign income taxes paid by the Fund.  Pursuant to such election, shareholders would be required (1) to include in gross income, even though not actually received, their respective pro rata shares of the foreign taxes paid by the Fund, (2) treat their income from the Fund as being from foreign sources to the extent that the Fund’s income is from foreign sources, and (3) either to deduct their pro rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income (but not both).  No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

THE FOREGOING IS ONLY A SUMMARY OF MATERIAL FEDERAL TAX CONSEQUENCES AFFECTING THE FUNDS AND THEIR SHAREHOLDERS.  SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF INVESTMENT IN THE FUNDS.

DESCRIPTION OF SECURITIES RATINGS

The NRSROs that may be utilized by the Manager with regard to portfolio investments for the Funds include Moody’s, Standard & Poor’s (sometimes referred to as “S&P”), Duff & Phelps, Inc. (“Duff”), Fitch Investors Service, Inc. (“Fitch”), IBCA Limited and its affiliate, IBCA Inc. (collectively, “IBCA”), and Thompson BankWatch, Inc. (“TBW”).  Set forth below is a description of the relevant ratings of each such NRSRO.  The NRSROs that may be utilized by the Manager and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.

DEFINITIONS OF CERTAIN MONEY MARKET INSTRUMENTS

COMMERCIAL PAPER.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

CERTIFICATES OF DEPOSIT.  Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

BANKERS’ ACCEPTANCES.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. TREASURY OBLIGATIONS.  U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.  These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT AGENCY AND INSTRUMENTALITY OBLIGATIONS.  Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.  Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.  A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

COMMERCIAL PAPER RATINGS

STANDARD & POOR’S COMMERCIAL PAPER RATINGS.  A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1.  the highest category indicates that the degree of safety regarding timely payment is strong.  Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issuers designated “A-1.”

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

SHORT-TERM DEBT RATINGS

MOODY’S SHORT-TERM DEBT RATINGS.  Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations that have an original maturity not exceeding one year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

●	Leading market positions in well-established industries.

●	High rates of return on funds employed.

●	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

●	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

●	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

DUFF’S SHORT-TERM DEBT RATINGS.  Duff’s description of its five highest short-term debt ratings (Duff incorporates gradations of “1+” (one plus) and “1-” (one minus) to assist investors in recognizing quality differences within the highest rating category):

Duff 1+.  Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1.  Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

Duff 1-.  High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

Duff 2.  Good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

Duff 3.  Satisfactory liquidity and other protection factors qualify issue as to investment grade. .Risk factors are larger and subject to more variation.  Nevertheless, timely payment is expected.

FITCH’S SHORT-TERM DEBT RATINGS.  Fitch’s description of its four highest short-term debt ratings:

F-1+.  Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1.  Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2.  Good Credit Quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

F-3.  Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA’S SHORT-TERM DEBT RATINGS.  IBCA’s description of its three highest short-term debt ratings:

A+.  Obligations supported by the highest capacity for timely repayment.

A1.  Obligations supported by a very strong capacity for timely repayment.

A2.  Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

THOMPSON BANKWATCH RATINGS. Thompson BankWatch, Inc. ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

TBW Ratings do not constitute a recommendation to buy or sell securities of any of these companies.  Further, TBW does not suggest specific investment criteria for individual clients.  The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.  The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.  The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1.  The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2.  The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated “TBW-1.”

TBW-3.  The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4.  The lowest rating category; this rating is regarded as non-investment grade and, therefore, speculative.

LONG-TERM DEBT RATINGS

MOODY’S LONG-TERM DEBT RATINGS.  Description of the five highest long-term debt ratings by Moody’s (Moody’s applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security’s ranking within the category):

Aaa.  Bonds that are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa.  Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A.  Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa.  Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba.  Bonds that are rated Ba are judged to have speculative elements, i.e., their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future.  Uncertainty of position characterizes bonds in this class.

S&P’S LONG-TERM DEBT RATINGS.  Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA.  Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA.  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB.  Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

DUFF’S LONG-TERM DEBT RATINGS.  Description of the three highest long-term debt ratings by Duff:

AAA.  Highest credit quality.  The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-.  High credit quality protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A-.  Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

FITCH’S LONG-TERM DEBT RATINGS.  Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

AAA.  Bonds considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA.  Bonds considered to be investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.”

Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated “[-]+.”

A.  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA’S LONG-TERM DEBT RATINGS.  IBCA’s description of its three highest long-term debt ratings:

AAA.  Obligations for which there is the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA.  Obligations for which there is a very low expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

A.  Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

ANTI-MONEY LAUNDERING PROGRAM

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious or fraudulent activity, and a complete and thorough review of all new opening account applications.  No Fund will transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

OTHER INFORMATION

DISTRIBUTION PLANS

The Trust’s Board of Trustees has adopted a separate Distribution Plan (each, a “Plan”) on behalf of the Investor Class shares of the Total Return Fund, the Balanced Fund, the Focus Fund, the Equity and Income Fund, the Core Bond Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, and the Technology Fund (each, a “12b-1 Fund”) pursuant to Rule 12b-1 under the 1940 Act.  The Board of Trustees has not yet authorized the payment of Rule 12b-1 fees for the Gas Utility Index Fund, and will not authorize any such payments prior to October 26, 2014.  The Plans were adopted in anticipation that the 12b-1 Funds will benefit from the Plans through increased sales of shares, thereby reducing each 12b-1 Fund’s expense ratio and providing the Manager with an asset size that allows greater flexibility in management.  The Plans authorize payments by the 12b-1 Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.15% of the average daily net assets of the Total Return Fund and the Balanced Fund and up to 0.25% of the average daily net assets of the other 12b-1 Funds.  Amounts paid under a Plan by a 12b-1 Fund may be spent by the 12b-1 Fund on any activities or expenses primarily intended to result in the sale of shares of the 12b-1 Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature.  Amounts may also be spent on the cost of implementing and operating the Plan and the payment of capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead costs.  A 12b-1 Fund may reimburse the Distributor for expenses it pays on behalf of such 12b-1 Fund that are eligible to be paid under the applicable Plan.  To the extent any activity is one that a 12b-1 Fund may finance without a plan pursuant to Rule 12b-1, the 12b-1 Fund may also make payments to finance such activity outside of a Plan and not subject to its limitations.

The Plan for a particular 12b-1 Fund may be terminated by such 12b-1 Fund at any time by a vote of the Trustees who are not interested persons of HFT and who have no direct or indirect financial interest in such Plan or any agreement related thereto (the “Rule 12b-1 Trustees”) or by a vote of a majority of the outstanding shares of such 12b-1 Fund.  Any change in the Plan for a particular 12b-1 Fund that would materially increase the distribution expenses of such 12b-1 Fund provided for in such Plan requires approval of the Board of Trustees, including the Rule 12b-1 Trustees, and a majority of the applicable 12b-1 Fund’s shareholders.

While the Plans are in effect, the selection and nomination of Trustees who are not interested persons of HFT will be committed to the discretion of the Trustees of HFT who are not interested persons of HFT.  The Board of Trustees must review the amount and purposes of expenditures pursuant to the Plans quarterly as reported to it by the Distributor, if any, or officers of HFT.  The Plans will continue in effect for as long their continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Trustees.

For the fiscal year ended October 31, 2013, the following amounts were paid by each 12b-1 Fund (or Predecessor Fund, as applicable) under a Plan with respect to Investor Class shares:

Fund	Amount Paid
Focus Fund	$2,175,926
Predecessor Total Return Fund	$121,794
Predecessor Balanced Fund	$21,249
Equity and Income Fund	$511,180
Core Bond Fund	$9,571
Small Cap Financial Fund	$530,455
Large Cap Financial Fund	$172,873
Technology Fund	$11,111

For the fiscal year ended October 31, 2013, the 12b-1 Funds’ (or Predecessor Funds’, as applicable) incurred the following expenses with respect to Investor Class shares.  “Other” distribution expenses identified below include administrative, legal, financial management, and sales support expenses of the 12b-1 Funds (or Predecessor Funds, as applicable).

Fund	Sales Material and Advertising	Printing and Mailing Prospectuses to other than Current Shareholders	Compensation to Sales Personnel and Broker-Dealers	Other	Approximate Total Amount Spent With Respect to Each Fund
Focus Fund	$270,668	$3,473	$205,058	$1,696,727	$2,175,926
Predecessor Total Return Fund	$38,015	$436	$28,403	$54,940	$121,794
Predecessor Balanced Fund	$6,388	$105	$4,111	$10,645	$21,249
Equity and Income Fund	$74,850	$997	$68,263	$367,070	$511,180
Core Bond Fund	$2,375	$87	$2,073	$5,036	$9,571
Small Cap Financial Fund	$72,707	$7,283	$53,466	$396,999	$530,455
Large Cap Financial Fund	$21,451	$330	$15,777	$135,315	$172,872
Technology Fund	$1,732	$59	$1,562	$7,758	$11,111

SHAREHOLDER SERVICES AGREEMENTS

CORNERSTONE GROWTH FUND, CORNERSTONE MID CAP 30 FUND, CORNERSTONE LARGE GROWTH FUND, CORNERSTONE VALUE FUND, LARGE VALUE FUND, TOTAL RETURN FUND, BALANCED FUND, JAPAN FUND, AND JAPAN SMALL CAP FUND.  Each of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Large Value Fund, the Total Return Fund, the Balanced Fund, the Japan Fund, and the Japan Small Cap Fund have entered into a Servicing Agreement with the Manager (each, a “Servicing Agreement”).  Pursuant to the Servicing Agreements, the Manager will provide administrative support services to these Funds consisting of:

●	maintaining an “800” number that current shareholders may call to ask questions about these Funds or their accounts with the Funds;

●	assisting shareholders in processing exchange and redemption requests;

●	assisting shareholders in changing dividend options, account designations and addresses;

●	responding generally to questions of shareholders; and

●	providing such other similar services as these Funds may request.

For such services, each of the Funds identified above pays an annual fee to the Manager equal to 0.10% of its average daily net assets.  The Institutional Class shares of the Funds are not subject to the Servicing Agreement fees.

During the fiscal years ended October 31, 2013, 2012, and 2011, each of the Funds identified above (or Predecessor Funds, as applicable) paid the following fees to the Manager pursuant to the Servicing Agreement.

	Fiscal Year Ended October 31, 2013	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011
Predecessor Growth Fund	$257,378	$214,761	$192,440
Predecessor Mid Cap 30 Fund	$152,159	$139,469	$138,039
Cornerstone Large Growth Fund	$81,066	$76,989	$81,764
Predecessor Value Fund	$130,928	$121,418	$136,248
Large Value Fund	$135,573	125,342	$132,887
Predecessor Total Return Fund	$81,196	$70,834	$65,398
Predecessor Balanced Fund	$14,166	$22,814	$13,577
Predecessor Japan Fund	$20,032	$10,851	$19,263
Predecessor Japan Small Cap Fund	$14,286	$14,980	$24,182

The Servicing Agreement may be terminated with respect to each of the Funds identified above by either party thereto upon 60 days’ written notice to the other party, and will be terminated if its continuance is not approved with respect to such Fund at least annually by a majority of those Trustees who are not parties thereto or “interested persons” (as defined in the 1940 Act) of any such party.

FOCUS FUND, EQUITY AND INCOME FUND, CORE BOND FUND, GAS UTILITY INDEX FUND, SMALL CAP FINANCIAL FUND, LARGE CAP FINANCIAL FUND, AND TECHNOLOGY FUND.  Each of the Focus Fund, the Equity and Income Fund, the Core Bond Fund, the Gas Utility Index Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, and the Technology Fund is authorized to enter into, but as of the date of this SAI has not entered into, a Shareholder Services Agreement pursuant to which each such Fund is entitled to make payments to certain entities that may include investment advisers, brokers, dealer, banks, trust companies, and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of such Fund attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing  relationship.  Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of up to 0.25% on an annual basis of the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.  Among the types of shareholder services that may be compensated under these types of Agreements are (1) answering customer inquiries of a general nature regarding the Funds, (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other Fund documents, (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Fund shares, (4) assisting the Funds in establishing and maintaining shareholder accounts and records, (5) sub-accounting for Fund share transactions at the shareholder account level, and (6) assisting customers in changing account options, account designations, and account addresses, and providing such other shareholder administrative services as may be reasonably requested.

DESCRIPTION OF SHARES

Each Fund’s authorized capital consists of an unlimited number of shares of beneficial interest, having no par value (the “Shares”).  Shareholders are entitled to (i) one vote per full Share, (ii) such distributions as may be declared by the Trustees out of funds legally available, and (iii) upon liquidation, to participate ratably in the assets available for distribution.  There are no conversion or sinking fund provisions applicable to the Shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Trustees.  Consequently, the holders of more than 50% of the Shares voting for the election of Trustees can elect all the Trustees, and in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any persons as Trustees.  As indicated above, the Funds do not anticipate holding an annual meeting in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.

The Shares are redeemable and are transferable.  All Shares issued and sold by the Funds will be fully paid and nonassessable.  Fractional Shares entitle the holder of the same rights as whole Shares.

Pursuant to the Trust Instrument, the Trustees may establish and designate one or more separate and distinct series of Shares, each of which shall be authorized to issue an unlimited number of Shares.  In addition, the Trustees may, without obtaining any prior authorization or vote of shareholders, redesignate or reclassify any issued Shares of any series.  In the event that more than one series is established, each Share outstanding, regardless of series, would still entitle its holder to one vote.  As a general matter, Shares would be voted in the aggregate and not by series, except where class voting would be required by the 1940 Act (e.g., change in investment policy or approval of an investment advisory agreement).  All consideration received from the sale of Shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series’ share of the general liabilities of the applicable Fund, as the case may be, in the proportion that the total net assets of the series bear to the total net assets of all series.  The net asset value of a Share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on Shares of any series only out of lawfully available assets belonging to that series.  In the event of liquidation or dissolution of a Fund, the shareholders would be entitled to the assets belonging to that Fund.

Each of the following Funds offer both Investor Class Shares and Institutional Class Shares (each, a “Class”): the Cornerstone Growth Fund, the Focus Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Large Value Fund, the Equity and Income Fund, the Core Bond Fund, the Small Cap Financial Fund, the Technology Fund and the Japan Fund.  The Investor Class Shares and Institutional Class Shares represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (1) Investor Class Shares bear annual service fees and Institutional Class Shares are not subject to such fees, (2) Institutional Class Shares are available only to shareholders who invest directly in a Fund, or who invest through a broker-dealer, financial institution, or servicing agent that does not receive a service fee from the Fund, or the Manager, and (3) that the Board of Trustees may elect to have certain expenses specific to the Investor Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the net asset value of that Class in relation to the net asset value of the Fund.  The Board of Trustees may classify and reclassify the Shares of the Funds into additional classes of Shares at a future date.

The Trust Instrument contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or their Trustees.  The Trust Instrument provides for indemnification and reimbursement of expenses out of the Funds’ property, as applicable, for any shareholder held personally liable for its obligations.  The Trust Instrument also provides that the Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds and satisfy any judgment thereon.

The Trust Instrument further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

SHAREHOLDER MEETINGS

It is contemplated that HFT will not hold an annual meeting of shareholders in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.  HFT’s Trust Instrument and Bylaws also contain procedures for the removal of Trustees by the HFT’s shareholders.  At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds of the outstanding shares, remove any Trustee or Trustees.

Upon the written request of the holders of shares entitled to not less than 10% of all the votes entitled to be cast at such meeting, the Secretary of HFT shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee.  Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of the total outstanding shares, whichever is less, shall apply to HFT’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of HFT or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as HSFT, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by such matter.  Rule 18f-2 further provides that a fund shall be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical or that the matter does not affect any interest of such fund.  The Rule exempts the selection of independent auditors and the election of Trustees from the separate voting requirements of the rule.

REGISTRATION STATEMENT

This SAI and the Fund Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Fund Prospectus.  The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in this SAI and the Fund Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI and the Fund Prospectus form a part, each such statement being qualified in all respects by such reference.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-5306, serves as counsel to the Funds.  KPMG LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-5306, serves as the independent registered public accounting firm to certain of the Funds.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to certain of the Funds.

FINANCIAL STATEMENTS

The following are included in the Annual Reports, dated October 31, 2013, of Hennessy Mutual Funds, Inc. (File No. 811-07695), Hennessy Funds Trust (File No. 811-07168), Hennessy SPARX Funds Trust (File No. 811-21419), and The Hennessy Funds, Inc. (File No. 811-07493), as filed with the Securities and Exchange Commission on January 9, 2014, are incorporated by reference into this Statement of Additional Information:

●	Statements of Assets and Liabilities
●	Statements of Operations
●	Statement of Cash Flows (Total Return Fund only)
●	Statements of Changes in Net Assets
●	Financial Highlights
●	Schedules of Investments
●	Notes to the Financial Statements
●	Reports of Independent Registered Public Accounting Firms

PART C

OTHER INFORMATION

Item 28.		Exhibits

(a)	Organizational Documents:

	(1)	Certificate of Trust.(1)

	(2)	Certificate of Amendment to the Certificate of Trust.(2)

	(3)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008).(3)

(b)	Bylaws, as amended and restated as of June 3, 2008.(3)

(c)	None.

(d)	Investment Advisory Contracts:

	(1)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.(4)

	(2)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Large Value Fund.(4)

	(3)	Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management, Inc. for the Hennessy Large Value Fund.(4)

(4)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.(6)

(5)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.

	(6)	Sub-Advisory Agreement for the Hennessy Focus Fund between Hennessy Advisors, Inc. and Broad Run Investment Management, LLC.(6)

Part C-1

(7)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (equity sleeve) between Hennessy Advisors, Inc. and The London Company of Virginia, LLC.(6)

(8)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (fixed income sleeve) between Hennessy Advisors, Inc. and Financial Counselors, Inc.(6)

(9)	Sub-Advisory Agreement for the Hennessy Core Bond Fund between Hennessy Advisors, Inc. and Financial Counselors, Inc.(6)

(10)	Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.

(e)	Distribution Agreement among Registrant, Hennessy Advisors, Inc. and Quasar Distributors, LLC.(2) and Amended and Restated Exhibit A.

(f)	None.

(g)	Custody Agreement between Registrant and U.S. Bank, National Association.(2) and Amended and Restated Exhibit C.

(h)	Other Material Contracts:

(1)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC(2) and Amended and Restated Exhibit A.

(2)	Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC(2) and Amended and Restated Exhibit A.

(3)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC(2) and Amended and Restated Exhibit A.

(4)	Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc.

(5)	Power of Attorney.(2)

(6)
Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.(6)

Part C-2

(7)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Value Fund.

(8)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.

(9)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for, n/k/a, the Hennessy Large Value Fund.

(i)	Opinion of Foley & Lardner LLP.

(j)	Consent of Independent Registered Public Accounting Firm:

(1)	Consent of KPMG LLP.

(2)	Consent of Tait, Weller & Baker LLP.

(k)	None.

(l)	Subscription Agreement.(1)

(m)	Distribution (Rule 12b-1) Plans:

(1)
Distribution (Rule 12b-1) Plan for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.(6)

(2)	Distribution (Rule 12b-1) Plan for the Hennessy Total Return Fund.

(3)	Distribution (Rule 12b-1) Plan for the Hennessy Balanced Fund.

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan.

(p)	(1)	Amended and Restated Code of Ethics of The Hennessy Funds, Inc., Hennessy Mutual Funds, Inc., Registrant, Hennessy SPARX Funds Trust and Hennessy Advisors, Inc.(8)

(2)	Code of Ethics of Financial Counselors, Inc.(5)

(3)	Code of Ethics of The London Company of Virginia, LLC.(5)

(4)	Code of Ethics of Broad Run Investment Management, LLC.

(5)	Code of Ethics of SPARX Asset Management Co., Ltd.(7)
_______________

(1)
Previously filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 6 was filed on October 28, 1997 and its accession number is 0000897069-97-000422.

Part C-3

(2)
Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement.  Post-Effective Amendment No. 16 was filed on July 1, 2005 and its accession number is 0000897069-05-001653.

(3)
Previously filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement.  Post-Effective Amendment No. 24 was filed on December 15, 2008 and its accession number is 0000897069-08-001905.

(4)
Previously filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement.  Post-Effective Amendment No. 26 was filed on November 23, 2009 and its accession number is 0000898531-09-000435.

(5)
Previously filed as an exhibit to Post-Effective Amendment No. 32 to the Registration Statement.  Post-Effective Amendment No. 32 was filed on July 30, 2012 and its accession number is 0000898531-12-000311.

(6)
Previously filed as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement.  Post-Effective Amendment No. 34 was filed on February 28, 2013 and its accession number is 0000898531-13-000110.

(7)
Previously filed as an exhibit to Post-Effective Amendment No. 3 to the Form N-1A Registration Statement of Hennessy SPARX Funds Trust.  Post-Effective Amendment No. 3 was filed on February 28, 2006 and its accession number is 0000899681-06-000086.

(8)
Previously filed as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement.  Post-Effective Amendment No. 37 was filed on January 21, 2014 and its accession number is 0000898531-14-000036.

Item 29.                      Persons Controlled by or under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with Registrant.

Item 30.                      Indemnification

Pursuant to Chapter 38 of Title 12 of the Delaware Code, the Registrant’s Trust Instrument, dated September 16, 1992, contains the following article, which is in full force and effect and has not been modified or canceled:

“ARTICLE X
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 10.1.  Limitation of Liability.  A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee.  A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

Part C-4

Section 10.2.  Indemnification

(a)           Subject to the exceptions and limitations contained in Section 10.2(b) below:

(i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A)	by the court or other body approving the settlement;

(B)
by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable , shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs,

Part C-5

executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)           Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

Section 10.3.  Shareholders.  In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.                      Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Part C-6

Item 32.                      Principal Underwriters

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund P
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Appleton Funds	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Bridge Builder Trust	Matrix Advisors Value Fund, Inc.
Bridges Investment Fund, Inc.	Merger Fund
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Capital Guardian Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.
Evermore Funds Trust	Provident Mutual Funds, Inc.
FactorShares Trust	Purisima Funds
First American Funds, Inc.	Rainier Investment Management Mutual Funds
First American Investment Funds, Inc.	RBC Funds Trust
First American Strategy Funds, Inc.	SCS Financial Funds
Glenmede Fund, Inc.	Stone Ridge Trust
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.

Part C-7

Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b)	To the best of the Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1)  This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)  This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)  This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

Item 33.                      Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant, Registrant’s Custodian and Registrant’s Administrator as follows:  the documents required to be maintained by paragraphs (5) and (11) of Rule 31a-1(b) will be maintained by the Registrant; the documents required to be maintained by paragraphs (3) and (7) of Rule 31a-1(b) will be maintained by Registrant’s Custodian; and all other records will be maintained by Registrant’s Administrator.

Item 34.                      Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Part C-8

Item 35.                      Undertakings

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

Part C-9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 28th day of February, 2014.

HENNESSY FUNDS TRUST
(Registrant)

By:      /s/Neil J. Hennessy
Neil J. Hennessy
Chairman of the Board and
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date
/s/Neil J. Hennessy Neil J. Hennessy	Chairman of the Board and President (Principal Executive Officer) and a Trustee	February 28, 2014
Robert T. Doyle*	Trustee	*
J. Dennis DeSousa*	Trustee	*
Gerald P. Richardson*	Trustee	*
/s/Teresa M. Nilsen Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	February 28, 2014

*By:    /s/Neil J. Hennessy
Neil J. Hennessy
Attorney-in-fact
February 28, 2014

Signature Page

EXHIBIT INDEX

Exhibit No.		Exhibit Description

(a)	Organizational Documents:

	(1)	Certificate of Trust.*

	(2)	Certificate of Amendment to the Certificate of Trust.*

	(3)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008).*

(b)	Bylaws, as amended and restated as of June 3, 2008.*

(c)	None.

(d)	Investment Advisory Contracts:

	(1)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.*

	(2)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Large Value Fund.*

	(3)	Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management, Inc. for the Hennessy Large Value Fund.*

(4)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.*

(5)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.

	(6)	Sub-Advisory Agreement for the Hennessy Focus Fund between Hennessy Advisors, Inc. and Broad Run Investment Management, LLC.*

Exhibit-1

(7)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (equity sleeve) between Hennessy Advisors, Inc. and The London Company of Virginia, LLC.*

(8)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (fixed income sleeve) between Hennessy Advisors, Inc. and Financial Counselors, Inc.*

(9)	Sub-Advisory Agreement for the Hennessy Core Bond Fund between Hennessy Advisors, Inc. and Financial Counselors, Inc.*

(10)	Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.

(e)	Distribution Agreement among Registrant, Hennessy Advisors, Inc. and Quasar Distributors, LLC* and Amended and Restated Exhibit A.

(f)	None.

(g)	Custody Agreement between Registrant and U.S. Bank, National Association* and Amended and Restated Exhibit C.

(h)	Other Material Contracts:

(1)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC* and Amended and Restated Exhibit A.

(2)	Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC* and Amended and Restated Exhibit A.

(3)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC* and Amended and Restated Exhibit A.

(4)	Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc.

(5)	Power of Attorney.*

(6)
Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.*

Exhibit-2

(7)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Value Fund

(8)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.

(9)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for, n/k/a, the Hennessy Large Value Fund.

(i)	Opinion of Foley & Lardner LLP.

(j)	Consent of Independent Registered Public Accounting Firm:1

(1)	Consent of KPMG LLP.

(2)	Consent of Tait, Weller & Baker LLP.

(k)	None.

(l)	Subscription Agreement.*

(m)	Distribution (Rule 12b-1) Plans:

(1)
Distribution (Rule 12b-1) Plan for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.*

	(2)	Distribution (Rule 12b-1) Plan for the Hennessy Total Return Fund.

	(3)	Distribution (Rule 12b-1) Plan for the Hennessy Balanced Fund.

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan.

(p)	(1)	Amended and Restated Code of Ethics of The Hennessy Funds, Inc., Hennessy Mutual Funds, Inc., Registrant, Hennessy SPARX Funds Trust and Hennessy Advisors, Inc.*

	(2)	Code of Ethics of Financial Counselors, Inc.*

	(3)	Code of Ethics of The London Company of Virginia, LLC.*

	(4)	Code of Ethics of Broad Run Investment Management, LLC.

	(5)	Code of Ethics of SPARX Asset Management Co., Ltd.*
___________________

*           Previously filed.

Exhibit-3